[WELLS FARGO LOGO]
FUNDS


Annual Report

ALLOCATION FUNDS


September 30, 2000



AGGRESSIVE BALANCED EQUITY FUND
ASSET ALLOCATION FUND
GROWTH BALANCED FUND
INDEX ALLOCATION FUND
MODERATE BALANCED FUND
STRATEGIC INCOME FUND

                                                                ALLOCATION FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
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PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  AGGRESSIVE BALANCED-EQUITY FUND............................................. 2

  ASSET ALLOCATION FUND....................................................... 4

  GROWTH BALANCED FUND........................................................ 6

  INDEX ALLOCATION FUND....................................................... 8

  MODERATE BALANCED FUND......................................................10

  STRATEGIC INCOME FUND.......................................................12

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  AGGRESSIVE BALANCED-EQUITY FUND.............................................14

  ASSET ALLOCATION FUND.......................................................15

  GROWTH BALANCED FUND........................................................30

  INDEX ALLOCATION FUND.......................................................31

  MODERATE BALANCED FUND......................................................45

  STRATEGIC INCOME FUND.......................................................46

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................47

  STATEMENTS OF OPERATIONS....................................................48

  STATEMENTS OF CHANGES IN NET ASSETS.........................................50

  FINANCIAL HIGHLIGHTS........................................................54

NOTES TO FINANCIAL HIGHLIGHTS.................................................58
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NOTES TO FINANCIAL STATEMENTS.................................................59
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TAX INFORMATION...............................................................66
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INDEPENDENT AUDITORS' REPORT..................................................67
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                                CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  DISCIPLINED GROWTH PORTFOLIO................................................68

  INCOME EQUITY PORTFOLIO.....................................................71

  INDEX PORTFOLIO.............................................................75

  INTERNATIONAL PORTFOLIO.....................................................89

  INTERNATIONAL EQUITY PORTFOLIO..............................................92

  LARGE COMPANY GROWTH PORTFOLIO..............................................95

  SMALL CAP INDEX PORTFOLIO...................................................97

  SMALL CAP VALUE PORTFOLIO..................................................114

  SMALL COMPANY GROWTH PORTFOLIO.............................................117

  SMALL COMPANY VALUE PORTFOLIO..............................................122

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES.......................................128

  STATEMENTS OF OPERATIONS...................................................130

  STATEMENTS OF CHANGES IN NET ASSETS........................................132

  FINANCIAL HIGHLIGHTS.......................................................139

NOTES TO FINANCIAL HIGHLIGHTS................................................139
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NOTES TO FINANCIAL STATEMENTS................................................140
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INDEPENDENT AUDITORS' REPORT.................................................145
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LIST OF ABBREVIATIONS........................................................146
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                ALLOCATION FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Volatility once again dominated the financial markets during the fiscal year ended September 30, 2000. The Dow Jones Industrial Average (the Dow) reached a record high in January only to surrender most of its gains by fiscal year-end. In contrast, bonds outperformed stocks for the first time since 1990, underscoring the importance of diversification amid shifting markets.
   In a comment that set the stage for the performance of financial markets throughout the period, Federal Reserve Board (the Fed) Chairman Alan Greenspan said that he would continue to raise short-term interest rates until both the economy and the stock market slowed. Ultimately, short-term interest rates rose 1.25% during the period, including an aggressive half-point increase in May. The rate increases achieved their desired affect by trimming economic growth to a more sustainable rate, while slowing the stock market.

OVERVIEW OF EQUITY MARKETS
--------------------------------------------------------------------------------
   The fiscal year began on an upbeat note, with the average diversified stock fund climbing 18% during the fourth quarter of 1999. Yet the threat of rising interest rates and their impact on corporate earnings soon sent shockwaves through the market, with the Dow declining 7.3% between January and the September 30, 2000, fiscal year-end. The Nasdaq Composite Index, a proxy for new economy technology stocks, also plummeted from its March highs, sending many investors back to the relative stability of the Dow's old economy stocks. Along the way, the utility sector plus small cap and mid cap stocks emerged as market leaders.
   As the fiscal year drew to a close, escalating oil prices replaced concerns over the direction of interest rates. Higher energy prices combined with slower growth and a weak euro triggered many third quarter corporate profit warnings, clouding the investment outlook.

OVERVIEW OF BOND MARKETS
--------------------------------------------------------------------------------
   The Treasury Department's decision to issue fewer 30-year bonds due to a budget surplus created an inverted yield curve, with yields on long-term bonds falling below yields of shorter-term securities. However, the perceived scarcity of long-term bonds drove up the price of 30-year Treasury bonds (bond prices and yields move in opposite directions), which contributed to their double-digit total returns. More recently, non-U.S. Treasury securities, including agency, corporate, asset- and mortgage-backed bonds, have assumed a leadership role in the bond market.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Regardless of how financial markets perform in the future, Wells Fargo Funds continues to emphasize that diversification among stocks, bonds and cash can help earn more balanced returns. That is the unique advantage of the Wells Fargo Allocation Funds, which offer six different mutual funds designed to meet the risk tolerance and long-term goals of investors in any environment.
   With more than $67 billion in assets under management (as of September 30, 2000), Wells Fargo Funds provides a full spectrum of mutual funds to help you reach your financial goals. In closing, thank you for investing in Wells Fargo Funds.

  Sincerely,

    /s/ MICHAEL J. HOGAN
    MICHAEL J. HOGAN
    PRESIDENT,
    WELLS FARGO FUNDS

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Aggressive Balanced-Equity Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.
ADVISOR
  Wells Fargo Bank, N.A.
SUB-ADVISORS
  Wells Capital Management Incorporated
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management
FUND MANAGERS
  Collectively Managed
INCEPTION DATE
  12/02/97
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares outperformed its benchmark, the S&P 500 Index(1), for the one-year period ended September 30, 2000, returning 15.82%(2) versus a return of 13.28% for the S&P 500 Index. The Fund's Institutional Class shares also outperformed its Lehman Brothers Aggregate Bond Index(3) benchmark, which had a return of 6.99%. The Fund's Institutional Class shares distributed $0.12 per share in dividend income and $0.02 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund uses a proprietary investment strategy called the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets toward stocks or bonds when a compelling valuation differential exists between the two markets.
   Based on this model, the Fund overweighted bonds (relative to its neutral 80/20 stock/bond allocation) beginning on November 29, 1999, when the model hit a trigger point that prompted the managers to shift 15% of assets from stocks to bonds.
   To implement tactical asset allocations such as this, the Fund managers use futures contracts to keep the Fund's underlying assets near a long-term strategic allocation of 80% stocks and 20% bonds. The Fund had a long position in 30-year Treasury bond futures and a short position in S&P 500 Index futures. With the use of the futures overlay, the Fund had an effective asset allocation of 66.4% in stocks and 33.6% in bonds as of September 30, 2000.
   Bonds outperformed stocks during the first three quarters of 2000. The Fund's emphasis on bonds, (relative to its neutral 80/20 stock/bond allocation) helped it outperform its weighted composite benchmark.
STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the U.S. economy is indeed slowing, a trend that historically has led investors to favor defensive, old-line and interest rate sensitive areas of the stock market. The Fund plans to return to its neutral 80/20 stock/bond allocation when the respective market valuations move back into a more normal alignment.

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Institutional Class shares of the Wells Fargo Aggressive Balanced-Equity Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(3) The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a profesionally managed mutual fund. You cannot invest directly in an index.
(4) The Lehman Brothers Intermediate Government/Credit Index is an index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4-5 years. This index represents asset types that are subject to risk, including loss of principal. The Index does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.
2

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                                     Since     Since
                                6-Month*  1-Year   Inception  12/01/97
INSTITUTIONAL CLASS              (0.14)    15.82      15.58
BENCHMARK
  S&P 500 INDEX                  (3.60)    13.28                17.02(5)
  LEHMAN BROTHERS AGGREGATE
    BOND INDEX                    4.81      6.99                 5.58(5)
  LEHMAN BROTHERS INTERMEDIATE
    GOVERNMENT/CREDIT INDEX(4)    4.62      6.25                 5.54(5)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  TEN LARGEST HOLDINGS(6)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

PFIZER INCORPORATED                                 1.81%
CISCO SYSTEMS INCORPORATED                          1.62%
GENERAL ELECTRIC COMPANY                            1.61%
INTEL CORPORATION                                   1.33%
EMC CORPORATION                                     1.21%
AMERICAN INTERNATIONAL GROUP                        1.20%
MICROSOFT CORPORATION                               1.19%
IBM CORPORATION                                     1.10%
EXXON MOBIL CORPORATION                             1.08%
MERCK AND COMPANY INCORPORATED                      1.00%

  STRATEGIC ALLOCATION(9)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity Style  80%

Diversified Bond Style    20%

  ACTUAL ASSET ALLOCATION(9)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  66.4%

Bonds   33.6%

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA                                                   0.92*
DIVIDEND YIELD                                         1.11%
PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                                   29.9X
PRICE TO BOOK RATIO                                    5.6X
MEDIAN MARKET CAP. ($B)                                25.2
5 YEAR EARNINGS GROWTH
  (HISTORIC)                                           15.0%
NUMBER OF HOLDINGS                                     1416
PORTFOLIO TURNOVER                                       47%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(7)                    AA
AVERAGE MATURITY                        12.44 YEARS
DURATION                                 6.25 YEARS
SEC YIELD(8) AS OF 9/30/00                 6.33%

  GROWTH OF $10,000 INVESTMENT(10)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WELLS FARGO AGGRESSIVE                           LEHMAN BROTHERS INTERMEDIATE    LEHMAN BROTHERS
       BALANCED-EQUITY FUND - INSTITUTIONAL CLASS  S&P 500 INDEX    GOVERNMENT/CREDIT INDEX     AGGREGATE BOND INDEX

12/97                                     $10,000        $10,000                       $10,000               $10,000

12/97                                     $10,013        $10,172                       $10,080               $10,101

01/98                                     $10,144        $10,284                       $10,212               $10,230

02/98                                     $10,704        $11,025                       $10,204               $10,223

03/98                                     $11,085        $11,590                       $10,237               $10,258

04/98                                     $11,225        $11,708                       $10,288               $10,311

05/98                                     $11,055        $11,507                       $10,363               $10,409

06/98                                     $11,375        $11,974                       $10,429               $10,497

07/98                                     $11,205        $11,847                       $10,466               $10,520

08/98                                      $9,923        $10,135                       $10,630               $10,691

09/98                                     $10,364        $10,785                       $10,897               $10,941

10/98                                     $11,135        $11,662                       $10,886               $10,883

11/98                                     $11,766        $12,368                       $10,885               $10,945

12/98                                     $12,438        $13,081                       $10,928               $10,978

01/99                                     $12,791        $13,631                       $10,988               $11,056

02/99                                     $12,438        $13,206                       $10,827               $10,863

03/99                                     $12,821        $13,734                       $10,908               $10,924

04/99                                     $13,234        $14,266                       $10,942               $10,958

05/99                                     $13,043        $13,929                       $10,858               $10,862

06/99                                     $13,608        $14,687                       $10,865               $10,828

07/99                                     $13,376        $14,228                       $10,855               $10,782

08/99                                     $13,255        $14,158                       $10,864               $10,776

09/99                                     $13,002        $13,770                       $10,965               $10,901

10/99                                     $13,507        $14,641                       $10,994               $10,941

11/99                                     $13,850        $14,939                       $11,007               $10,941

12/99                                     $14,377        $15,819                       $10,971               $10,888

01/00                                     $14,041        $15,024                       $10,930               $10,852

02/00                                     $14,204        $14,741                       $11,020               $10,983

03/00                                     $15,080        $16,182                       $11,134               $11,128

04/00                                     $14,836        $15,695                       $11,109               $11,096

05/00                                     $14,591        $15,373                       $11,126               $11,091

06/00                                     $14,989        $15,753                       $11,322               $11,322

07/00                                     $14,897        $15,507                       $11,408               $11,425

08/00                                     $15,498        $16,470                       $11,543               $11,591

09/00                                     $15,060        $15,601                       $11,648               $11,664

--------------------------------------------------------------------------------
(5)  The published return closest to the Fund's inception date of 12/02/97.
(6) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(7) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(8) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(9)  Portfolio holdings are subject to change.
(10) The chart compares the performance of the Wells Fargo Aggressive Balanced-Equity Fund Institutional Class shares since inception with the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Barclays Global Fund Advisors

FUND MANAGERS
  Team Managed

INCEPTION DATE
  11/13/86

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares posted an 11.96%(1) return for the year ended September 30, 2000, excluding sales charges. The Fund outperformed one of its benchmarks, the Lehman Brothers 20+ U.S. Treasury Bond Index(2) (Lehman Index) which returned 10.12%, but underperformed its other benchmark, the S&P 500 Index(3), which was up 13.28%. The Fund's Class A shares distributed $0.55 per share in dividend income and $3.69 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The year was marked by unusual volatility in both the bond and stock markets. The Fund managed to weather this volatility through a series of asset reallocations. Each rebalancing allowed the Fund to take advantage of shifts in relative market strengths of stocks, bonds and cash items. For the first three quarters of 2000, bonds were the best performing asset class, gaining 2.7%, with cash returning 4.9% and stocks declining 1.4%.
   The rally in equity markets in the fourth quarter of 1999, led Fund managers to maintain an asset mix weighted toward stocks. In January 2000, equity markets stumbled on news of strong economic growth. Technology stocks fueled the downturn, dragging down both the S&P 500 Index and Nasdaq Composite Index(4) (Nasdaq). In March, a rally of old economy stocks allowed the markets to regain lost territory. The bond market rebounded sharply, with the Lehman Index returning 9.3% for the first quarter. In response to these events, the Fund rebalanced the portfolio twice. In January, it raised bond allocations to take advantage of the bond rally. However, as bond yields declined in February, a second reallocation was made in favor of equities. This enabled the Fund to take advantage of the March stock market recovery.
   The second quarter of 2000, was marked by extreme volatility in all stock markets. Nasdaq lost 13.23% for the quarter and the S&P 500 Index shed 2.66%. The bond market, however, managed to end the quarter with a 2.17% increase. The Fund responded by rebalancing the portfolio a third time in favor of bonds.
   Strong signs of a market slowdown were evident by the end of the third quarter. With interest rates left unchanged by the Federal Reserve Board in August, investors prepared for a soft landing. Market volatility continued throughout the period, with steep declines in stock indexes after profit warnings by Intel and Apple rattled the markets.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund will continue to invest in a mix of stocks, bonds and cash to capture optimal performance without incurring undue risk. Notwithstanding concerns over earnings growth, the tactical allocation continues to favor equity over bonds, which continue to be overvalued. This is driven by relatively low bond yields and by the fact that earnings growth remains at historically high levels.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objectives and policies as the Stagecoach Fund.
  Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
4

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      (1.50)   11.96    15.44    14.52     (7.15)    5.50    14.08    13.84
CLASS B                      (1.83)   11.21    14.73    13.89     (6.71)    6.48    14.50    13.89
CLASS C                      (1.80)   11.17    14.73    13.89     (2.78)   10.23    14.73    13.89
INSTITUTIONAL CLASS**        (1.50)   11.95    15.44    14.52
BENCHMARK
  LEHMAN BROTHERS 20+
    U.S. TREASURY BOND
    INDEX                     3.34    10.12     7.63    10.28
  S&P 500 INDEX              (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
 ** SHARE CLASS COMMENCED OPERATIONS ON NOVEMBER 8, 1999. TOTAL RETURNS ARE BASED ON THE CLASS A SHARE ADJUSTED FOR INSTITUTIONAL CLASS EXPENSES.

  CHARACTERISTICS:
----------------------------------------------

BETA                                                  0.68*
AVERAGE COUPON OF BOND PORTFOLIO                      5.79%
AVERAGE MATURITY OF BOND PORTFOLIO                  21.2 YEARS
AVERAGE DURATION OF BOND PORTFOLIO                  10.5 YEARS
NUMBER OF HOLDINGS                                     529
PORTFOLIO TURNOVER                                     37%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  STRATEGIC ALLOCATION(6)
----------------------------------------------

STOCKS                                                60%
BONDS                                                 40%

  SECTOR DISTRIBUTION(6)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury
Securities             36%

Technology             19%

Financial              12%

Health Care             7%

Energy                  4%

Consumer Non-Cyclical   4%

Consumer Cyclical       4%

Telecommunications      4%

Consumer Services       3%

Basic Materials         2%

Industrials             2%

Commercial Services     2%

Utilities               1%

  TEN LARGEST HOLDINGS(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

U.S. TREASURY BOND, 8.00%, 11/15/21                 4.02%
GENERAL ELECTRIC COMPANY                            2.89%
U.S. TREASURY BOND, 6.25%, 5/15/30                  2.51%
U.S. TREASURY BOND, 6.25%, 8/15/23                  2.32%
U.S. TREASURY BOND, 6.125%, 11/15/27                2.00%
CISCO SYSTEMS INCORPORATED                          1.98%
U.S. TREASURY BOND, 7.125%, 2/15/23                 1.76%
U.S. TREASURY BILL, DUE 10/12/00                    1.76%
MICROSOFT CORPORATION                               1.61%
EXXON MOBIL CORPORATION                             1.57%

  ACTUAL ASSET ALLOCATION(6)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

STOCKS                                              64%
BONDS                                               36%

  GROWTH OF $10,000 INVESTMENT(7)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO ASSET    LEHMAN BROTHERS                    WELLS FARGO ASSET
       ALLOCATION FUND -       20+ U.S.                        ALLOCATION FUND -
            CLASS A       TREASURY BOND INDEX  S&P 500 INDEX  INSTITUTIONAL CLASS

09/90             $9,425              $10,000        $10,000              $10,000

10/90             $9,525              $10,235         $9,957              $10,109

11/90             $9,801              $10,687        $10,601              $10,401

12/90             $9,938              $10,905        $10,896              $10,547

01/91            $10,199              $11,038        $11,371              $10,825

02/91            $10,413              $11,084        $12,184              $11,051

03/91            $10,502              $11,121        $12,479              $11,146

04/91            $10,598              $11,268        $12,509              $11,248

05/91            $10,722              $11,246        $13,048              $11,380

06/91            $10,488              $11,144        $12,451              $11,131

07/91            $10,750              $11,322        $13,031              $11,409

08/91            $11,094              $11,728        $13,340              $11,774

09/91            $11,314              $12,106        $13,117              $12,007

10/91            $11,348              $12,114        $13,293              $12,044

11/91            $11,265              $12,163        $12,757              $11,956

12/91            $12,139              $12,926        $14,216              $12,883

01/92            $11,781              $12,514        $13,952              $12,504

02/92            $11,850              $12,582        $14,132              $12,577

03/92            $11,694              $12,440        $13,857              $12,411

04/92            $11,785              $12,412        $14,264              $12,507

05/92            $12,014              $12,771        $14,334              $12,751

06/92            $12,067              $12,936        $14,121              $12,807

07/92            $12,582              $13,498        $14,698              $13,353

08/92            $12,540              $13,579        $14,397              $13,309

09/92            $12,711              $13,778        $14,566              $13,490

10/92            $12,532              $13,487        $14,616              $13,301

11/92            $12,697              $13,562        $15,114              $13,475

12/92            $12,989              $13,951        $15,299              $13,786

01/93            $13,258              $14,338        $15,427              $14,071

02/93            $13,628              $14,839        $15,637              $14,463

03/93            $13,722              $14,870        $15,967              $14,564

04/93            $13,656              $14,978        $15,581              $14,494

05/93            $13,832              $15,045        $15,998              $14,680

06/93            $14,191              $15,708        $16,045              $15,061

07/93            $14,317              $16,011        $15,981              $15,195

08/93            $14,881              $16,704        $16,587              $15,793

09/93            $14,821              $16,744        $16,460              $15,729

10/93            $15,038              $16,882        $16,800              $15,960

11/93            $14,806              $16,426        $16,640              $15,713

12/93            $14,930              $16,463        $16,841              $15,845

01/94            $15,382              $16,874        $17,414              $16,325

02/94            $14,882              $16,142        $16,941              $15,794

03/94            $14,299              $15,405        $16,203              $15,176

04/94            $14,259              $15,214        $16,410              $15,134

05/94            $14,315              $15,089        $16,680              $15,193

06/94            $14,067              $14,932        $16,271              $14,929

07/94            $14,520              $15,485        $16,805              $15,410

08/94            $14,755              $15,332        $17,494              $15,660

09/94            $14,327              $14,809        $17,067              $15,205

10/94            $14,442              $14,761        $17,450              $15,327

11/94            $14,286              $14,865        $16,814              $15,162

12/94            $14,508              $15,111        $17,064              $15,398

01/95            $14,881              $15,522        $17,506              $15,794

02/95            $15,349              $15,957        $18,188              $16,291

03/95            $15,623              $16,108        $18,723              $16,581

04/95            $15,966              $16,399        $19,274              $16,944

05/95            $16,791              $17,750        $20,043              $17,820

06/95            $17,050              $17,965        $20,508              $18,095

07/95            $17,272              $17,646        $21,188              $18,331

08/95            $17,387              $18,069        $21,241              $18,453

09/95            $17,839              $18,426        $22,137              $18,933

10/95            $17,928              $18,979        $22,058              $19,028

11/95            $18,438              $19,473        $23,025              $19,568

12/95            $18,742              $20,034        $23,469              $19,892

01/96            $19,077              $20,011        $24,267              $20,246

02/96            $18,977              $18,949        $24,493              $20,141

03/96            $19,017              $18,540        $24,728              $20,184

04/96            $19,036              $18,211        $25,091              $20,203

05/96            $19,199              $18,114        $25,736              $20,377

06/96            $19,415              $18,519        $25,834              $20,605

07/96            $18,983              $18,518        $24,692              $20,147

08/96            $18,965              $18,253        $25,213              $20,128

09/96            $19,705              $18,785        $26,630              $20,913

10/96            $20,382              $19,572        $27,365              $21,632

11/96            $21,468              $20,271        $29,431              $22,784

12/96            $20,927              $19,742        $28,848              $22,210

01/97            $21,350              $19,565        $30,648              $22,659

02/97            $21,401              $19,569        $30,891              $22,713

03/97            $20,678              $19,031        $29,624              $21,946

04/97            $21,483              $19,515        $31,390              $22,800

05/97            $22,206              $19,741        $33,308              $23,568

06/97            $22,841              $20,154        $34,790              $24,242

07/97            $24,446              $21,446        $37,556              $25,945

08/97            $23,366              $20,784        $35,452              $24,799

09/97            $24,324              $21,400        $37,392              $25,815

10/97            $24,292              $22,187        $36,143              $25,782

11/97            $25,081              $22,536        $37,816              $26,619

12/97            $25,533              $22,935        $38,467              $27,099

01/98            $25,914              $23,417        $38,890              $27,503

02/98            $27,147              $23,230        $41,694              $28,812

03/98            $28,138              $23,276        $43,828              $29,863

04/98            $28,330              $23,354        $44,276              $30,067

05/98            $28,194              $23,848        $43,514              $29,923

06/98            $29,243              $24,476        $45,281              $31,036

07/98            $28,948              $24,337        $44,801              $30,723

08/98            $26,142              $25,527        $38,327              $27,745

09/98            $27,620              $26,467        $40,784              $29,314

10/98            $29,246              $26,017        $44,095              $31,039

11/98            $30,690              $26,257        $46,768              $32,572

12/98            $32,064              $26,196        $49,517              $34,030

01/99            $33,187              $26,445        $51,587              $35,222

02/99            $31,990              $25,032        $53,192              $33,951

03/99            $32,899              $24,921        $55,319              $34,916

04/99            $33,850              $24,942        $57,460              $35,926

05/99            $33,149              $24,545        $56,104              $35,182

06/99            $34,078              $24,245        $59,156              $36,168

07/99            $33,324              $24,107        $57,309              $35,367

08/99            $33,135              $23,993        $57,026              $35,167

09/99            $32,663              $24,167        $55,463              $34,666

10/99            $33,838              $24,170        $58,973              $35,913

11/99            $34,130              $23,986        $60,171              $36,222

12/99            $35,106              $23,561        $63,715              $37,261

01/00            $34,367              $23,972        $60,516              $36,461

02/00            $34,619              $24,823        $59,372              $36,728

03/00            $37,125              $25,752        $65,179              $39,402

04/00            $36,293              $25,507        $63,217              $38,519

05/00            $35,683              $25,380        $61,921              $37,872

06/00            $36,524              $25,930        $63,451              $38,763

07/00            $36,389              $26,444        $62,461              $38,620

08/00            $38,092              $27,089        $66,340              $40,427

09/00            $36,568              $26,626        $62,837              $38,809

--------------------------------------------------------------------------------
(2) The Lehman Brothers 20+ U.S. Treasury Bond Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small Cap stocks. You cannot invest directly in an index.
(5) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6)  Portfolio holdings are subject to change.
(7) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers 20+ U.S. Treasury Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management Incorporated
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  04/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares outperformed its benchmark, the S&P 500 Index(1), for the one-year period ended September 30, 2000, excluding sales charges, returning 14.86%(2) versus a return of 13.28% for its benchmark. The Fund's Class A shares also outperformed its Lehman Brothers Aggregate Bond Index(3) benchmark, which returned 6.99%. The Fund's Class A shares distributed $0.59 per share in dividend income and $1.81 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund uses a proprietary investment strategy called the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets toward stocks or bonds when a compelling valuation differential exists between the two markets.
   Based on this model, the Fund overweighted bonds (relative to its neutral 65/35 stock/bond allocation) beginning on November 29, 1999, when the model hit a trigger point that prompted the managers to shift 15% of assets from stocks to bonds.
   To implement tactical asset allocations such as this, the Fund managers used futures contracts to keep the Fund's underlying assets near a long-term strategic allocation of 65% stocks and 35% bonds. The Fund used a long position in 30-year Treasury bond futures and a short position in S&P 500 Index futures. With the use of the futures overlay, the Fund had an effective asset allocation of 49.6% in stocks and 50.4% in bonds as of September 30, 2000.
   With bonds outperforming stocks during the first three quarters of 2000, the Fund's emphasis on bonds (relative to its neutral 65/35 stock/ bond allocation) helped it outperform its weighted composite benchmark.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the U.S. economy is indeed slowing, a trend that historically has led investors to favor defensive, old-line and interest rate sensitive areas of the stock market. Stable interest rates should also provide support for the bond market. The Fund plans to return to its neutral 65/35 stock/ bond allocation when the respective market valuations move back into a more normal alignment.

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B and Class C sales charges and expenses, respectively. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund.
   The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance, including sales charge, assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(3) The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a profesionally managed mutual fund. You cannot invest directly in an index.
6

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                       0.81    14.86    15.52    14.64     (4.99)    8.25    14.16    13.96
CLASS B                       0.43    14.04    14.67    13.80     (4.57)    9.04    14.44    13.80
CLASS C                       0.46    14.06    14.72    13.82     (0.54)   13.06    14.72    13.82
INSTITUTIONAL CLASS           0.95    15.14    15.62    14.69
BENCHMARK
  LEHMAN BROTHERS
    AGGREGATE BOND INDEX      4.81     6.99     6.47     8.05
  LEHMAN BROTHERS
    INTERMEDIATE
    GOVERNMENT/CREDIT
    INDEX(4)                  4.62     6.25     6.08     7.40
  S&P 500 INDEX              (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA                                                       0.92(*)
DIVIDEND YIELD                                             1.11%
PRICE TO EARNINGS RATIO (TRAILING
  12 MO.)                                                 29.9X
PRICE TO BOOK RATIO                                        5.6X
MEDIAN MARKET CAP. ($B)                                    25.2
5 YEAR EARNINGS GROWTH (HISTORIC)                          15.0%
NUMBER OF HOLDINGS                                         1416
PORTFOLIO TURNOVER                                           54%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                        AA
AVERAGE MATURITY                            12.44 YEARS
DURATION                                     6.25 YEARS
SEC YIELD(7) AS OF 9/30/00                     6.33%

  TEN LARGEST HOLDINGS(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

U.S. TREASURY BOND, 6.625%,
  2/15/27                                              2.16%
U.S. TREASURY BOND, 6.125%,
  11/15/27                                             2.13%
U.S. TREASURY BOND, 6.375%,
  8/15/27                                              1.67%
GNMA 8.00%                                             1.54%
PFIZER INCORPORATED                                    1.45%
CISCO SYSTEMS INCORPORATED                             1.30%
GENERAL ELECTRIC COMPANY                               1.30%
U.S. TREASURY BOND, 6.75%,
  8/15/26                                              1.09%
FNMA                                                   1.09%
INTEL CORPORATION                                      1.07%

  STRATEGIC ALLOCATION(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Equity Style  65%

Diversified Bond Style    35%

  ACTUAL ASSET ALLOCATION(8)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  49.6%

Bonds   50.4%

  GROWTH OF $10,000 INVESTMENT(9)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO                       LEHMAN BROTHERS       LEHMAN BROTHERS         WELLS FARGO
       GROWTH BALANCED                 INTERMEDIATE GOVERNMENT/     AGGREGATE          GROWTH BALANCED
       FUND - CLASS A   S&P 500 INDEX        CREDIT INDEX          BOND INDEX     FUND - INSTITUTIONAL CLASS

09/90           $9,425        $10,000                   $10,000          $10,000                     $10,000

10/90           $9,484         $9,957                   $10,116          $10,127                     $10,062

11/90           $9,850        $10,601                   $10,270          $10,345                     $10,452

12/90          $10,069        $10,896                   $10,410          $10,506                     $10,683

01/91          $10,501        $11,371                   $10,517          $10,636                     $11,142

02/91          $11,044        $12,184                   $10,601          $10,727                     $11,719

03/91          $11,261        $12,479                   $10,673          $10,801                     $11,950

04/91          $11,277        $12,509                   $10,789          $10,917                     $11,965

05/91          $11,651        $13,048                   $10,855          $10,981                     $12,362

06/91          $11,260        $12,451                   $10,863          $10,975                     $11,948

07/91          $11,696        $13,031                   $10,984          $11,128                     $12,410

08/91          $11,970        $13,340                   $11,194          $11,368                     $12,701

09/91          $11,980        $13,117                   $11,387          $11,599                     $12,712

10/91          $12,201        $13,293                   $11,516          $11,728                     $12,945

11/91          $11,970        $12,757                   $11,649          $11,836                     $12,701

12/91          $12,879        $14,216                   $11,933          $12,187                     $13,665

01/92          $12,807        $13,952                   $11,824          $12,021                     $13,588

02/92          $12,837        $14,132                   $11,871          $12,100                     $13,622

03/92          $12,624        $13,857                   $11,824          $12,031                     $13,395

04/92          $12,754        $14,264                   $11,928          $12,118                     $13,533

05/92          $12,921        $14,334                   $12,113          $12,347                     $13,710

06/92          $12,753        $14,121                   $12,293          $12,517                     $13,532

07/92          $13,014        $14,698                   $12,537          $12,772                     $13,809

08/92          $12,900        $14,397                   $12,663          $12,902                     $13,688

09/92          $13,038        $14,566                   $12,835          $13,055                     $13,834

10/92          $13,058        $14,616                   $12,668          $12,881                     $13,856

11/92          $13,451        $15,114                   $12,620          $12,884                     $14,273

12/92          $13,598        $15,299                   $12,789          $13,089                     $14,428

01/93          $13,625        $15,427                   $13,037          $13,340                     $14,457

02/93          $13,580        $15,637                   $13,243          $13,574                     $14,410

03/93          $13,938        $15,967                   $13,296          $13,630                     $14,790

04/93          $13,741        $15,581                   $13,402          $13,725                     $14,580

05/93          $14,058        $15,998                   $13,373          $13,743                     $14,916

06/93          $14,075        $16,045                   $13,583          $13,992                     $14,935

07/93          $14,154        $15,981                   $13,615          $14,071                     $15,018

08/93          $14,672        $16,587                   $13,832          $14,318                     $15,569

09/93          $14,733        $16,460                   $13,889          $14,357                     $15,634

10/93          $14,912        $16,800                   $13,926          $14,410                     $15,822

11/93          $14,672        $16,640                   $13,848          $14,288                     $15,560

12/93          $14,993        $16,841                   $13,912          $14,365                     $15,909

01/94          $15,377        $17,414                   $14,066          $14,559                     $16,316

02/94          $15,092        $16,941                   $13,858          $14,306                     $16,014

03/94          $14,564        $16,203                   $13,629          $13,954                     $15,454

04/94          $14,656        $16,410                   $13,537          $13,842                     $15,552

05/94          $14,722        $16,680                   $13,546          $13,840                     $15,621

06/94          $14,410        $16,271                   $13,547          $13,810                     $15,289

07/94          $14,771        $16,805                   $13,743          $14,084                     $15,674

08/94          $15,250        $17,494                   $13,785          $14,101                     $16,182

09/94          $15,031        $17,067                   $13,658          $13,894                     $15,950

10/94          $15,157        $17,450                   $13,657          $13,881                     $16,082

11/94          $14,862        $16,814                   $13,596          $13,851                     $15,770

12/94          $14,971        $17,064                   $13,643          $13,946                     $15,886

01/95          $15,097        $17,506                   $13,872          $14,223                     $16,019

02/95          $15,449        $18,188                   $14,159          $14,561                     $16,393

03/95          $15,759        $18,723                   $14,240          $14,650                     $16,722

04/95          $16,036        $19,274                   $14,417          $14,855                     $17,015

05/95          $16,489        $20,043                   $14,852          $15,429                     $17,496

06/95          $16,874        $20,508                   $14,952          $15,543                     $17,905

07/95          $17,377        $21,188                   $14,953          $15,508                     $18,438

08/95          $17,453        $21,241                   $15,089          $15,695                     $18,519

09/95          $17,964        $22,137                   $15,198          $15,848                     $19,061

10/95          $17,813        $22,058                   $15,367          $16,054                     $18,901

11/95          $18,274        $23,025                   $15,568          $16,294                     $19,390

12/95          $18,452        $23,469                   $15,731          $16,523                     $19,579

01/96          $18,841        $24,267                   $15,867          $16,633                     $19,992

02/96          $18,988        $24,493                   $15,681          $16,343                     $20,148

03/96          $19,126        $24,728                   $15,601          $16,230                     $20,295

04/96          $19,453        $25,091                   $15,546          $16,139                     $20,644

05/96          $19,749        $25,736                   $15,534          $16,106                     $20,956

06/96          $19,758        $25,834                   $15,699          $16,322                     $20,965

07/96          $19,126        $24,692                   $15,746          $16,367                     $20,295

08/96          $19,386        $25,213                   $15,758          $16,340                     $20,570

09/96          $20,156        $26,630                   $15,977          $16,624                     $21,387

10/96          $20,297        $27,365                   $16,260          $16,992                     $21,580

11/96          $21,267        $29,431                   $16,475          $17,284                     $22,562

12/96          $21,081        $28,848                   $16,369          $17,123                     $22,369

01/97          $21,783        $30,648                   $16,433          $17,175                     $23,113

02/97          $21,783        $30,891                   $16,464          $17,218                     $23,113

03/97          $21,099        $29,624                   $16,351          $17,027                     $22,388

04/97          $21,801        $31,390                   $16,544          $17,282                     $23,133

05/97          $22,873        $33,308                   $16,681          $17,445                     $24,270

06/97          $23,695        $34,790                   $16,833          $17,653                     $25,142

07/97          $25,043        $37,556                   $17,175          $18,128                     $26,572

08/97          $24,054        $35,452                   $17,089          $17,974                     $25,524

09/97          $25,135        $37,392                   $17,287          $18,239                     $26,670

10/97          $24,646        $36,143                   $17,479          $18,504                     $26,151

11/97          $25,091        $37,816                   $17,517          $18,589                     $26,650

12/97          $25,461        $38,467                   $17,657          $18,776                     $27,016

01/98          $25,798        $38,890                   $17,889          $19,017                     $27,373

02/98          $26,945        $41,694                   $17,874          $19,003                     $28,591

03/98          $27,747        $43,828                   $17,932          $19,068                     $29,441

04/98          $28,053        $44,276                   $18,021          $19,168                     $29,766

05/98          $27,766        $43,514                   $18,153          $19,349                     $29,462

06/98          $28,479        $45,281                   $18,269          $19,513                     $30,218

07/98          $28,132        $44,801                   $18,333          $19,555                     $29,850

08/98          $25,619        $38,327                   $18,621          $19,873                     $27,184

09/98          $26,678        $40,784                   $19,088          $20,338                     $28,307

10/98          $28,254        $44,099                   $19,069          $20,231                     $29,976

11/98          $29,731        $46,772                   $19,067          $20,346                     $31,551

12/98          $31,157        $49,466                   $19,143          $20,407                     $33,079

01/99          $31,944        $51,548                   $19,249          $20,553                     $33,922

02/99          $31,088        $49,940                   $18,966          $20,194                     $33,024

03/99          $31,865        $51,938                   $19,108          $20,306                     $33,844

04/99          $32,682        $53,948                   $19,167          $20,370                     $34,720

05/99          $32,259        $52,675                   $19,020          $20,192                     $34,288

06/99          $33,420        $55,540                   $19,033          $20,127                     $35,518

07/99          $32,928        $53,806                   $19,016          $20,042                     $34,997

08/99          $32,663        $53,540                   $19,031          $20,031                     $34,731

09/99          $32,170        $52,072                   $19,208          $20,264                     $34,210

10/99          $33,214        $55,368                   $19,258          $20,339                     $35,330

11/99          $33,952        $56,492                   $19,281          $20,337                     $36,117

12/99          $34,932        $59,820                   $19,217          $20,239                     $37,175

01/00          $34,361        $56,817                   $19,146          $20,173                     $36,565

02/00          $34,848        $55,743                   $19,303          $20,417                     $37,091

03/00          $36,655        $61,195                   $19,504          $20,686                     $39,018

04/00          $36,137        $59,353                   $19,459          $20,627                     $38,480

05/00          $35,651        $58,136                   $19,490          $20,617                     $37,965

06/00          $36,549        $59,572                   $19,833          $21,046                     $38,935

07/00          $36,507        $58,643                   $19,984          $21,238                     $38,887

08/00          $37,775        $62,284                   $20,220          $21,546                     $40,251

09/00          $36,951        $58,996                   $20,404          $21,681                     $39,389

--------------------------------------------------------------------------------
(4) The Lehman Brothers Intermediate Government/Credit Index is an index based on all publicly held intermediate government and corporate debt securities with an average maturity of 4-5 years. The index represents asset types that are subject to risk, including loss of principal. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(5) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares since inception with the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Barclays Global Fund Advisors

FUND MANAGERS
  Team Managed

INCEPTION DATE
  04/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares underperformed the S&P 500 Index(1), which had a return of 13.28% versus the Fund's return of 12.63%(2) for the year ended September 30, 2000, excluding sales charges. The Fund's Class A shares, however, outperformed the Lehman Brothers 20+ U.S. Treasury Bond Index(3), which returned 10.12%. The Fund's Class A shares distributed no dividend income and $0.71 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   A robust stock market rally in the fourth quarter of 1999, benefited the Fund's performance, with technology stocks sharply outperforming value stocks. The technology sector gained 19.74% versus 8.97% for the value sector. This, as well as a strong bond market, led the Fund to reallocate assets to a portfolio mix of 95% equity and 5% bonds in January. However, as bond yields declined in late February, the Fund rebalanced its assets to the benchmark of 100/0/0 (stocks/bonds/cash).
   The Fund was faced with extreme volatility in the equity market in the second quarter of 2000. The S&P 500 Index ended the quarter down 2.66% after months of volatility. In a reversal of fourth quarter results, old economy stocks outperformed technology stocks. Economic growth indicators pointed to a slowing economy. The Federal Reserve Board (the Fed) responded by leaving interest rates unchanged, triggering the stock market to rebound in June.
   Bond markets also showed volatility in the second quarter in reaction to concerns about inflation and economic growth. Despite the U.S. Treasury's repurchase of $5 billion in long-term paper in April 2000, the decline in bond prices continued. As a result, the Fund managers maintained the benchmark allocation of 100/0/0, confirming its position that stocks continued to be relatively more attractive than bonds on a risk-adjusted basis.
   This allocation strategy was maintained throughout the third quarter of 2000. Equity markets declined sharply in September, triggered by news of a strong U.S. dollar, lower earnings reports, and a slowing economy. The Fed added momentum to the growing perception of declining economic growth when it chose to not raise interest rates at its August 2000 meeting.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund is positioned as a 100% equity fund, but its investment objectives are flexible so as to allow Fund managers to reallocate assets as market conditions change. The Fund's managers will continue to seek opportunities in bonds and cash, if warranted by market conditions, or to help protect investors against the higher risks of equity holdings.

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class B shares performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B shares. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses; for periods prior to July 1, 1993,
Class C share performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period.
(3) The Lehman Brothers 20+ U.S. Treasury Bond Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the
U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.
8

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      (4.19)   12.63    18.18    16.18     (9.70)    6.17    16.78    15.49
CLASS B                      (4.50)   11.81    17.28    15.38     (9.28)    6.81    17.07    15.38
CLASS C                      (4.54)   11.76    17.30    15.39     (5.49)   10.76    17.30    15.39
BENCHMARK
  LEHMAN BROTHERS 20+
    U.S. TREASURY BOND
    INDEX                     3.34    10.12     7.63    10.28
  S&P 500 INDEX              (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                                  0.98
AVERAGE MATURITY OF BOND PORTFOLIO                  0.10 YEARS
AVERAGE DURATION OF BOND PORTFOLIO                  0.10 YEARS
NUMBER OF HOLDINGS                                     502
PORTFOLIO TURNOVER                                      7%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

GENERAL ELECTRIC COMPANY                            4.46%
CISCO SYSTEMS INCORPORATED                          3.05%
MICROSOFT CORPORATION                               2.48%
EXXON MOBIL CORPORATION                             2.43%
PFIZER INCORPORATED                                 2.21%
INTEL CORPORATION                                   2.18%
CITIGROUP INCORPORATED                              1.90%
ORACLE CORPORATION                                  1.73%
AMERICAN INTERNATIONAL GROUP                        1.73%
EMC CORPORATION                                     1.68%

  ACTUAL ASSET ALLOCATION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

STOCKS                                              100%

  STRATEGIC ALLOCATION(5)
----------------------------------------------

STOCKS                                              100%

  SECTOR DISTRIBUTION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             30%

Financial              18%

Health Care            11%

Energy                  6%

Consumer Non-Cyclical   6%

Consumer Cyclical       6%

Telecommunications      6%

Consumer Services       5%

Basic Materials         4%

Industrials             3%

Utilities               2%

Commercial Services     2%

Transportation          1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         LEHMAN BROTHERS
         WELLS FARGO           20+
       INDEX ALLOCATION   U.S. TREASURY   S&P 500 INDEX
        FUND - CLASS A     BOND INDEX

09/90            $9,425          $10,000        $10,000

10/90            $9,514          $10,235         $9,957

11/90            $9,784          $10,687        $10,601

12/90            $9,915          $10,905        $10,896

01/91           $10,153          $11,038        $11,371

02/91           $10,345          $11,084        $12,184

03/91           $10,432          $11,121        $12,479

04/91           $10,526          $11,268        $12,509

05/91           $10,643          $11,246        $13,048

06/91           $10,409          $11,144        $12,451

07/91           $10,663          $11,322        $13,031

08/91           $11,009          $11,728        $13,340

09/91           $11,148          $12,106        $13,117

10/91           $11,225          $12,114        $13,293

11/91           $11,055          $12,163        $12,757

12/91           $11,966          $12,926        $14,216

01/92           $11,637          $12,514        $13,952

02/92           $11,709          $12,582        $14,132

03/92           $11,540          $12,440        $13,857

04/92           $11,664          $12,412        $14,264

05/92           $11,860          $12,771        $14,334

06/92           $11,877          $12,936        $14,121

07/92           $12,358          $13,498        $14,698

08/92           $12,285          $13,579        $14,397

09/92           $12,452          $13,778        $14,566

10/92           $12,368          $13,487        $14,616

11/92           $12,643          $13,562        $15,114

12/92           $12,856          $13,951        $15,299

01/93           $13,069          $14,338        $15,427

02/93           $13,406          $14,839        $15,637

03/93           $13,606          $14,870        $15,967

04/93           $13,380          $14,978        $15,581

05/93           $13,629          $15,045        $15,998

06/93           $13,803          $15,708        $16,045

07/93           $13,825          $16,011        $15,981

08/93           $14,315          $16,704        $16,587

09/93           $14,197          $16,744        $16,460

10/93           $14,460          $16,882        $16,800

11/93           $14,312          $16,426        $16,640

12/93           $14,468          $16,463        $16,841

01/94           $14,930          $16,874        $17,414

02/94           $14,516          $16,142        $16,941

03/94           $13,943          $15,405        $16,203

04/94           $14,029          $15,214        $16,410

05/94           $14,163          $15,089        $16,680

06/94           $13,855          $14,932        $16,271

07/94           $14,285          $15,485        $16,805

08/94           $14,703          $15,332        $17,494

09/94           $14,306          $14,809        $17,067

10/94           $14,442          $14,761        $17,450

11/94           $14,157          $14,865        $16,814

12/94           $14,369          $15,111        $17,064

01/95           $14,719          $15,522        $17,506

02/95           $15,217          $15,957        $18,188

03/95           $15,553          $16,108        $18,723

04/95           $15,933          $16,399        $19,274

05/95           $16,666          $17,750        $20,043

06/95           $17,048          $17,965        $20,508

07/95           $17,580          $17,646        $21,188

08/95           $17,608          $18,069        $21,241

09/95           $18,316          $18,426        $22,137

10/95           $18,234          $18,979        $22,058

11/95           $19,001          $19,473        $23,025

12/95           $19,356          $20,034        $23,469

01/96           $19,946          $20,011        $24,267

02/96           $20,101          $18,949        $24,493

03/96           $20,277          $18,540        $24,728

04/96           $20,475          $18,211        $25,091

05/96           $20,757          $18,114        $25,736

06/96           $20,905          $18,519        $25,834

07/96           $20,253          $18,518        $24,692

08/96           $20,381          $18,253        $25,213

09/96           $21,258          $18,785        $26,630

10/96           $21,900          $19,572        $27,365

11/96           $23,170          $20,271        $29,431

12/96           $22,654          $19,742        $28,848

01/97           $23,658          $19,565        $30,648

02/97           $23,756          $19,569        $30,891

03/97           $22,920          $19,031        $29,624

04/97           $23,897          $19,515        $31,390

05/97           $24,842          $19,741        $33,308

06/97           $25,716          $20,154        $34,790

07/97           $27,585          $21,446        $37,556

08/97           $26,224          $20,784        $35,452

09/97           $27,447          $21,400        $37,392

10/97           $26,756          $22,187        $36,143

11/97           $27,908          $22,536        $37,816

12/97           $28,358          $22,935        $38,467

01/98           $28,633          $23,417        $38,890

02/98           $30,625          $23,230        $41,694

03/98           $32,110          $23,276        $43,828

04/98           $32,384          $23,354        $44,276

05/98           $31,799          $23,848        $43,514

06/98           $33,045          $24,476        $45,281

07/98           $32,678          $24,337        $44,801

08/98           $27,955          $25,527        $38,327

09/98           $29,699          $26,467        $40,784

10/98           $32,099          $26,017        $44,095

11/98           $34,005          $26,257        $46,768

12/98           $35,891          $26,196        $49,517

01/99           $37,335          $26,445        $51,587

02/99           $36,157          $25,032        $53,192

03/99           $37,554          $24,921        $55,319

04/99           $38,979          $24,942        $57,460

05/99           $38,029          $24,545        $56,104

06/99           $40,076          $24,245        $59,156

07/99           $38,803          $24,107        $57,309

08/99           $38,575          $23,993        $57,026

09/99           $37,487          $24,167        $55,463

10/99           $39,826          $24,170        $58,973

11/99           $40,586          $23,986        $60,171

12/99           $42,911          $23,561        $63,715

01/00           $40,849          $23,972        $60,516

02/00           $40,181          $24,823        $59,372

03/00           $44,069          $25,752        $65,179

04/00           $42,714          $25,670        $63,217

05/00           $41,791          $25,541        $61,921

06/00           $42,773          $26,095        $63,451

07/00           $42,066          $26,612        $62,461

08/00           $44,619          $27,261        $66,340

09/00           $42,223          $26,795        $62,837

--------------------------------------------------------------------------------
(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares since inception with the S&P 500 Index and the Lehman Brothers 20+ U.S. Treasury Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MODERATE BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management Incorporated
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  04/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 11.98%(1) for the one-year period ended September 30, 2000. The Fund underperformed its benchmark, the S&P 500 Index(2) and outperformed the Lehman Brothers Aggregate Bond Index(3), which returned 13.28% and 6.99%, respectively, during the period. The Fund's Institutional Class shares distributed $0.83 per share in dividend income and $1.25 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund employs a proprietary investment strategy called the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets toward stocks or bonds when a compelling valuation differential exists between the two markets.
   Based on this model, the Fund overweighted bonds (relative to its neutral 40/60 stock/bond allocation) beginning on November 29, 1999, when the model hit a trigger point that prompted the managers to shift 10% of assets from stocks to bonds.
   To implement tactical asset allocations such as this, the Fund managers use futures to keep the Fund's underlying assets near a long-term strategic allocation of 40% stocks and 60% bonds. Currently the Fund has a long position in 30-year Treasury bond futures and is short S&P 500 Index futures. Incorporating this futures overlay, the Fund had an effective asset allocation of 28.3% in stocks and 71.7% in bonds as of September 30, 2000.
   With bonds outperforming stocks during 2000, this positioning helped the Fund outperform its weighted composite benchmark.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The U.S. economy appears to be slowing, a trend that historically has led investors to favor defensive old-line and interest rate sensitive areas of the stock market. The Fund will return to its neutral 40/60 stock/ bond allocation when the respective market valuations move back into a more normal alignment.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a profesionally managed mutual fund. You cannot invest directly in an index.
(4) The Lehman Brothers Intermediate Government/Credit Index is an index based on all publicly held intermediate government and corporate debt securities with an average maturity of 4-5 years. The index represents asset types that are subject to risk, including loss of principal. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(5) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
10

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS                2.06    11.98    11.99    11.57
BENCHMARK
  LEHMAN BROTHERS AGGREGATE
    BOND INDEX                     4.81     6.99     6.47     8.05
  LEHMAN BROTHERS INTERMEDIATE
    GOVERNMENT/CREDIT INDEX(4)     4.62     6.25     6.08     7.40
  S&P 500 INDEX                   (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA                                                 0.92*
DIVIDEND YIELD                                       1.11%
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)           29.9X
PRICE TO BOOK RATIO                                  5.6X
MEDIAN MARKET CAP ($B)                               25.2
5-YEAR EARNINGS GROWTH (HISTORIC)                    15.0%
NUMBER OF HOLDINGS                                   1416
PORTFOLIO TURNOVER                                     58%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                    AA
AVERAGE MATURITY                        12.44 YEARS
DURATION                                 6.25 YEARS
SEC YIELD(7) AS OF 9/30/00                 6.33%

  TEN LARGEST HOLDINGS(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

U.S. TREASURY BOND, 6.625%,
  2/15/27                                              2.76%
U.S. TREASURY BOND, 6.125%,
  11/15/27                                             2.73%
U.S. TREASURY BOND, 6.375%,
  8/15/27                                              2.13%
GNMA TBA 8.00%                                         1.97%
U.S. TREASURY BOND, 6.75%,
  8/15/26                                              1.39%
FNMA                                                   1.39%
U.S. TREASURY BOND, 5.25%,
  11/15/28                                             1.36%
U.S. TREASURY BOND, 5.50%,
  8/15/28                                              1.31%
FNMA TBA                                               1.12%
PFIZER INCORPORATED                                    0.89%

  STRATEGIC ALLOCATION(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Bond Style    45%

Diversified Equity Style  40%

Stable Income Style       15%

  ACTUAL ASSET ALLOCATION(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  28.3%

Bonds   71.7%

  GROWTH OF $10,000 INVESTMENT(9)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             WELLS FARGO                            LEHMAN BROTHERS       LEHMAN BROTHERS
       MODERATE BALANCED FUND -                 INTERMEDIATE GOVERNMENT/     AGGREGATE
         INSTITUTIONAL CLASS     S&P 500 INDEX        CREDIT INDEX          BOND INDEX

09/90                   $10,000        $10,000                   $10,000          $10,000

10/90                   $10,064         $9,957                   $10,116          $10,127

11/90                   $10,345        $10,601                   $10,270          $10,345

12/90                   $10,520        $10,896                   $10,410          $10,506

01/91                   $10,827        $11,371                   $10,517          $10,636

02/91                   $11,198        $12,184                   $10,601          $10,727

03/91                   $11,374        $12,479                   $10,673          $10,801

04/91                   $11,416        $12,509                   $10,789          $10,917

05/91                   $11,674        $13,048                   $10,855          $10,981

06/91                   $11,449        $12,451                   $10,863          $10,975

07/91                   $11,755        $13,031                   $10,984          $11,128

08/91                   $11,984        $13,340                   $11,194          $11,368

09/91                   $12,037        $13,117                   $11,387          $11,599

10/91                   $12,209        $13,293                   $11,516          $11,728

11/91                   $12,102        $12,757                   $11,649          $11,836

12/91                   $12,710        $14,216                   $11,933          $12,187

01/92                   $12,671        $13,952                   $11,824          $12,021

02/92                   $12,713        $14,132                   $11,871          $12,100

03/92                   $12,593        $13,857                   $11,824          $12,031

04/92                   $12,705        $14,264                   $11,928          $12,118

05/92                   $12,856        $14,334                   $12,113          $12,347

06/92                   $12,824        $14,121                   $12,293          $12,517

07/92                   $12,967        $14,698                   $12,537          $12,772

08/92                   $12,949        $14,397                   $12,663          $12,902

09/92                   $13,090        $14,566                   $12,835          $13,055

10/92                   $13,077        $14,616                   $12,668          $12,881

11/92                   $13,339        $15,114                   $12,620          $12,884

12/92                   $13,477        $15,299                   $12,789          $13,089

01/93                   $13,514        $15,427                   $13,037          $13,340

02/93                   $13,519        $15,637                   $13,243          $13,574

03/93                   $13,770        $15,967                   $13,296          $13,630

04/93                   $13,681        $15,581                   $13,402          $13,725

05/93                   $13,884        $15,998                   $13,373          $13,743

06/93                   $13,957        $16,045                   $13,583          $13,992

07/93                   $14,027        $15,981                   $13,615          $14,071

08/93                   $14,413        $16,587                   $13,832          $14,318

09/93                   $14,480        $16,460                   $13,889          $14,357

10/93                   $14,608        $16,800                   $13,926          $14,410

11/93                   $14,430        $16,640                   $13,848          $14,288

12/93                   $14,670        $16,841                   $13,912          $14,365

01/94                   $14,961        $17,414                   $14,066          $14,559

02/94                   $14,741        $16,941                   $13,858          $14,306

03/94                   $14,370        $16,203                   $13,629          $13,954

04/94                   $14,429        $16,410                   $13,537          $13,842

05/94                   $14,472        $16,680                   $13,546          $13,840

06/94                   $14,276        $16,271                   $13,547          $13,810

07/94                   $14,555        $16,805                   $13,743          $14,084

08/94                   $14,877        $17,494                   $13,785          $14,101

09/94                   $14,729        $17,067                   $13,658          $13,894

10/94                   $14,806        $17,450                   $13,657          $13,881

11/94                   $14,613        $16,814                   $13,596          $13,851

12/94                   $14,732        $17,064                   $13,643          $13,946

01/95                   $14,852        $17,506                   $13,872          $14,223

02/95                   $15,125        $18,188                   $14,159          $14,561

03/95                   $15,347        $18,723                   $14,240          $14,650

04/95                   $15,561        $19,274                   $14,417          $14,855

05/95                   $15,928        $20,043                   $14,852          $15,429

06/95                   $16,218        $20,508                   $14,952          $15,543

07/95                   $16,551        $21,188                   $14,953          $15,508

08/95                   $16,628        $21,241                   $15,089          $15,695

09/95                   $16,961        $22,137                   $15,198          $15,848

10/95                   $16,944        $22,058                   $15,367          $16,054

11/95                   $17,269        $23,025                   $15,568          $16,294

12/95                   $17,437        $23,469                   $15,731          $16,523

01/96                   $17,678        $24,267                   $15,867          $16,633

02/96                   $17,669        $24,493                   $15,681          $16,343

03/96                   $17,750        $24,728                   $15,601          $16,230

04/96                   $17,947        $25,091                   $15,546          $16,139

05/96                   $18,135        $25,736                   $15,534          $16,106

06/96                   $18,188        $25,834                   $15,699          $16,322

07/96                   $17,830        $24,692                   $15,746          $16,367

08/96                   $18,000        $25,213                   $15,758          $16,340

09/96                   $18,510        $26,630                   $15,977          $16,624

10/96                   $18,698        $27,365                   $16,260          $16,992

11/96                   $19,307        $29,431                   $16,475          $17,284

12/96                   $19,199        $28,848                   $16,369          $17,123

01/97                   $19,632        $30,648                   $16,433          $17,175

02/97                   $19,651        $30,891                   $16,464          $17,218

03/97                   $19,227        $29,624                   $16,351          $17,027

04/97                   $19,698        $31,390                   $16,544          $17,282

05/97                   $20,319        $33,308                   $16,681          $17,445

06/97                   $20,827        $34,790                   $16,833          $17,653

07/97                   $21,768        $37,556                   $17,175          $18,128

08/97                   $21,138        $35,452                   $17,089          $17,974

09/97                   $21,853        $37,392                   $17,287          $18,239

10/97                   $21,702        $36,143                   $17,479          $18,504

11/97                   $21,994        $37,816                   $17,517          $18,589

12/97                   $22,271        $38,467                   $17,657          $18,776

01/98                   $22,561        $38,890                   $17,889          $19,017

02/98                   $23,203        $41,694                   $17,874          $19,003

03/98                   $23,668        $43,828                   $17,932          $19,068

04/98                   $23,875        $44,276                   $18,021          $19,168

05/98                   $23,782        $43,514                   $18,153          $19,349

06/98                   $24,258        $45,281                   $18,269          $19,513

07/98                   $24,072        $44,801                   $18,333          $19,555

08/98                   $22,840        $38,327                   $18,621          $19,873

09/98                   $23,596        $40,784                   $19,088          $20,338

10/98                   $24,362        $44,099                   $19,069          $20,231

11/98                   $25,169        $46,772                   $19,067          $20,346

12/98                   $26,000        $49,466                   $19,143          $20,407

01/99                   $26,497        $51,548                   $19,249          $20,553

02/99                   $25,901        $49,940                   $18,966          $20,194

03/99                   $26,386        $51,938                   $19,108          $20,306

04/99                   $26,894        $53,948                   $19,167          $20,370

05/99                   $26,640        $52,675                   $19,020          $20,192

06/99                   $27,203        $55,540                   $19,033          $20,127

07/99                   $26,971        $53,806                   $19,016          $20,042

08/99                   $26,850        $53,540                   $19,031          $20,031

09/99                   $26,684        $52,072                   $19,208          $20,264

10/99                   $27,214        $55,368                   $19,258          $20,339

11/99                   $27,600        $56,492                   $19,281          $20,337

12/99                   $28,087        $59,820                   $19,217          $20,239

01/00                   $27,823        $56,817                   $19,146          $20,173

02/00                   $28,220        $55,743                   $19,303          $20,417

03/00                   $29,279        $61,195                   $19,504          $20,686

04/00                   $28,990        $59,353                   $19,459          $20,627

05/00                   $28,749        $58,136                   $19,490          $20,617

06/00                   $29,387        $59,572                   $19,833          $21,046

07/00                   $29,483        $58,643                   $19,984          $21,238

08/00                   $30,229        $62,284                   $20,220          $21,546

09/00                   $29,880        $58,996                   $20,404          $21,681

--------------------------------------------------------------------------------
(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis
(8)  Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Institutional Class shares since inception with the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management Incorporated
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America
  Galliard Capital Management

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  04/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 9.52%(1) for the one-year period ended September 30, 2000. The Fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 6.99%, but underperformed the S&P 500 Index(3), which returned 13.28% for the period. The Fund's Institutional Class shares distributed $0.88 per share in dividend income and $0.55 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund employs a proprietary investment strategy called the Tactical Asset Allocation Model, which seeks to enhance the Fund's performance by shifting assets toward stocks or bonds when a compelling valuation differential exists between the two markets.
   Based on this model, the Fund overweighted bonds (relative to its neutral 20/80 stock/bond allocation) beginning on November 29, 1999, when the model hit a "trigger point" that prompted the managers to shift 5% of assets from stocks to bonds.
   To implement tactical asset allocations such as this, the managers use futures to keep the Fund's underlying assets near its long-term strategic allocation of 20% stocks and 80% bonds. Currently the Fund has a long position in 30-year Treasury bond futures and is short S&P 500 Index futures. Incorporating this futures overlay, the Fund had an effective asset allocation of 14.3% in stocks and 85.7% in bonds as of September 30, 2000.
   With bonds outperforming stocks during the third quarter of 2000, the tactical asset allocation positioning helped the Fund outperform its weighted composite benchmark.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the U.S. economy is indeed slowing, a trend that historically has led investors to favor defensive old-line and interest rate sensitive areas of the stock market. The Fund will return to its neutral 20/80 stock/bond allocation when the respective market valuations move back into a more normal alignment.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(2) The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a profesionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The Lehman Brothers Intermediate Government/Credit Index is an index based on all publicly held intermediate government and corporate debt securities with an average maturity of 4-5 years. The index represents asset types that are subject to risk, including loss of principal. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
12

PERFORMANCE HIGHLIGHTS                                          ALLOCATION FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%)(AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS               2.77      9.52     9.44     9.44
BENCHMARKS
  LEHMAN BROTHERS AGGREGATE
    BOND INDEX                    4.81      6.99     6.47     8.05
  LEHMAN BROTHERS INTERMEDIATE
    GOVERNMENT/CREDIT INDEX(4)    4.62      6.25     6.08     7.40
  S&P 500 INDEX                  (3.60)    13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  DIVERSIFIED EQUITY STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA                                                0.92*
DIVIDEND YIELD                                      1.11%
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)           29.9X
PRICE TO BOOK RATIO                                  5.6X
MEDIAN MARKET CAP ($B)                               25.2
5 YEAR EARNINGS GROWTH (HISTORIC)                   15.0%
NUMBER OF HOLDINGS                                   1416
PORTFOLIO TURNOVER                                   62%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST HOLDINGS(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

U.S. TREASURY BOND, 6.625%,
  2/15/27                                  3.35%
U.S. TREASURY BOND, 6.125%,
  11/15/27                                 3.32%
U.S. TREASURY BOND, 6.375%,
  8/15/27                                  2.59%
GNMA TBA 8.00%                             2.39%
U.S. TREASURY BOND, 6.75%,
  8/15/26                                  1.70%
FNMA                                       1.69%
U.S. TREASURY BOND, 5.25%,
  11/15/28                                 1.66%
U.S. TREASURY BOND, 5.50%,
  8/15/28                                  1.59%
FNMA                                       1.36%
FNMA                                       1.04%

  DIVERSIFIED BOND STYLE CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(6)                               AA
AVERAGE MATURITY                                    12.44 YEARS
DURATION                                            6.25 YEARS
SEC YIELD(7) AS OF 9/30/00                             6.33%

  ACTUAL ASSET ALLOCATION(8)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

STOCKS                                              14.3%
BONDS                                               85.7%

  STRATEGIC ALLOCATION(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Bond Style    55%

Stable Income Style       25%

Diversified Equity Style  20%

  GROWTH OF $10,000 INVESTMENT(9)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              WELLS FARGO                             LEHMAN BROTHERS       LEHMAN BROTHERS
            STRATEGIC INCOME                      INTERMEDIATE GOVERNMENT/     AGGREGATE
       FUND - INSTITUTIONAL CLASS  S&P 500 INDEX        CREDIT INDEX          BOND INDEX

09/90                     $10,000        $10,000                   $10,000          $10,000

10/90                     $10,066         $9,957                   $10,116          $10,127

11/90                     $10,285        $10,601                   $10,270          $10,345

12/90                     $10,424        $10,896                   $10,410          $10,506

01/91                     $10,653        $11,371                   $10,517          $10,636

02/91                     $10,918        $12,184                   $10,601          $10,727

03/91                     $11,066        $12,479                   $10,673          $10,801

04/91                     $11,118        $12,509                   $10,789          $10,917

05/91                     $11,306        $13,048                   $10,855          $10,981

06/91                     $11,175        $12,451                   $10,863          $10,975

07/91                     $11,400        $13,031                   $10,984          $11,128

08/91                     $11,591        $13,340                   $11,194          $11,368

09/91                     $11,661        $13,117                   $11,387          $11,599

10/91                     $11,802        $13,293                   $11,516          $11,728

11/91                     $11,758        $12,757                   $11,649          $11,836

12/91                     $12,186        $14,216                   $11,933          $12,187

01/92                     $12,168        $13,952                   $11,824          $12,021

02/92                     $12,214        $14,132                   $11,871          $12,100

03/92                     $12,146        $13,857                   $11,824          $12,031

04/92                     $12,241        $14,264                   $11,928          $12,118

05/92                     $12,373        $14,334                   $12,113          $12,347

06/92                     $12,400        $14,121                   $12,293          $12,517

07/92                     $12,482        $14,698                   $12,537          $12,772

08/92                     $12,505        $14,397                   $12,663          $12,902

09/92                     $12,637        $14,566                   $12,835          $13,055

10/92                     $12,612        $14,616                   $12,668          $12,881

11/92                     $12,802        $15,114                   $12,620          $12,884

12/92                     $12,923        $15,299                   $12,789          $13,089

01/93                     $12,963        $15,427                   $13,037          $13,340

02/93                     $12,986        $15,637                   $13,243          $13,574

03/93                     $13,170        $15,967                   $13,296          $13,630

04/93                     $13,134        $15,581                   $13,402          $13,725

05/93                     $13,272        $15,998                   $13,373          $13,743

06/93                     $13,361        $16,045                   $13,583          $13,992

07/93                     $13,422        $15,981                   $13,615          $14,071

08/93                     $13,723        $16,587                   $13,832          $14,318

09/93                     $13,786        $16,460                   $13,889          $14,357

10/93                     $13,883        $16,800                   $13,926          $14,410

11/93                     $13,753        $16,640                   $13,848          $14,288

12/93                     $13,926        $16,841                   $13,912          $14,365

01/94                     $14,147        $17,414                   $14,066          $14,559

02/94                     $13,974        $16,941                   $13,858          $14,306

03/94                     $13,730        $16,203                   $13,629          $13,954

04/94                     $13,763        $16,410                   $13,537          $13,842

05/94                     $13,781        $16,680                   $13,546          $13,840

06/94                     $13,682        $16,271                   $13,547          $13,810

07/94                     $13,881        $16,805                   $13,743          $14,084

08/94                     $14,065        $17,494                   $13,785          $14,101

09/94                     $13,974        $17,067                   $13,658          $13,894

10/94                     $14,022        $17,450                   $13,657          $13,881

11/94                     $13,908        $16,814                   $13,596          $13,851

12/94                     $13,994        $17,064                   $13,643          $13,946

01/95                     $14,124        $17,506                   $13,872          $14,223

02/95                     $14,348        $18,188                   $14,159          $14,561

03/95                     $14,512        $18,723                   $14,240          $14,650

04/95                     $14,676        $19,274                   $14,417          $14,855

05/95                     $14,995        $20,043                   $14,852          $15,429

06/95                     $15,185        $20,508                   $14,952          $15,543

07/95                     $15,366        $21,188                   $14,953          $15,508

08/95                     $15,461        $21,241                   $15,089          $15,695

09/95                     $15,694        $22,137                   $15,198          $15,848

10/95                     $15,711        $22,058                   $15,367          $16,054

11/95                     $15,953        $23,025                   $15,568          $16,294

12/95                     $16,108        $23,469                   $15,731          $16,523

01/96                     $16,272        $24,267                   $15,867          $16,633

02/96                     $16,227        $24,493                   $15,681          $16,343

03/96                     $16,281        $24,728                   $15,601          $16,230

04/96                     $16,391        $25,091                   $15,546          $16,139

05/96                     $16,518        $25,736                   $15,534          $16,106

06/96                     $16,582        $25,834                   $15,699          $16,322

07/96                     $16,382        $24,692                   $15,746          $16,367

08/96                     $16,500        $25,213                   $15,758          $16,340

09/96                     $16,856        $26,630                   $15,977          $16,624

10/96                     $17,038        $27,365                   $16,260          $16,992

11/96                     $17,466        $29,431                   $16,475          $17,284

12/96                     $17,396        $28,848                   $16,369          $17,123

01/97                     $17,641        $30,648                   $16,433          $17,175

02/97                     $17,651        $30,891                   $16,464          $17,218

03/97                     $17,366        $29,624                   $16,351          $17,027

04/97                     $17,700        $31,390                   $16,544          $17,282

05/97                     $18,101        $33,308                   $16,681          $17,445

06/97                     $18,445        $34,790                   $16,833          $17,653

07/97                     $19,131        $37,556                   $17,175          $18,128

08/97                     $18,719        $35,452                   $17,089          $17,974

09/97                     $19,209        $37,392                   $17,287          $18,239

10/97                     $19,297        $36,143                   $17,479          $18,504

11/97                     $19,483        $37,816                   $17,517          $18,589

12/97                     $19,698        $38,467                   $17,657          $18,776

01/98                     $19,951        $38,890                   $17,889          $19,017

02/98                     $20,237        $41,694                   $17,874          $19,003

03/98                     $20,479        $43,828                   $17,932          $19,068

04/98                     $20,617        $44,276                   $18,021          $19,168

05/98                     $20,659        $43,514                   $18,153          $19,349

06/98                     $20,976        $45,281                   $18,269          $19,513

07/98                     $20,902        $44,801                   $18,333          $19,555

08/98                     $20,522        $38,327                   $18,621          $19,873

09/98                     $21,050        $40,784                   $19,088          $20,338

10/98                     $21,335        $44,099                   $19,069          $20,231

11/98                     $21,747        $46,772                   $19,067          $20,346

12/98                     $22,147        $49,466                   $19,143          $20,407

01/99                     $22,417        $51,548                   $19,249          $20,553

02/99                     $22,002        $49,940                   $18,966          $20,194

03/99                     $22,271        $51,938                   $19,108          $20,306

04/99                     $22,540        $53,948                   $19,167          $20,370

05/99                     $22,405        $52,675                   $19,020          $20,192

06/99                     $22,630        $55,540                   $19,033          $20,127

07/99                     $22,540        $53,806                   $19,016          $20,042

08/99                     $22,484        $53,540                   $19,031          $20,031

09/99                     $22,495        $52,072                   $19,208          $20,264

10/99                     $22,742        $55,368                   $19,258          $20,339

11/99                     $22,921        $56,492                   $19,281          $20,337

12/99                     $23,130        $59,820                   $19,217          $20,239

01/00                     $23,034        $56,817                   $19,146          $20,173

02/00                     $23,359        $55,743                   $19,303          $20,417

03/00                     $23,974        $61,195                   $19,504          $20,686

04/00                     $23,805        $59,353                   $19,459          $20,627

05/00                     $23,685        $58,136                   $19,490          $20,617

06/00                     $24,155        $59,572                   $19,833          $21,046

07/00                     $24,300        $58,643                   $19,984          $21,238

08/00                     $24,758        $62,284                   $20,220          $21,546

09/00                     $24,637        $58,996                   $20,404          $21,681

--------------------------------------------------------------------------------
(5) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information, and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.
(9) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares since inception with the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   AGGRESSIVE BALANCED-EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                     VALUE
     N/A    WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                             $ 3,524,940
     N/A    WELLS FARGO INCOME EQUITY
            PORTFOLIO                                              17,961,669
     N/A    WELLS FARGO INDEX PORTFOLIO                            17,668,437
     N/A    WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                        4,598,717
     N/A    WELLS FARGO INTERNATIONAL
            PORTFOLIO                                               6,042,330
     N/A    WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                       14,128,009
     N/A    WELLS FARGO MANAGED FIXED
            INCOME PORTFOLIO                                        9,154,033
     N/A    WELLS FARGO POSITIVE RETURN
            BOND PORTFOLIO                                          6,095,374
     N/A    WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                               1,785,446
     N/A    WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                               1,790,176
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                        1,782,063
     N/A    WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                         1,803,156
     N/A    WELLS FARGO STRATEGIC VALUE
            BOND PORTFOLIO                                          3,049,851

                                                                   89,384,201
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(98.94%) (COST $81,947,597)
                                                                  -----------

PRINCIPAL                                  INTEREST RATE   MATURITY DATE
U.S. TREASURY BILLS (0.84%)
$775,000   U.S. TREASURY BILLS                  6.25%{::}       3/1/01         755,524
                                                                           -----------

                                                                               755,524
TOTAL U.S. TREASURY BILLS (COST $756,013)
                                                                           -----------

                                                                            90,139,725
TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES (99.78%) (COST $82,703,610)
                                                                           -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES
(COST $82,703,610)                          99.78% $90,139,725
OTHER ASSETS AND LIABILITIES, NET            0.22      194,603
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $90,334,328
                                          -------  -----------

{::} YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
COMMON STOCK - 63.66%
AMUSEMENT & RECREATION SERVICES - 0.42%
    11,728  HARRAH'S ENTERTAINMENT
            INCORPORATED+                                    $      322,520
   199,215  WALT DISNEY COMPANY                                   7,619,974

                                                                  7,942,494
                                                             --------------
APPAREL & ACCESSORY STORES - 0.24%
    81,556  GAP INCORPORATED                                      1,641,315
    31,256  KOHL'S CORPORATION+                                   1,803,080
    41,224  LIMITED INCORPORATED                                    909,505
    12,910  NORDSTROM INCORPORATED                                  200,911

                                                                  4,554,811
                                                             --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.02%
     5,262  LIZ CLAIBORNE INCORPORATED                              202,587
    10,931  V F CORPORATION                                         269,859

                                                                    472,446
                                                             --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.01%
    12,846  AUTOZONE INCORPORATED+                                  291,443
                                                             --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.00%
     5,751  RYDER SYSTEM INCORPORATED                               106,034
                                                             --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.02%
     5,729  CENTEX CORPORATION                                      184,044
     4,656  KAUFMAN & BROAD HOME
            CORPORATION                                             125,421
     3,970  PULTE CORPORATION                                       131,010

                                                                    440,475
                                                             --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.72%
   221,804  HOME DEPOT INCORPORATED                              11,769,475
    36,667  LOWE'S COMPANIES INCORPORATED                         1,645,432
    15,720  SHERWIN-WILLIAMS COMPANY                                336,014

                                                                 13,750,921
                                                             --------------
BUSINESS SERVICES - 6.30%
    11,461  ADOBE SYSTEMS INCORPORATED                            1,779,320
   220,228  AMERICA ONLINE INCORPORATED+                         11,837,255
     5,630  AUTODESK INCORPORATED                                   142,861
    60,129  AUTOMATIC DATA PROCESSING
            INCORPORATED                                          4,021,127
    23,432  BMC SOFTWARE INCORPORATED+                              448,137
    17,526  CABLETRON SYSTEMS
            INCORPORATED+                                           514,826
    69,121  CENDANT CORPORATION+                                    751,691
    13,934  CERIDIAN CORPORATION+                                   391,023
    17,756  CITRIX SYSTEMS INCORPORATED+                            356,230
    56,423  COMPUTER ASSOCIATES
            INTERNATIONAL INCORPORATED                            1,421,154
    16,093  COMPUTER SCIENCES CORPORATION+                        1,194,905
    34,549  COMPUWARE CORPORATION+                                  289,348
    14,750  CONVERGYS CORPORATION+                                  573,406

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
BUSINESS SERVICES (continued)
     6,983  DELUXE CORPORATION                               $      141,842
    12,446  ECOLAB INCORPORATED                                     448,834
    44,636  ELECTRONIC DATA SYSTEMS
            CORPORATION                                           1,852,394
    13,532  EQUIFAX INCORPORATED                                    364,518
    39,549  FIRST DATA CORPORATION                                1,544,883
    28,534  IMS HEALTH INCORPORATED                                 592,081
    28,894  INTERPUBLIC GROUP OF COMPANIES
            INCORPORATED                                            984,202
    27,067  MCKESSON HBOC INCORPORATED                              827,235
     7,600  MERCURY INTERACTIVE
            CORPORATION+                                          1,191,300
   503,931  MICROSOFT CORPORATION+                               30,361,843
     9,095  NCR CORPORATION+                                        343,905
    31,649  NOVELL INCORPORATED+                                    314,512
    17,082  OMNICOM GROUP INCORPORATED                            1,245,918
   269,763  ORACLE CORPORATION+                                  21,243,836
    26,513  PARAMETRIC TECHNOLOGY COMPANY+                          289,986
    26,460  PEOPLESOFT INCORPORATED+                                739,226
    11,300  SAPIENT CORPORATION+                                    459,769
    38,700  SIEBEL SYSTEMS INCORPORATED+                          4,307,794
   152,109  SUN MICROSYSTEMS INCORPORATED+                       17,758,726
    29,870  UNISYS CORPORATION+                                     336,038
    37,507  VERITAS SOFTWARE CORPORATION+                         5,325,994
    52,120  YAHOO! INCORPORATED+                                  4,742,920
     6,880  YOUNG & RUBICAM INCORPORATED                            340,560

                                                                119,479,599
                                                             --------------
CHEMICALS & ALLIED PRODUCTS - 7.41%
   148,511  ABBOTT LABORATORIES                                   7,063,554
    21,948  AIR PRODUCTS AND CHEMICALS
            INCORPORATED                                            790,128
     5,379  ALBERTO CULVER COMPANY                                  154,982
    11,036  ALZA CORPORATION+                                       954,614
   125,083  AMERICAN HOME PRODUCTS
            CORPORATION                                           7,075,007
    98,479  AMGEN INCORPORATED+                                   6,876,604
    22,771  AVON PRODUCTS INCORPORATED                              930,765
    14,259  BIOGEN INCORPORATED+                                    869,799
   188,721  BRISTOL-MYERS SQUIBB COMPANY                         10,780,687
    22,476  CLOROX COMPANY                                          889,207
    55,268  COLGATE-PALMOLIVE COMPANY                             2,608,650
    64,868  DOW CHEMICAL COMPANY                                  1,617,646
   100,366  E I DU PONT DE NEMOURS &
            COMPANY                                               4,158,915
     7,340  EASTMAN CHEMICAL COMPANY                                271,121
   108,288  ELI LILLY & COMPANY                                   8,784,864
     2,914  FMC CORPORATION+                                        195,420
   100,123  GILLETTE COMPANY                                      3,091,298
     5,252  GREAT LAKES CHEMICAL
            CORPORATION                                             153,949
     9,841  INTERNATIONAL FLAVORS &
            FRAGRANCES INCORPORATED                                 179,598
   133,374  JOHNSON & JOHNSON                                    12,528,820
    20,000  MEDIMMUNE INCORPORATED+                               1,545,000
   220,414  MERCK & COMPANY INCORPORATED                         16,407,067

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
   603,506  PFIZER INCORPORATED                              $   27,120,051
   122,024  PHARMACIA CORPORATION                                 7,344,320
    16,659  PPG INDUSTRIES INCORPORATED                             661,154
    15,132  PRAXAIR INCORPORATED                                    565,559
   125,358  PROCTER & GAMBLE COMPANY                              8,398,986
    20,853  ROHM & HAAS COMPANY                                     606,040
   140,389  SCHERING-PLOUGH CORPORATION                           6,528,089
     8,145  SIGMA ALDRICH                                           268,785
    12,928  UNION CARBIDE CORPORATION                               488,032
     6,543  W R GRACE & COMPANY+                                     44,983
     9,753  WATSON PHARMACEUTICALS
            INCORPORATED+                                           632,726

                                                                140,586,420
                                                             --------------
COMMUNICATIONS - 4.45%
    64,740  ADC TELECOMMUNICATIONS
            INCORPORATED+                                         1,740,899
    30,196  ALLTEL CORPORATION                                    1,575,854
   359,748  AT &T CORPORATION                                    10,567,594
   180,235  BELLSOUTH CORPORATION                                 7,254,459
    13,475  CENTURYTEL INCORPORATED                                 367,194
    56,027  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED+                                         3,165,526
    86,081  COMCAST CORPORATION CLASS A+                          3,523,940
    84,572  GLOBAL CROSSING LIMITED+                              2,621,732
    72,710  NEXTEL COMMUNICATIONS
            INCORPORATED+                                         3,399,193
   156,560  QWEST COMMUNICATIONS
            INTERNATIONAL INCORPORATED+                           7,524,665
   325,011  SBC COMMUNICATIONS
            INCORPORATED                                         16,250,550
    84,064  SPRINT CORPORATION (FON GROUP)                        2,464,126
    87,783  SPRINT CORPORATION (PCS
            GROUP)+                                               3,077,891
   260,847  VERIZON COMMUNICATIONS                               12,634,777
   274,550  WORLDCOM INCORPORATED+                                8,339,456

                                                                 84,507,856
                                                             --------------
DEPOSITORY INSTITUTIONS - 4.72%
    37,687  AMSOUTH BANCORP                                         471,088
   157,746  BANK OF AMERICA CORPORATION+                          8,261,947
    70,704  BANK OF NEW YORK COMPANY
            INCORPORATED                                          3,963,843
   109,986  BANK ONE CORPORATION                                  4,248,209
    37,561  BB &T CORPORATION                                     1,131,525
    21,053  CHARTER ONE FINANCIAL
            INCORPORATED                                            513,155
   124,908  CHASE MANHATTAN CORPORATION                           5,769,188
   431,025  CITIGROUP INCORPORATED                               23,302,289
    15,007  COMERICA INCORPORATED                                   876,972
    44,531  FIFTH THIRD BANCORP                                   2,399,108
    94,013  FIRST UNION CORPORATION                               3,026,043
    92,990  FIRSTAR CORPORATION                                   2,080,652
    86,357  FLEETBOSTON FINANCIAL
            CORPORATION                                           3,367,923
    15,166  GOLDEN WEST FINANCIAL
            CORPORATION                                             813,277
    23,432  HUNTINGTON BANCSHARES
            INCORPORATED                                            344,158
    15,386  J P MORGAN & COMPANY
            INCORPORATED                                          2,513,688

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
    41,663  KEYCORP                                          $    1,054,595
    47,076  MELLON FINANCIAL CORPORATION                          2,183,150
    58,119  NATIONAL CITY CORPORATION                             1,285,883
    21,319  NORTHERN TRUST CORPORATION                            1,894,726
    13,178  OLD KENT FINANCIAL CORPORATION                          381,338
    27,880  PNC FINANCIAL SERVICES GROUP                          1,812,200
    21,135  REGIONS FINANCIAL CORPORATION                           479,500
    16,133  SOUTHTRUST CORPORATION                                  507,180
    15,448  STATE STREET CORPORATION                              2,008,240
    16,899  SUMMIT BANCORP                                          583,016
    29,048  SUNTRUST BANKS INCORPORATED                           1,446,953
    27,105  SYNOVUS FINANCIAL CORPORATION                           574,287
    72,080  US BANCORP                                            1,639,820
    12,999  UNION PLANTERS CORPORATION                              429,779
    19,371  WACHOVIA CORPORATION                                  1,098,094
    52,459  WASHINGTON MUTUAL INCORPORATED                        2,088,524
   154,967  WELLS FARGO & COMPANY#                                7,118,797

                                                                 89,669,147
                                                             --------------
EATING & DRINKING PLACES - 0.29%
    11,852  DARDEN RESTAURANTS
            INCORPORATED                                            246,670
   127,721  MCDONALD'S CORPORATION                                3,855,578
    17,650  STARBUCKS CORPORATION+                                  707,103
    14,161  TRICON GLOBAL RESTAURANTS
            INCORPORATED+                                           433,681
    10,919  WENDY'S INTERNATIONAL
            INCORPORATED                                            219,062

                                                                  5,462,094
                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.74
    43,836  AES CORPORATION+                                      3,002,766
    18,081  ALLIED WASTE INDUSTRIES
            INCORPORATED+                                           166,119
    13,158  AMEREN CORPORATION                                      550,991
    30,826  AMERICAN ELECTRIC POWER
            COMPANY INCORPORATED                                  1,206,067
    15,282  CINERGY CORPORATION                                     505,261
    10,534  CMS ENERGY CORPORATION                                  283,760
     7,716  COLUMBIA ENERGY GROUP                                   547,836
    20,373  CONSOLIDATED EDISON
            INCORPORATED                                            695,229
    14,386  CONSTELLATION ENERGY GROUP                              715,704
    15,313  CP &L ENERGY INCORPORATED                               638,361
    22,789  DOMINION RESOURCE INCORPORATED                        1,323,204
    13,694  DTE ENERGY COMPANY                                      523,796
    35,217  DUKE ENERGY CORPORATION                               3,019,858
     2,607  EASTERN ENTERPRISES                                     166,359
    31,821  EDISON INTERNATIONAL                                    614,543
    22,169  EL PASO ENERGY CORPORATION                            1,366,165
    22,034  ENTERGY CORPORATION                                     820,767
    22,122  FIRSTENERGY CORPORATION                                 595,911
     9,457  FLORIDA PROGRESS CORPORATION                            500,630
    17,122  FPL GROUP INCORPORATED                                1,125,772

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
    11,634  GPU INCORPORATED                                 $      377,378
    12,800  KEYSPAN CORPORATION                                     513,600
    16,577  NIAGARA MOHAWK HOLDINGS
            INCORPORATED+                                           261,088
     4,481  NICOR INCORPORATED                                      162,156
     2,829  ONEOK INCORPORATED                                      112,452
    16,300  PECO ENERGY COMPANY                                     987,168
     3,431  PEOPLE'S ENERGY CORPORATION                             114,509
    36,935  PG &E CORPORATION                                       893,365
     8,100  PINNACLE WEST CAPITAL
            CORPORATION                                             412,087
    13,857  PPL CORPORATION                                         578,530
    20,714  PUBLIC SERVICE ENTERPRISE
            GROUP INCORPORATED                                      925,657
    28,386  RELIANT ENERGY INCORPORATED                           1,319,949
    19,571  SEMPRA ENERGY                                           407,321
    62,238  SOUTHERN COMPANY                                      2,018,845
    25,304  TXU CORPORATION                                       1,002,671
    17,000  UNICOM CORPORATION                                      955,188
    59,536  WASTE MANAGEMENT INCORPORATED                         1,038,159
    42,401  WILLIAMS COMPANIES
            INCORPORATED                                          1,791,442
    32,341  XCEL ENERGY INCORPORATED                                889,378

                                                                 33,130,042
                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 9.09%
     9,933  ADAPTEC INCORPORATED+                                   198,660
    29,348  ADVANCED MICRO DEVICES
            INCORPORATED+                                           693,347
    38,200  ALTERA CORPORATION+                                   1,824,050
    18,550  AMERICAN POWER CONVERSION
            CORPORATION+                                            355,928
    33,897  ANALOG DEVICES INCORPORATED+                          2,798,621
     7,701  ANDREW CORPORATION+                                     201,670
    20,800  BROADCOM CORPORATION+                                 5,070,000
    20,809  CONEXANT SYSTEMS INCORPORATED+                          871,377
     8,894  COOPER INDUSTRIES INCORPORATED                          313,514
     6,931  EATON CORPORATION                                       427,123
    40,961  EMERSON ELECTRIC COMPANY                              2,744,387
   948,198  GENERAL ELECTRIC COMPANY                             54,699,172
   642,204  INTEL CORPORATION                                    26,731,742
    89,300  JDS UNIPHASE CORPORATION+                             8,455,594
    29,867  LINEAR TECHNOLOGY CORPORATION                         1,933,888
    29,484  LSI LOGIC CORPORATION+                                  862,407
   316,375  LUCENT TECHNOLOGIES
            INCORPORATED                                          9,669,210
    27,150  MAXIM INTEGRATED PRODUCTS
            INCORPORATED+                                         2,183,878
     7,472  MAYTAG CORPORATION                                      232,099
    53,228  MICRON TECHNOLOGY
            INCORPORATED+                                         2,448,488
    18,762  MOLEX INCORPORATED                                    1,021,356
   206,394  MOTOROLA INCORPORATED                                 5,830,631
    16,976  NATIONAL SEMICONDUCTOR
            CORPORATION+                                            683,284
     3,956  NATIONAL SERVICE INDUSTRIES                              77,389
    29,171  NETWORK APPLIANCE
            INCORPORATED+                                         3,715,656
   284,132  NORTEL NETWORKS CORPORATION                          16,923,612

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    12,550  NOVELLUS SYSTEMS INCORPORATED+                   $      584,359
    71,038  QUALCOMM INCORPORATED+                                5,061,458
    32,545  RAYTHEON COMPANY CLASS B                                925,498
    14,250  SANMINA CORPORATION+                                  1,334,156
    15,308  SCIENTIFIC-ATLANTA
            INCORPORATED                                            973,972
    39,219  TELLABS INCORPORATED+                                 1,872,707
   165,316  TEXAS INSTRUMENTS INCORPORATED                        7,800,849
     5,525  THOMAS & BETTS CORPORATION                               96,342
     6,987  WHIRLPOOL CORPORATION                                   271,620
    30,784  XILINK INCORPORATED+                                  2,635,880

                                                                172,523,924
                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.28%
    15,545  DUN & BRADSTREET CORPORATION                            535,330
     7,367  FLUOR CORPORATION                                       221,010
    42,548  HALLIBURTON COMPANY                                   2,082,193
    35,605  PAYCHEX INCORPORATED                                  1,869,263
     4,703  PERKINELMER INCORPORATED                                490,876
    11,026  QUINTILES TRANSNATIONAL
            CORPORATION+                                            175,727

                                                                  5,374,399
                                                             --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.26%
     2,893  BALL CORPORATION                                         91,672
     5,768  CRANE COMPANY                                           131,943
    12,270  CROWN CORK & SEAL COMPANY
            INCORPORATED                                            131,136
    15,196  FORTUNE BRANDS INCORPORATED                             402,694
    28,960  ILLINOIS TOOL WORKS
            INCORPORATED                                          1,618,140
    41,047  LOCKHEED MARTIN CORPORATION                           1,352,909
    42,979  MASCO CORPORATION                                       800,484
     5,588  SNAP-ON INCORPORATED                                    131,667
     8,451  STANLEY WORKS                                           194,901

                                                                  4,855,546
                                                             --------------
FOOD & KINDRED PRODUCTS - 2.27%
     3,553  ADOLPH COORS COMPANY                                    224,505
    86,728  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                          3,669,678
    60,625  ARCHER DANIELS MIDLAND COMPANY                          522,890
    26,358  BESTFOODS INCORPORATED                                1,917,545
     6,601  BROWN-FORMAN CORPORATION                                361,405
    40,472  CAMPBELL SOUP COMPANY                                 1,047,213
   237,341  COCA-COLA COMPANY                                    13,083,423
    40,345  COCA-COLA ENTERPRISES
            INCORPORATED                                            642,998
    51,114  CONAGRA FOODS INCORPORATED                            1,025,475
    27,967  GENERAL MILLS INCORPORATED                              992,829
    33,741  H J HEINZ COMPANY                                     1,250,526
    10,272  HERCULES INCORPORATED                                   145,092
    13,162  HERSHEY FOODS CORPORATION                               712,393
    38,929  KELLOGG COMPANY                                         941,595

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
    31,267  NABISCO GROUP HOLDINGS
            CORPORATION                                      $      891,109
   138,123  PEPSICO INCORPORATED                                  6,353,658
    12,554  QUAKER OATS COMPANY                                     993,335
    29,466  RALSTON PURINA GROUP                                    697,976
    83,402  SARA LEE CORPORATION                                  1,694,103
    41,815  SEAGRAM COMPANY LIMITED                               2,401,749
    54,757  UNILEVER NV ADR                                       2,642,025
    10,948  WM WRIGLEY JR COMPANY                                   819,732

                                                                 43,031,254
                                                             --------------
FOOD STORES - 0.15%
    40,653  ALBERTSON'S INCORPORATED                                853,713
    80,016  KROGER COMPANY+                                       1,805,361
    13,886  WINN-DIXIE STORES INCORPORATED                          199,611

                                                                  2,858,685
                                                             --------------
FURNITURE & FIXTURES - 0.02%
    18,812  LEGGETT & PLATT                                         297,465
                                                             --------------
GENERAL MERCHANDISE STORES - 1.43%
    10,619  CONSOLIDATED STORES
            CORPORATION+                                            143,356
     9,027  DILLARDS INCORPORATED                                    95,912
    31,540  DOLLAR GENERAL CORPORATION                              528,295
    20,506  FEDERATED DEPARTMENT STORES
            INCORPORATED+                                           535,719
    25,017  J C PENNEY COMPANY
            INCORPORATED                                            295,513
    46,095  KMART CORPORATION+                                      276,570
    31,926  MAY DEPARTMENT STORES COMPANY                           654,483
    33,783  SEARS ROEBUCK & COMPANY                               1,095,245
    87,398  TARGET CORPORATION                                    2,239,574
    28,717  TJX COMPANIES INCORPORATED                              646,133
   427,343  WAL-MART STORES INCORPORATED                         20,565,882

                                                                 27,076,682
                                                             --------------
HEALTH SERVICES - 0.19%
    53,421  HCA - THE HEALTHCARE COMPANY                          1,983,254
    36,884  HEALTHSOUTH CORPORATION+                                299,683
     9,802  MANOR CARE INCORPORATED+                                153,769
    30,018  TENET HEALTHCARE CORPORATION                          1,091,905

                                                                  3,528,611
                                                             --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.00%
     5,819  MCDERMOTT INTERNATIONAL
            INCORPORATED                                             64,009
                                                             --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.15%
    19,645  BEST BUY COMPANY INCORPORATED+                        1,249,913
    19,451  CIRCUIT CITY STORES                                     447,373
    17,933  RADIOSHACK CORPORATION                                1,158,920

                                                                  2,856,206
                                                             --------------

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.07%
    35,333  HILTON HOTELS CORPORATION                        $      408,538
    22,963  MARRIOTT INTERNATIONAL
            CLASS A                                                 836,714

                                                                  1,245,252
                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.35%
    31,162  APPLE COMPUTER INCORPORATED+                            802,422
    77,466  APPLIED MATERIALS
            INCORPORATED+                                         4,594,702
    31,646  BAKER HUGHES INCORPORATED                             1,174,858
     8,146  BLACK & DECKER CORPORATION                              278,490
     2,156  BRIGGS & STRATTON CORPORATION                            81,524
    33,423  CATERPILLAR INCORPORATED                              1,128,026
   676,996  CISCO SYSTEMS INCORPORATED+                          37,404,029
   162,784  COMPAQ COMPUTER CORPORATION                           4,489,583
    14,686  COMVERSE TECHNOLOGY
            INCORPORATED+                                         1,586,088
     4,012  CUMMINS ENGINE COMPANY
            INCORPORATED                                            120,109
    22,440  DEERE & COMPANY                                         746,130
   246,870  DELL COMPUTER CORPORATION+                            7,606,682
    19,431  DOVER CORPORATION                                       912,043
   208,012  EMC CORPORATION+                                     20,619,190
    30,835  GATEWAY INCORPORATED+                                 1,441,536
    95,711  HEWLETT-PACKARD COMPANY                               9,283,967
   168,739  IBM CORPORATION                                      18,983,138
    15,537  INGERSOLL-RAND COMPANY                                  526,316
    12,379  LEXMARK INTERNATIONAL
            INCORPORATED+                                           464,213
    11,832  PALL CORPORATION                                        235,900
    54,079  PALM INCORPORATED+                                    2,862,807
    24,703  PITNEY BOWES INCORPORATED                               974,225
    21,770  SEAGATE TECHNOLOGY
            INCORPORATED+                                         1,502,130
    57,166  SOLECTRON CORPORATION+                                2,636,782
     5,885  TIMKEN COMPANY                                           80,550

                                                                120,535,440
                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
    24,528  AON CORPORATION                                         962,724
    16,000  HUMANA INCORPORATED+                                    172,000
    25,869  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                          3,434,110

                                                                  4,568,834
                                                             --------------
INSURANCE CARRIERS - 2.20%
    13,528  AETNA INCORPORATED                                      785,470
    25,449  AFLAC INCORPORATED                                    1,630,327
    71,420  ALLSTATE CORPORATION                                  2,481,845
    23,841  AMERICAN GENERAL CORPORATION                          1,859,598
   221,675  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                         21,211,527
    16,817  CHUBB CORPORATION                                     1,330,645
    15,437  CIGNA CORPORATION                                     1,611,623
    15,458  CINCINNATI FINANCIAL
            CORPORATION                                             548,759
    31,252  CONSECO INCORPORATED                                    238,297

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
INSURANCE CARRIERS (continued)
    20,572  HARTFORD FINANCIAL SERVICES
            GROUP                                            $    1,500,470
     9,886  JEFFERSON-PILOT CORPORATION                             671,012
    18,363  LINCOLN NATIONAL CORPORATION                            883,719
     9,412  LOEWS CORPORATION                                       784,726
     9,430  MBIA INCORPORATED                                       670,709
    10,149  MGIC INVESTMENT CORPORATION                             620,358
     6,967  PROGRESSIVE CORPORATION                                 570,423
    12,220  SAFECO CORPORATION                                      332,995
    20,286  ST PAUL COMPANIES INCORPORATED                        1,000,353
    12,303  TORCHMARK CORPORATION                                   342,177
    15,526  UNITEDHEALTH GROUP
            INCORPORATED                                          1,533,193
    23,065  UNUMPROVIDENT CORPORATION                               628,520
     5,991  WELLPOINT HEALTH NETWORKS
            INCORPORATED+                                           575,136

                                                                 41,811,882
                                                             --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.00%
    10,047  LOUISIANA-PACIFIC CORPORATION                            92,306
                                                             --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.30%
    43,308  AGILENT TECHNOLOGIES
            INCORPORATED+                                         2,119,385
    12,415  ALLERGAN INCORPORATED                                 1,048,292
     5,117  BAUSCH & LOMB INCORPORATED                              199,243
    27,791  BAXTER INTERNATIONAL
            INCORPORATED                                          2,218,069
    24,186  BECTON DICKINSON & COMPANY                              639,417
    17,048  BIOMET INCORPORATED                                     596,680
    39,134  BOSTON SCIENTIFIC CORPORATION+                          643,265
     4,890  C R BARD INCORPORATED                                   206,603
    13,583  DANAHER CORPORATION                                     675,754
    29,731  EASTMAN KODAK COMPANY                                 1,215,255
    29,413  GUIDANT CORPORATION+                                  2,079,131
     8,266  JOHNSON CONTROLS INCORPORATED                           439,648
    17,880  KLA-TENCOR CORPORATION+                                 736,433
     6,419  MALLINCKRODT INCORPORATED                               292,867
   114,721  MEDTRONIC INCORPORATED                                5,943,982
     4,449  MILLIPORE CORPORATION                                   215,498
    10,743  PARKER-HANNIFIN CORPORATION                             362,576
    19,965  PE CORPORATION -- PE
            BIOSYSTEMS GROUP                                      2,325,923
     4,341  POLAROID CORPORATION                                     58,332
     8,020  ST JUDE MEDICAL INCORPORATED+                           409,020
     4,644  TEKTRONIX INCORPORATED                                  356,717
    16,557  TERADYNE INCORPORATED+                                  579,495
    16,584  THERMO ELECTRON CORPORATION+                            431,184
    63,930  XEROX CORPORATION                                       962,946

                                                                 24,755,715
                                                             --------------
METAL MINING - 0.11%
    37,969  BARRICK GOLD CORPORATION                                579,027
    15,289  FREEPORT MCMORAN INCORPORATED
            CLASS B+                                                134,734

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
METAL MINING (continued)
    24,998  HOMESTAKE MINING COMPANY+                        $      129,677
    17,390  INCO LIMITED+                                           280,415
    16,143  NEWMONT MINING CORPORATION                              274,431
     7,591  PHELPS DODGE CORPORATION                                316,924
    31,461  PLACER DOME INCORPORATED                                296,913

                                                                  2,012,121
                                                             --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
     9,663  VULCAN MATERIALS COMPANY                                388,332
                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.51%
     3,852  ARMSTRONG HOLDINGS
            INCORPORATED                                             45,983
    16,559  HASBRO INCORPORATED                                     189,394
    40,780  MATTEL INCORPORATED                                     456,226
    13,900  TIFFANY & COMPANY                                       536,019
   161,814  TYCO INTERNATIONAL LIMITED                            8,394,100

                                                                  9,621,722
                                                             --------------
MISCELLANEOUS RETAIL - 0.47%
    26,960  BED BATH & BEYOND
            INCORPORATED+                                           657,571
    42,805  COSTCO WHOLESALE CORPORATION+                         1,495,500
    37,409  CVS CORPORATION                                       1,732,505
     3,786  LONGS DRUG STORES INCORPORATED                           72,407
    30,361  OFFICE DEPOT INCORPORATED+                              237,195
    45,734  STAPLES INCORPORATED+                                   648,851
    20,709  TOYS R US INCORPORATED+                                 336,521
    96,673  WALGREEN COMPANY                                      3,667,532

                                                                  8,848,082
                                                             --------------
MOTION PICTURES - 0.52%
   126,106  TIME WARNER INCORPORATED                              9,867,795
                                                             --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.65%
   127,963  AMERICAN EXPRESS COMPANY                              7,773,752
    69,815  ASSOCIATES FIRST CAPITAL
            CORPORATION                                           2,652,970
    18,820  CAPITAL ONE FINANCIAL
            CORPORATION                                           1,318,576
    25,250  CIT GROUP INCORPORATED                                  441,875
    10,854  COUNTRYWIDE CREDIT INDUSTRIES
            INCORPORATED                                            409,739
    66,623  FREDDIE MAC                                           3,601,806
    96,605  FANNIE MAE                                            6,907,258
    45,339  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                          2,567,321
    81,624  MBNA CORPORATION                                      3,142,524
    13,669  PROVIDIAN FINANCIAL
            CORPORATION                                           1,735,963
    15,045  USA EDUCATION INCORPORATED                              724,981

                                                                 31,276,765
                                                             --------------
OIL & GAS EXTRACTION - 0.95%
    23,280  ANADARKO PETROLEUM CORPORATION                        1,547,190
    10,971  APACHE CORPORATION                                      648,660

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
OIL & GAS EXTRACTION (continued)
    20,607  BURLINGTON RESOURCES
            INCORPORATED                                     $      758,595
    12,100  DEVON ENERGY CORPORATION                                727,815
    70,178  ENRON CORPORATION                                     6,149,347
     8,980  KERR-MCGEE CORPORATION                                  594,926
    35,327  OCCIDENTAL PETROLEUM
            CORPORATION                                             770,570
     8,990  ROWAN COMPANIES INCORPORATED+                           260,710
    54,533  SCHLUMBERGER LIMITED                                  4,488,748
    20,155  TRANSOCEAN SEDCO FOREX
            INCORPORATED+                                         1,181,587
    29,847  USX-MARATHON GROUP
            INCORPORATED                                            846,910

                                                                 17,975,058
                                                             --------------
PAPER & ALLIED PRODUCTS - 0.61%
    10,740  AVERY DENNISON CORPORATION                              498,067
     5,061  BEMIS COMPANY INCORPORATED                              162,584
     5,445  BOISE CASCADE CORPORATION                               144,632
    19,776  FORT JAMES CORPORATION                                  604,404
    16,399  GEORGIA-PACIFIC GROUP                                   385,377
    46,302  INTERNATIONAL PAPER COMPANY                           1,328,302
    52,129  KIMBERLY-CLARK CORPORATION                            2,909,450
     9,828  MEAD CORPORATION                                        229,730
    37,957  MINNESOTA MINING AND
            MANUFACTURING COMPANY                                 3,458,832
    16,213  PACTIV CORPORATION+                                     181,383
     2,749  POTLATCH CORPORATION                                     86,937
     5,050  TEMPLE-INLAND INCORPORATED                              191,269
     9,608  WESTVACO CORPORATION                                    256,414
    21,928  WEYERHAEUSER COMPANY                                    885,343
    10,611  WILLAMETTE INDUSTRIES
            INCORPORATED                                            297,108

                                                                 11,619,832
                                                             --------------
PERSONAL SERVICES - 0.02%
     9,403  H &R BLOCK INCORPORATED                                 348,499
                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.01%
     8,661  AMERADA HESS CORPORATION                                579,745
     6,740  ASHLAND INCORPORATED                                    227,054
    62,538  CHEVRON CORPORATION                                   5,331,365
    20,486  COASTAL CORPORATION                                   1,518,525
    59,849  CONOCO INCORPORATED CLASS B                           1,612,178
   333,686  EXXON MOBIL CORPORATION                              29,739,765
    24,336  PHILLIPS PETROLEUM COMPANY                            1,527,084
   205,554  ROYAL DUTCH PETROLEUM COMPANY
            NY SHARES ADR                                        12,320,393
     8,462  SUNOCO INCORPORATED                                     227,945
    52,970  TEXACO INCORPORATED                                   2,780,925
    13,895  TOSCO CORPORATION                                       433,350
    23,269  UNOCAL CORPORATION                                      824,595

                                                                 57,122,924
                                                             --------------

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
PRIMARY METAL INDUSTRIES - 0.19%
    20,934  ALCAN ALUMINUM LIMITED                           $      605,778
    82,844  ALCOA INCORPORATED                                    2,096,990
     8,029  ALLEGHENY TECHNOLOGIES
            INCORPORATED                                            145,526
    12,633  BETHLEHEM STEEL CORPORATION+                             37,899
    12,239  ENGELHARD CORPORATION                                   198,884
     8,137  NUCOR CORPORATION                                       245,127
     8,452  USX-US STEEL GROUP
            INCORPORATED                                            128,365
     8,245  WORTHINGTON INDUSTRIES
            INCORPORATED                                             77,296

                                                                  3,535,865
                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.78%
     6,145  AMERICAN GREETINGS CORPORATION                          107,538
     8,463  DOW JONES & COMPANY
            INCORPORATED                                            512,012
    25,592  GANNETT COMPANY INCORPORATED                          1,356,376
     6,849  HARCOURT GENERAL INCORPORATED                           404,091
     7,412  KNIGHT-RIDDER INCORPORATED                              376,622
    18,686  MCGRAW-HILL COMPANIES
            INCORPORATED                                          1,187,729
     4,906  MEREDITH CORPORATION                                    144,727
    16,318  NEW YORK TIMES COMPANY                                  641,501
    11,695  R R DONNELLEY & SONS COMPANY                            287,258
    29,541  TRIBUNE COMPANY                                       1,288,726
   145,651  VIACOM INCORPORATED CLASS B+                          8,520,583

                                                                 14,827,163
                                                             --------------
RAILROAD TRANSPORTATION - 0.15%
    40,333  BURLINGTON NORTHERN SANTA FE
            CORPORATION                                             869,680
    20,905  CSX CORPORATION                                         455,990
    36,745  NORFOLK SOUTHERN CORPORATION                            537,396
    23,759  UNION PACIFIC CORPORATION                               923,631

                                                                  2,786,697
                                                             --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.13%
     7,057  COOPER TIRE & RUBBER COMPANY                             71,010
    15,015  GOODYEAR TIRE & RUBBER COMPANY                          270,270
    25,576  NEWELL RUBBERMAID INCORPORATED                          583,453
    26,234  NIKE INCORPORATED CLASS B                             1,051,000
     5,445  REEBOK INTERNATIONAL LIMITED+                           102,434
     8,002  SEALED AIR CORPORATION+                                 362,091
     5,491  TUPPERWARE CORPORATION                                   98,838

                                                                  2,539,096
                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.33%
    10,607  BEAR STEARNS COMPANIES
            INCORPORATED                                            668,241
   130,539  CHARLES SCHWAB CORPORATION                            4,634,135
    23,364  FRANKLIN RESOURCES
            INCORPORATED                                          1,038,063
    11,600  LEHMAN BROTHERS HOLDING
            INCORPORATED                                          1,713,900
    75,298  MERRILL LYNCH & COMPANY
            INCORPORATED                                          4,969,668
   107,931  MORGAN STANLEY DEAN WITTER &
            COMPANY                                               9,868,941

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
    13,978  PAINE WEBBER GROUP
            INCORPORATED                                     $      952,250
    21,334  STILWELL FINANCIAL
            INCORPORATED+                                           928,029
    11,595  T ROWE PRICE ASSOCIATES                                 544,240

                                                                 25,317,467
                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.45%
    28,177  CORNING INCORPORATED                                  8,368,569
    14,071  OWENS-ILLINOIS INCORPORATED+                            130,157

                                                                  8,498,726
                                                             --------------
TEXTILE MILL PRODUCTS - 0.01%
     3,152  RUSSELL CORPORATION                                      50,038
     1,747  SPRINGS INDUSTRIES
            INCORPORATED CLASS A                                     49,244

                                                                     99,282
                                                             --------------
TOBACCO PRODUCTS - 0.36%
   216,798  PHILIP MORRIS COMPANIES
            INCORPORATED                                          6,381,991
    15,580  UST INCORPORATED                                        356,393

                                                                  6,738,384
                                                             --------------
TRANSPORTATION BY AIR - 0.19%
    14,363  AMR CORPORATION+                                        469,491
    11,722  DELTA AIRLINES INCORPORATED                             520,164
    27,760  FEDEX CORPORATION+                                    1,230,878
    47,570  SOUTHWEST AIRLINES COMPANY                            1,153,573
     6,435  US AIRWAYS GROUP INCORPORATED+                          195,865

                                                                  3,569,971
                                                             --------------
TRANSPORTATION EQUIPMENT - 1.39%
     9,772  B F GOODRICH COMPANY                                    382,940
    86,410  BOEING COMPANY                                        5,443,830
     8,476  BRUNSWICK CORPORATION                                   154,687
    14,623  DANA CORPORATION                                        314,395
    53,959  DELPHI AUTOMOTIVE SYSTEMS
            CORPORATION                                             816,130
   179,745  FORD MOTOR COMPANY                                    4,549,795
    19,284  GENERAL DYNAMICS CORPORATION                          1,211,276
    51,255  GENERAL MOTORS CORPORATION                            3,331,575
    29,060  HARLEY-DAVIDSON INCORPORATED                          1,391,248
    76,491  HONEYWELL INTERNATIONAL
            INCORPORATED                                          2,724,992
     8,425  ITT INDUSTRIES INCORPORATED                             273,286
     5,977  NAVISTAR INTERNATIONAL
            CORPORATION+                                            178,935
     6,655  NORTHROP GRUMMAN CORPORATION                            604,773
     7,374  PACCAR INCORPORATED                                     273,299
    18,067  ROCKWELL INTERNATIONAL
            CORPORATION                                             546,527
    13,849  TEXTRON INCORPORATED                                    638,785
    11,808  TRW INCORPORATED                                        479,700
    45,082  UNITED TECHNOLOGIES
            CORPORATION                                           3,121,929

                                                                 26,438,102
                                                             --------------

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
TRANSPORTATION SERVICES - 0.02%
    12,369  SABRE HOLDINGS CORPORATION                       $      357,928
                                                             --------------
WATER TRANSPORTATION - 0.08%
    57,960  CARNIVAL CORPORATION                                  1,427,265
                                                             --------------
WHOLESALE TRADE-DURABLE GOODS - 0.04%
    16,976  GENUINE PARTS COMPANY                                   323,605
    12,447  VISTEON CORPORATION                                     188,261
     8,969  W W GRAINGER INCORPORATED                               235,997

                                                                    747,863
                                                             --------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.33%
    26,419  CARDINAL HEALTH INCORPORATED                          2,329,826
    47,602  SAFEWAY INCORPORATED+                                 2,222,418
    12,618  SUPERVALU INCORPORATED                                  190,059
    31,940  SYSCO CORPORATION                                     1,479,221

                                                                  6,221,524
                                                             --------------

                                                              1,208,056,455
TOTAL COMMON STOCK (COST $942,809,411)
                                                             --------------

PRINCIPAL                                    INTEREST RATE   MATURITY DATE
U.S. TREASURY SECURITIES - 35.91%
U.S. TREASURY BILLS - 4.95%
$33,272,000  U.S. TREASURY BILLS                  6.05%{::}     10/12/00         33,218,864
 26,096,000  U.S. TREASURY BILLS                  5.94{::}      11/02/00         25,964,320
 14,791,000  U.S. TREASURY BILLS                  6.08{::}      11/09/00         14,697,787
 20,120,000  U.S. TREASURY BILLS                  5.97{::}      12/07/00         19,897,935
    100,000  U.S. TREASURY BILLS                  5.96{::}      12/21/00             98,660

                                                                                 93,877,566
                                                                             --------------
U.S. TREASURY BONDS - 30.96%
 19,360,000  U.S. TREASURY BONDS                  7.88          02/15/21         23,280,400
 18,965,000  U.S. TREASURY BONDS                  8.13          05/15/21         23,374,363
 18,990,000  U.S. TREASURY BONDS                  8.13          08/15/21         23,434,799
 62,210,000  U.S. TREASURY BONDS                  8.00          11/15/21         75,993,248
 18,300,000  U.S. TREASURY BONDS                  7.25          08/15/22         20,799,048
 16,635,000  U.S. TREASURY BONDS                  7.63          11/15/22         19,650,094
 29,615,000  U.S. TREASURY BONDS                  7.13          02/15/23         33,261,199
 43,045,000  U.S. TREASURY BONDS                  6.25          08/15/23         43,838,319
 18,535,000  U.S. TREASURY BONDS                  7.50          11/15/24         21,813,285
 20,180,000  U.S. TREASURY BONDS                  7.63          02/15/25         24,089,875
 20,530,000  U.S. TREASURY BONDS                  6.88          08/15/25         22,595,729
 22,425,000  U.S. TREASURY BONDS                  6.00          02/15/26         22,214,654
 18,380,000  U.S. TREASURY BONDS                  6.75          08/15/26         19,993,947
 19,250,000  U.S. TREASURY BONDS                  6.50          11/15/26         20,320,685
 18,790,000  U.S. TREASURY BONDS                  6.63          02/15/27         20,140,437
 17,380,000  U.S. TREASURY BONDS                  6.38          08/15/27         18,091,363
 37,480,000  U.S. TREASURY BONDS                  6.13          11/15/27         37,784,338

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE   MATURITY DATE       VALUE
U.S. TREASURY BONDS (continued)
$17,150,000  U.S. TREASURY BONDS                  5.50%         08/15/28     $   15,917,258
 19,450,000  U.S. TREASURY BONDS                  5.25          11/15/28         17,419,809
 18,700,000  U.S. TREASURY BONDS                  5.25          02/15/29         16,794,844
 18,950,000  U.S. TREASURY BONDS                  6.13          08/15/29         19,352,688
 45,100,000  U.S. TREASURY BONDS                  6.25          05/15/30         47,411,375

                                                                                587,571,757
                                                                             --------------

                                                                                681,449,323
TOTAL U.S. TREASURY SECURITIES (COST
$670,085,924)*
                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,612,895,335)*                      99.57% $1,889,505,778
OTHER ASSETS AND LIABILITIES, NET            0.43       8,110,769
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,897,616,547
                                          -------  --------------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,286,353.
  +  NON-INCOME PRODUCING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,621,516,502 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $381,989,818
GROSS UNREALIZED DEPRECIATION                       (114,000,542)
                                                    -----------
NET UNREALIZED APPRECIATION                         $267.989,276

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                          VALUE
     N/A    WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                                 $   35,006,032
     N/A    WELLS FARGO INCOME EQUITY
            PORTFOLIO                                                    177,894,441
     N/A    WELLS FARGO INDEX PORTFOLIO                                  176,004,739
     N/A    WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                              45,641,014
     N/A    WELLS FARGO INTERNATIONAL
            PORTFOLIO                                                     59,938,279
     N/A    WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                             140,726,270
     N/A    WELLS FARGO MANAGED FIXED
            INCOME PORTFOLIO                                             195,824,627
     N/A    WELLS FARGO POSITIVE RETURN
            BOND PORTFOLIO                                               130,199,380
     N/A    WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                                     17,719,420
     N/A    WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                                     17,761,414
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                              17,697,017
     N/A    WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                               17,821,876
     N/A    WELLS FARGO STRATEGIC VALUE
            BOND PORTFOLIO                                                65,429,321

                                                                       1,097,663,830
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(98.88%) (COST $848,306,232)
                                                                      --------------

PRINCIPAL                                    INTEREST RATE   MATURITY DATE
U.S. TREASURY BILLS (0.96%)
$10,890,000  U.S. TREASURY BILLS                   6.25%{::}     3/1/01         10,616,334
                                                                             -------------

                                                                                10,616,334
TOTAL U.S. TREASURY BILLS (COST
$10,623,196)
                                                                             -------------

                                                                             1,108,280,164
TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES (99.84%) (COST $858,929,428)
                                                                             -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES
(COST $858,929,428)*                        99.84% $1,108,280,164
OTHER ASSETS AND LIABILITIES, NET            0.16      1,820,967
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $1,110,101,131
                                          -------  -------------

{::} YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
COMMON STOCK - 99.04%
AGRICULTURAL PRODUCTION-CROPS - 0.07%
     5,024  NABISCO GROUP HOLDINGS
            CORPORATION                                       $    143,184
                                                              ------------
AMUSEMENT & RECREATION SERVICES - 0.65%
     1,894  HARRAH'S ENTERTAINMENT
            INCORPORATED+                                           52,085
    32,075  WALT DISNEY COMPANY                                  1,226,869

                                                                 1,278,954
                                                              ------------
APPAREL & ACCESSORY STORES - 0.37%
    13,138  GAP INCORPORATED                                       264,402
     5,022  KOHL'S CORPORATION+                                    289,707
     6,684  LIMITED INCORPORATED                                   147,465
     2,113  NORDSTROM INCORPORATED                                  32,884

                                                                   734,458
                                                              ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.04%
       853  LIZ CLAIBORNE INCORPORATED                              32,841
     1,743  V F CORPORATION                                         43,030

                                                                    75,871
                                                              ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
     2,086  AUTOZONE INCORPORATED+                                  47,326
                                                              ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
       893  RYDER SYSTEM INCORPORATED                               16,465
                                                              ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.04%
       900  CENTEX CORPORATION                                      28,913
       749  KAUFMAN & BROAD HOME
            CORPORATION                                             20,176
       608  PULTE CORPORATION                                       20,064

                                                                    69,153
                                                              ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.13%
    35,686  HOME DEPOT INCORPORATED                              1,893,588
     5,879  LOWE'S COMPANIES INCORPORATED                          263,820
     2,504  SHERWIN-WILLIAMS COMPANY                                53,524

                                                                 2,210,932
                                                              ------------
BUSINESS SERVICES - 9.80%
     1,827  ADOBE SYSTEMS INCORPORATED                             283,642
    35,448  AMERICA ONLINE INCORPORATED+                         1,905,330
       873  AUTODESK INCORPORATED                                   22,152
     9,702  AUTOMATIC DATA PROCESSING
            INCORPORATED                                           648,821
     3,765  BMC SOFTWARE INCORPORATED+                              72,006
     2,798  CABLETRON SYSTEMS
            INCORPORATED+                                           82,191
    11,134  CENDANT CORPORATION+                                   121,082
     2,233  CERIDIAN CORPORATION+                                   62,664
     2,889  CITRIX SYSTEMS INCORPORATED+                            57,961
     9,099  COMPUTER ASSOCIATES
            INTERNATIONAL INCORPORATED                             229,181

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
BUSINESS SERVICES (continued)
     2,599  COMPUTER SCIENCES CORPORATION+                    $    192,976
     5,538  COMPUWARE CORPORATION+                                  46,381
     2,350  CONVERGYS CORPORATION+                                  91,356
     1,126  DELUXE CORPORATION                                      22,872
     2,005  ECOLAB INCORPORATED                                     72,305
     7,173  ELECTRONIC DATA SYSTEMS
            CORPORATION                                            297,680
     2,154  EQUIFAX INCORPORATED                                    58,023
     6,279  FIRST DATA CORPORATION                                 245,273
     4,603  IMS HEALTH INCORPORATED                                 95,512
     4,675  INTERPUBLIC GROUP OF COMPANIES
            INCORPORATED                                           159,242
     4,328  MCKESSON HBOC INCORPORATED                             132,275
     1,250  MERCURY INTERACTIVE
            CORPORATION+                                           195,938
    81,116  MICROSOFT CORPORATION+                               4,887,239
     1,457  NCR CORPORATION+                                        55,093
     5,096  NOVELL INCORPORATED+                                    50,642
     2,725  OMNICOM GROUP INCORPORATED                             198,755
    43,411  ORACLE CORPORATION+                                  3,418,615
     4,272  PARAMETRIC TECHNOLOGY COMPANY+                          46,725
     4,252  PEOPLESOFT INCORPORATED+                               118,790
     1,800  SAPIENT CORPORATION+                                    73,237
     6,300  SIEBEL SYSTEMS INCORPORATED+                           701,269
    24,502  SUN MICROSYSTEMS INCORPORATED+                       2,860,609
     4,796  UNISYS CORPORATION+                                     53,955
     6,131  VERITAS SOFTWARE CORPORATION+                          870,602
     8,388  YAHOO! INCORPORATED+                                   763,308
     1,112  YOUNG & RUBICAM INCORPORATED                            55,044

                                                                19,248,746
                                                              ------------
CHEMICALS & ALLIED PRODUCTS - 11.52%
    23,891  ABBOTT LABORATORIES                                  1,136,316
     3,545  AIR PRODUCTS AND CHEMICALS
            INCORPORATED                                           127,620
       878  ALBERTO CULVER COMPANY                                  25,297
     1,774  ALZA CORPORATION+                                      153,451
    20,137  AMERICAN HOME PRODUCTS
            CORPORATION                                          1,138,999
    15,830  AMGEN INCORPORATED+                                  1,105,379
     3,658  AVON PRODUCTS INCORPORATED                             149,521
     2,315  BIOGEN INCORPORATED+                                   141,215
    30,356  BRISTOL-MYERS SQUIBB COMPANY                         1,734,087
     3,626  CLOROX COMPANY                                         143,454
     8,913  COLGATE-PALMOLIVE COMPANY                              420,694
    10,411  DOW CHEMICAL COMPANY                                   259,624
    16,140  E I DU PONT DE NEMOURS &
            COMPANY                                                668,801
     1,192  EASTMAN CHEMICAL COMPANY                                44,030
    17,447  ELI LILLY & COMPANY                                  1,415,388
       455  FMC CORPORATION+                                        30,513
    16,090  GILLETTE COMPANY                                       496,779
       857  GREAT LAKES CHEMICAL
            CORPORATION                                             25,121
     1,561  INTERNATIONAL FLAVORS &
            FRAGRANCES INCORPORATED                                 28,488

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    21,484  JOHNSON & JOHNSON                                 $  2,018,153
     3,200  MEDIMMUNE INCORPORATED+                                247,200
    35,469  MERCK & COMPANY INCORPORATED                         2,640,224
    97,129  PFIZER INCORPORATED                                  4,364,734
    19,681  PHARMACIA CORPORATION                                1,184,550
     2,666  PPG INDUSTRIES INCORPORATED                            105,807
     2,427  PRAXAIR INCORPORATED                                    90,709
    20,194  PROCTER & GAMBLE COMPANY                             1,352,998
     3,348  ROHM & HAAS COMPANY                                     97,301
    22,619  SCHERING-PLOUGH CORP                                 1,051,784
     1,331  SIGMA ALDRICH                                           43,923
     2,054  UNION CARBIDE CORPORATION                               77,539
     1,023  W R GRACE & COMPANY+                                     7,033
     1,558  WATSON PHARMACEUTICALS
            INCORPORATED+                                          101,075

                                                                22,627,807
                                                              ------------
COMMUNICATIONS - 6.92%
    10,392  ADC TELECOMMUNICATIONS
            INCORPORATED+                                          279,447
     4,862  ALLTEL CORPORATION                                     253,735
    57,897  AT&T CORPORATION                                     1,700,725
    28,918  BELLSOUTH CORPORATION                                1,163,950
     2,143  CENTURYTEL INCORPORATED                                 58,397
     9,013  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED+                                          509,235
    13,877  COMCAST CORPORATION CLASS A+                           568,090
    13,608  GLOBAL CROSSING LIMITED+                               421,848
    11,690  NEXTEL COMMUNICATIONS
            INCORPORATED+                                          546,508
    25,219  QWEST COMMUNICATIONS
            INTERNATIONAL INCORPORATED+                          1,212,087
    52,291  SBC COMMUNICATIONS
            INCORPORATED                                         2,614,550
    13,507  SPRINT CORPORATION (FON GROUP)                         395,924
    14,102  SPRINT CORPORATION (PCS
            GROUP)+                                                494,451
    41,957  VERIZON COMMUNICATIONS                               2,032,292
    44,191  WORLDCOM INCORPORATED+                               1,342,302

                                                                13,593,541
                                                              ------------
DEPOSITORY INSTITUTIONS - 7.35%
     6,079  AMSOUTH BANCORP                                         75,988
    25,371  BANK OF AMERICA CORPORATION+                         1,328,806
    11,363  BANK OF NEW YORK COMPANY
            INCORPORATED                                           637,038
    17,686  BANK ONE CORPORATION                                   683,122
     6,042  BB&T CORPORATION                                       182,015
     3,413  CHARTER ONE FINANCIAL
            INCORPORATED                                            83,180
    20,124  CHASE MANHATTAN CORPORATION                            929,477
    69,349  CITIGROUP INCORPORATED                               3,749,180
     2,420  COMERICA INCORPORATED                                  141,419
     7,176  FIFTH THIRD BANCORP                                    386,607
    15,118  FIRST UNION CORPORATION                                486,611
    14,865  FIRSTAR CORPORATION                                    332,604
    13,886  FLEETBOSTON FINANCIAL
            CORPORATION                                            541,554

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
     2,447  GOLDEN WEST FINANCIAL
            CORPORATION                                       $    131,220
     3,733  HUNTINGTON BANCSHARES
            INCORPORATED                                            54,828
     2,518  J P MORGAN & COMPANY
            INCORPORATED                                           411,378
     6,693  KEYCORP                                                169,417
     7,594  MELLON FINANCIAL CORPORATION                           352,172
     9,354  NATIONAL CITY CORPORATION                              206,957
     3,452  NORTHERN TRUST CORPORATION                             306,797
     2,115  OLD KENT FINANCIAL CORPORATION                          61,203
     4,488  PNC FINANCIAL SERVICES GROUP                           291,720
     3,406  REGIONS FINANCIAL CORPORATION                           77,274
     2,613  SOUTHTRUST CORPORATION                                  82,146
     2,500  STATE STREET CORPORATION                               325,000
     2,689  SUMMIT BANCORP                                          92,771
     4,650  SUNTRUST BANKS INCORPORATED                            231,628
     4,352  SYNOVUS FINANCIAL CORPORATION                           92,208
    11,603  US BANCORP                                             263,968
     2,065  UNION PLANTERS CORPORATION                              68,274
     3,127  WACHOVIA CORPORATION                                   177,262
     8,376  WASHINGTON MUTUAL INCORPORATED                         333,470
    24,969  WELLS FARGO & COMPANY#                               1,147,013

                                                                14,434,307
                                                              ------------
EATING & DRINKING PLACES - 0.45%
     1,959  DARDEN RESTAURANTS
            INCORPORATED                                            40,772
    20,431  MCDONALD'S CORPORATION                                 616,761
     2,850  STARBUCKS CORPORATION+                                 114,178
     2,287  TRICON GLOBAL RESTAURANTS
            INCORPORATED+                                           70,040
     1,719  WENDY'S INTERNATIONAL
            INCORPORATED                                            34,487

                                                                   876,238
                                                              ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.71%
     7,052  AES CORPORATION+                                       483,062
     2,914  ALLIED WASTE INDUSTRIES
            INCORPORATED+                                           26,772
     2,112  AMEREN CORPORATION                                      88,440
     4,959  AMERICAN ELECTRIC POWER
            COMPANY INCORPORATED                                   194,021
     2,441  CINERGY CORPORATION                                     80,706
     1,679  CMS ENERGY CORPORATION                                  45,228
     2,468  CP&L ENERGY INCORPORATED                               102,885
     1,220  COLUMBIA ENERGY GROUP                                   86,620
     3,244  CONSOLIDATED EDISON
            INCORPORATED                                           110,702
     2,326  CONSTELLATION ENERGY GROUP                             115,719
     3,668  DOMINION RESOURCE INCORPORATED                         212,974
     2,215  DTE ENERGY COMPANY                                      84,724
     5,662  DUKE ENERGY CORPORATION                                485,516
       407  EASTERN ENTERPRISES                                     25,972
     5,125  EDISON INTERNATIONAL                                    98,977
     3,584  EL PASO ENERGY CORPORATION                             220,864
     3,551  ENTERGY CORPORATION                                    132,275

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     3,548  FIRSTENERGY CORPORATION                           $     95,574
     1,507  FLORIDA PROGRESS CORPORATION                            79,777
     2,757  FPL GROUP INCORPORATED                                 181,273
     1,867  GPU INCORPORATED                                        60,561
     2,050  KEYSPAN CORPORATION                                     82,256
     2,641  NIAGARA MOHAWK HOLDINGS
            INCORPORATED+                                           41,596
       711  NICOR INCORPORATED                                      25,729
       432  ONEOK INCORPORATED                                      17,172
     2,612  PECO ENERGY COMPANY                                    158,189
       551  PEOPLE'S ENERGY CORPORATION                             18,389
     5,960  PG&E CORPORATION                                       144,157
     1,307  PINNACLE WEST CAPITAL
            CORPORATION                                             66,493
     2,218  PPL CORPORATION                                         92,602
     3,324  PUBLIC SERVICE ENTERPRISE
            GROUP INCORPORATED                                     148,541
     4,564  RELIANT ENERGY INCORPORATED                            212,226
     3,147  SEMPRA ENERGY                                           65,497
    10,029  SOUTHERN COMPANY                                       325,316
     4,053  TXU CORPORATION                                        160,600
     2,763  UNICOM CORPORATION                                     155,246
     9,633  WASTE MANAGEMENT INCORPORATED                          167,975
     6,811  WILLIAMS COMPANIES
            INCORPORATED                                           287,765
     5,234  XCEL ENERGY INCORPORATED                               143,935

                                                                 5,326,326
                                                              ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 14.15%
     1,608  ADAPTEC INCORPORATED+                                   32,160
     4,730  ADVANCED MICRO DEVICES
            INCORPORATED+                                          111,746
     6,150  ALTERA CORPORATION+                                    293,663
     3,000  AMERICAN POWER CONVERSION
            CORPORATION+                                            57,563
     5,476  ANALOG DEVICES INCORPORATED+                           452,112
     1,223  ANDREW CORPORATION+                                     32,027
     3,400  BROADCOM CORPORATION+                                  828,750
     3,340  CONEXANT SYSTEMS INCORPORATED+                         139,863
     1,459  COOPER INDUSTRIES INCORPORATED                          51,430
     1,101  EATON CORPORATION                                       67,849
     6,603  EMERSON ELECTRIC COMPANY                               442,401
   152,573  GENERAL ELECTRIC COMPANY                             8,801,555
   103,362  INTEL CORPORATION                                    4,302,443
    14,400  JDS UNIPHASE CORPORATION+                            1,363,500
     4,800  LINEAR TECHNOLOGY CORPORATION                          310,800
     4,731  LSI LOGIC CORPORATION+                                 138,382
    50,964  LUCENT TECHNOLOGIES
            INCORPORATED                                         1,557,587
     4,350  MAXIM INTEGRATED PRODUCTS
            INCORPORATED+                                          349,903
     1,183  MAYTAG CORPORATION                                      36,747
     8,560  MICRON TECHNOLOGY
            INCORPORATED+                                          393,760
     3,027  MOLEX INCORPORATED                                     164,782
    33,217  MOTOROLA INCORPORATED                                  938,380
     2,724  NATIONAL SEMICONDUCTOR
            CORPORATION+                                           109,640

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
       643  NATIONAL SERVICE INDUSTRIES                       $     12,579
     4,702  NETWORK APPLIANCE
            INCORPORATED+                                          598,917
    45,794  NORTEL NETWORKS CORPORATION                          2,727,605
     2,000  NOVELLUS SYSTEMS INCORPORATED+                          93,125
    11,456  QUALCOMM INCORPORATED+                                 816,240
     5,261  RAYTHEON COMPANY CLASS B                               149,610
     2,300  SANMINA CORPORATION+                                   215,338
     2,466  SCIENTIFIC-ATLANTA
            INCORPORATED                                           156,899
     6,296  TELLABS INCORPORATED+                                  300,634
    26,622  TEXAS INSTRUMENTS INCORPORATED                       1,256,226
       911  THOMAS & BETTS CORPORATION                              15,886
     1,128  WHIRLPOOL CORPORATION                                   43,851
     4,974  XILINK INCORPORATED+                                   425,899

                                                                27,789,852
                                                              ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.44%
     2,472  DUN & BRADSTREET CORPORATION                            85,130
     1,186  FLUOR CORPORATION                                       35,580
     6,857  HALLIBURTON COMPANY                                    335,564
     5,730  PAYCHEX INCORPORATED                                   300,825
       755  PERKINELMER INCORPORATED                                78,803
     1,759  QUINTILES TRANSNATIONAL
            CORPORATION+                                            28,034

                                                                   863,936
                                                              ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.41%
       470  BALL CORPORATION                                        14,893
       934  CRANE COMPANY                                           21,365
     2,025  CROWN CORK & SEAL COMPANY
            INCORPORATED                                            21,642
     2,458  FORTUNE BRANDS INCORPORATED                             65,137
     4,673  ILLINOIS TOOL WORKS
            INCORPORATED                                           261,104
     6,625  LOCKHEED MARTIN CORPORATION                            218,360
     6,945  MASCO CORPORATION                                      129,351
       926  SNAP-ON INCORPORATED                                    21,819
     1,331  STANLEY WORKS                                           30,696

                                                                   784,367
                                                              ------------
FOOD & KINDRED PRODUCTS - 3.46%
       563  ADOLPH COORS COMPANY                                    35,575
    13,898  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                           588,060
     9,814  ARCHER DANIELS MIDLAND COMPANY                          84,646
     4,227  BESTFOODS INCORPORATED                                 307,514
     1,079  BROWN-FORMAN CORPORATION                                59,075
     6,508  CAMPBELL SOUP COMPANY                                  168,395
    38,196  COCA-COLA COMPANY                                    2,105,555
     6,494  COCA-COLA ENTERPRISES
            INCORPORATED                                           103,498
     8,227  CONAGRA FOODS INCORPORATED                             165,054
     4,484  GENERAL MILLS INCORPORATED                             159,182
     5,414  H J HEINZ COMPANY                                      200,656

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
FOOD & KINDRED PRODUCTS (continued)
     1,664  HERCULES INCORPORATED                             $     23,504
     2,136  HERSHEY FOODS CORPORATION                              115,611
     6,276  KELLOGG COMPANY                                        151,801
    22,255  PEPSICO INCORPORATED                                 1,023,730
     2,026  QUAKER OATS COMPANY                                    160,307
     4,754  RALSTON PURINA GROUP                                   112,610
    13,463  SARA LEE CORPORATION                                   273,467
     6,753  SEAGRAM COMPANY LIMITED                                387,875
     8,844  UNILEVER NV ADR                                        426,723
     1,762  WM WRIGLEY JR COMPANY                                  131,930

                                                                 6,784,768
                                                              ------------
FOOD STORES - 0.23%
     6,544  ALBERTSON'S INCORPORATED                               137,424
    12,904  KROGER COMPANY+                                        291,147
     2,248  WINN-DIXIE STORES INCORPORATED                          32,315

                                                                   460,886
                                                              ------------
FURNITURE & FIXTURES - 0.02%
     3,064  LEGGETT & PLATT                                         48,450
                                                              ------------
GENERAL MERCHANDISE STORES - 2.22%
     1,712  CONSOLIDATED STORES
            CORPORATION+                                            23,112
     1,477  DILLARDS INCORPORATED                                   15,693
     5,128  DOLLAR GENERAL CORPORATION                              85,894
     3,308  FEDERATED DEPARTMENT STORES
            INCORPORATED+                                           86,422
     4,022  J C PENNEY COMPANY
            INCORPORATED                                            47,510
     7,501  KMART CORPORATION+                                      45,005
     5,051  MAY DEPARTMENT STORES COMPANY                          103,546
     5,345  SEARS ROEBUCK & COMPANY                                173,285
    14,080  TARGET CORPORATION                                     360,800
     4,657  TJX COMPANIES INCORPORATED                             104,783
    68,800  WAL-MART STORES INCORPORATED                         3,311,000

                                                                 4,357,050
                                                              ------------
HEALTH SERVICES - 0.29%
     8,619  HCA - THE HEALTHCARE COMPANY                           319,980
     5,972  HEALTHSOUTH CORPORATION+                                48,523
     1,599  MANOR CARE INCORPORATED+                                25,084
     4,803  TENET HEALTHCARE CORPORATION                           174,709

                                                                   568,296
                                                              ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
       992  MCDERMOTT INTERNATIONAL
            INCORPORATED                                            10,912
                                                              ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     3,145  BEST BUY COMPANY INCORPORATED+                         200,100
     3,147  CIRCUIT CITY STORES                                     72,381

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
     2,897  RADIOSHACK CORPORATION                            $    187,219

                                                                   459,700
                                                              ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.10%
     5,689  HILTON HOTELS CORPORATION                               65,779
     3,673  MARRIOTT INTERNATIONAL
            CLASS A                                                133,835

                                                                   199,614
                                                              ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.88%
     5,012  APPLE COMPUTER INCORPORATED+                           129,059
    12,458  APPLIED MATERIALS
            INCORPORATED+                                          738,915
     5,100  BAKER HUGHES INCORPORATED                              189,338
     1,334  BLACK & DECKER CORPORATION                              45,606
       329  BRIGGS & STRATTON CORPORATION                           12,440
     5,357  CATERPILLAR INCORPORATED                               180,799
   109,048  CISCO SYSTEMS INCORPORATED+                          6,024,902
    26,214  COMPAQ COMPUTER CORPORATION                            722,982
     2,350  COMVERSE TECHNOLOGY
            INCORPORATED+                                          253,800
       656  CUMMINS ENGINE COMPANY
            INCORPORATED                                            19,639
     3,594  DEERE & COMPANY                                        119,501
    39,752  DELL COMPUTER CORPORATION+                           1,224,859
     3,128  DOVER CORPORATION                                      146,821
    33,506  EMC CORPORATION+                                     3,321,282
     4,964  GATEWAY INCORPORATED+                                  232,067
    15,348  HEWLETT-PACKARD COMPANY                              1,488,756
    27,183  IBM CORPORATION                                      3,058,088
     2,475  INGERSOLL-RAND COMPANY                                  83,841
     2,000  LEXMARK INTERNATIONAL
            INCORPORATED+                                           75,000
     1,925  PALL CORPORATION                                        38,380
     8,688  PALM INCORPORATED+                                     459,920
     3,994  PITNEY BOWES INCORPORATED                              157,513
     3,529  SEAGATE TECHNOLOGY
            INCORPORATED+                                          243,500
     9,178  SOLECTRON CORPORATION+                                 423,335
       926  TIMKEN COMPANY                                          12,675

                                                                19,403,018
                                                              ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
     3,962  AON CORPORATION                                        155,508
     2,697  HUMANA INCORPORATED+                                    28,993
     4,176  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                           554,364

                                                                   738,865
                                                              ------------
INSURANCE CARRIERS - 3.43%
     2,175  AETNA INCORPORATED                                     126,285
     4,120  AFLAC INCORPORATED                                     263,937
    11,400  ALLSTATE CORPORATION                                   396,150
     3,856  AMERICAN GENERAL CORPORATION                           300,768
    35,663  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                         3,412,502

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
INSURANCE CARRIERS (continued)
     2,709  CHUBB CORPORATION                                 $    214,350
     2,509  CIGNA CORPORATION                                      261,940
     2,470  CINCINNATI FINANCIAL
            CORPORATION                                             87,685
     5,103  CONSECO INCORPORATED                                    38,910
     3,328  HARTFORD FINANCIAL SERVICES
            GROUP                                                  242,736
     1,585  JEFFERSON-PILOT CORPORATION                            107,582
     2,959  LINCOLN NATIONAL CORPORATION                           142,402
     1,519  LOEWS CORPORATION                                      126,647
     1,497  MBIA INCORPORATED                                      106,474
     1,645  MGIC INVESTMENT CORPORATION                            100,551
     1,105  PROGRESSIVE CORPORATION                                 90,472
     1,960  SAFECO CORPORATION                                      53,410
     3,261  ST PAUL COMPANIES INCORPORATED                         160,808
     1,981  TORCHMARK CORPORATION                                   55,097
     2,497  UNITEDHEALTH GROUP
            INCORPORATED                                           246,579
     3,710  UNUMPROVIDENT CORP                                     101,098
       945  WELLPOINT HEALTH NETWORKS
            INCORPORATED+                                           90,720

                                                                 6,727,103
                                                              ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     1,606  LOUISIANA-PACIFIC CORPORATION                           14,755
                                                              ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.03%
     6,966  AGILENT TECHNOLOGIES
            INCORPORATED+                                          340,898
     2,020  ALLERGAN INCORPORATED                                  170,563
       803  BAUSCH & LOMB INCORPORATED                              31,266
     4,468  BAXTER INTERNATIONAL
            INCORPORATED                                           356,602
     3,871  BECTON DICKINSON & COMPANY                             102,340
     2,730  BIOMET INCORPORATED                                     95,550
     6,285  BOSTON SCIENTIFIC CORPORATION+                         103,310
       795  C R BARD INCORPORATED                                   33,589
     2,176  DANAHER CORPORATION                                    108,256
     4,788  EASTMAN KODAK COMPANY                                  195,710
     4,705  GUIDANT CORPORATION+                                   332,585
     1,306  JOHNSON CONTROLS INCORPORATED                           69,463
     2,862  KLA-TENCOR CORPORATION+                                117,879
     1,054  MALLINCKRODT INCORPORATED                               48,089
    18,459  MEDTRONIC INCORPORATED                                 956,407
       703  MILLIPORE CORPORATION                                   34,052
     1,745  PARKER-HANNIFIN CORPORATION                             58,894
     3,235  PE CORPORATION - PE BIOSYSTEMS
            GROUP                                                  376,878
       711  POLAROID CORPORATION                                     9,554
     1,282  ST JUDE MEDICAL INCORPORATED+                           65,382
       734  TEKTRONIX INCORPORATED                                  56,380
     2,662  TERADYNE INCORPORATED+                                  93,170
     2,658  THERMO ELECTRON CORPORATION+                            69,108
    10,275  XEROX CORPORATION                                      154,767

                                                                 3,980,692
                                                              ------------

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
METAL MINING - 0.16%
     6,110  BARRICK GOLD CORPORATION                          $     93,178
     2,531  FREEPORT MCMORAN INCORPORATED
            CLASS B+                                                22,305
     4,006  HOMESTAKE MINING COMPANY+                               20,781
     2,768  INCO LIMITED+                                           44,634
     2,548  NEWMONT MINING CORPORATION                              43,316
     1,223  PHELPS DODGE CORPORATION                                51,060
     5,043  PLACER DOME INCORPORATED                                47,593

                                                                   322,867
                                                              ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
     1,558  VULCAN MATERIALS COMPANY                                62,612
                                                              ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.79%
       635  ARMSTRONG HOLDINGS
            INCORPORATED                                             7,580
     2,620  HASBRO INCORPORATED                                     29,966
     6,597  MATTEL INCORPORATED                                     73,804
     2,250  TIFFANY & COMPANY                                       86,766
    26,062  TYCO INTERNATIONAL LIMITED                           1,351,966

                                                                 1,550,082
                                                              ------------
MISCELLANEOUS RETAIL - 0.73%
     4,320  BED BATH & BEYOND
            INCORPORATED+                                          105,367
     6,902  COSTCO WHOLESALE CORPORATION+                          241,139
     6,037  CVS CORPORATION                                        279,589
       605  LONGS DRUG STORES INCORPORATED                          11,571
     4,955  OFFICE DEPOT INCORPORATED+                              38,711
     7,264  STAPLES INCORPORATED+                                  103,058
     3,321  TOYS R US INCORPORATED+                                 53,966
    15,577  WALGREEN COMPANY                                       590,952

                                                                 1,424,353
                                                              ------------
MOTION PICTURES - 0.81%
    20,313  TIME WARNER INCORPORATED                             1,589,492
                                                              ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.56%
    20,532  AMERICAN EXPRESS COMPANY                             1,247,319
    11,224  ASSOCIATES FIRST CAPITAL
            CORPORATION                                            426,512
     3,028  CAPITAL ONE FINANCIAL
            CORPORATION                                            212,149
     4,050  CIT GROUP INCORPORATED                                  70,875
     1,748  COUNTRYWIDE CREDIT INDUSTRIES
            INCORPORATED                                            65,987
    10,740  FREDDIE MAC                                            580,631
    15,535  FANNIE MAE                                           1,110,753
     7,279  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                           412,173
    13,122  MBNA CORPORATION                                       505,197
     2,204  PROVIDIAN FINANCIAL
            CORPORATION                                            279,908
     2,406  USA EDUCATION INCORPORATED                             115,939

                                                                 5,027,443
                                                              ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
OIL & GAS EXTRACTION - 1.47%
     3,723  ANADARKO PETROLEUM CORPORATION                    $    247,430
     1,789  APACHE CORPORATION                                     105,774
     3,304  BURLINGTON RESOURCES
            INCORPORATED                                           121,629
     1,950  DEVON ENERGY CORPORATION                               117,293
    11,296  ENRON CORPORATION                                      989,812
     1,439  KERR-MCGEE CORPORATION                                  95,334
     5,670  OCCIDENTAL PETROLEUM
            CORPORATION                                            123,677
     1,438  ROWAN COMPANIES INCORPORATED+                           41,702
     8,782  SCHLUMBERGER LIMITED                                   722,868
     3,225  TRANSOCEAN SEDCO FOREX
            INCORPORATED+                                          189,066
     4,826  USX-MARATHON GROUP
            INCORPORATED                                           136,938

                                                                 2,891,523
                                                              ------------
PAPER & ALLIED PRODUCTS - 0.95%
     1,737  AVERY DENNISON CORPORATION                              80,553
       818  BEMIS COMPANY INCORPORATED                              26,278
       895  BOISE CASCADE CORPORATION                               23,773
     3,168  FORT JAMES CORPORATION                                  96,822
     2,640  GEORGIA-PACIFIC GROUP                                   62,040
     7,443  INTERNATIONAL PAPER COMPANY                            213,521
     8,388  KIMBERLY-CLARK CORPORATION                             468,155
     1,560  MEAD CORPORATION                                        36,465
     6,090  MINNESOTA MINING AND
            MANUFACTURING COMPANY                                  554,951
     2,613  PACTIV CORPORATION+                                     29,233
       424  POTLATCH CORPORATION                                    13,410
       792  TEMPLE-INLAND INCORPORATED                              29,997
     1,565  WESTVACO CORPORATION                                    41,766
     3,512  WEYERHAEUSER COMPANY                                   141,797
     1,703  WILLAMETTE INDUSTRIES
            INCORPORATED                                            47,685

                                                                 1,866,446
                                                              ------------
PERSONAL SERVICES - 0.03%
     1,511  H&R BLOCK INCORPORATED                                  56,000
                                                              ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.68%
     1,390  AMERADA HESS CORPORATION                                93,043
     1,076  ASHLAND INCORPORATED                                    36,247
    10,077  CHEVRON CORPORATION                                    859,064
     3,286  COASTAL CORPORATION                                    243,574
     9,655  CONOCO INCORPORATED CLASS B                            260,082
    53,732  EXXON MOBIL CORPORATION                              4,788,865
     3,912  PHILLIPS PETROLEUM COMPANY                             245,478
    33,094  ROYAL DUTCH PETROLEUM COMPANY
            NY SHARES ADR                                        1,983,572
     1,345  SUNOCO INCORPORATED                                     36,231
     8,528  TEXACO INCORPORATED                                    447,720
     2,211  TOSCO CORPORATION                                       68,956
     3,767  UNOCAL CORPORATION                                     133,493

                                                                 9,196,325
                                                              ------------

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
PRIMARY METAL INDUSTRIES - 0.29%
     3,397  ALCAN ALUMINUM LIMITED                            $     98,301
    13,344  ALCOA INCORPORATED                                     337,770
     1,278  ALLEGHENY TECHNOLOGIES
            INCORPORATED                                            23,164
     2,054  BETHLEHEM STEEL CORPORATION+                             6,162
     1,981  ENGELHARD CORPORATION                                   32,191
     1,331  NUCOR CORPORATION                                       40,096
     1,327  USX-US STEEL GROUP
            INCORPORATED                                            20,154
     1,333  WORTHINGTON INDUSTRIES
            INCORPORATED                                            12,497

                                                                   570,335
                                                              ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.22%
     1,027  AMERICAN GREETINGS CORPORATION                          17,972
     1,363  DOW JONES & COMPANY
            INCORPORATED                                            82,461
     4,118  GANNETT COMPANY INCORPORATED                           218,254
     1,124  HARCOURT GENERAL INCORPORATED                           66,316
     1,208  KNIGHT-RIDDER INCORPORATED                              61,382
     3,004  MCGRAW-HILL COMPANIES
            INCORPORATED                                           190,942
       786  MEREDITH CORPORATION                                    23,187
     2,612  NEW YORK TIMES COMPANY                                 102,684
     1,890  R R DONNELLEY & SONS COMPANY                            46,423
     4,762  TRIBUNE COMPANY                                        207,742
    23,423  VIACOM INCORPORATED CLASS B+                         1,370,246

                                                                 2,387,609
                                                              ------------
RAILROAD TRANSPORTATION - 0.23%
     6,403  BURLINGTON NORTHERN SANTA FE
            CORPORATION                                            138,065
     3,384  CSX CORPORATION                                         73,814
     5,903  NORFOLK SOUTHERN CORPORATION                            86,331
     3,841  UNION PACIFIC CORPORATION                              149,319

                                                                   447,529
                                                              ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.21%
     1,145  COOPER TIRE & RUBBER COMPANY                            11,521
     2,393  GOODYEAR TIRE & RUBBER COMPANY                          43,074
     4,121  NEWELL RUBBERMAID INCORPORATED                          94,010
     4,223  NIKE INCORPORATED CLASS B                              169,184
       833  REEBOK INTERNATIONAL LIMITED+                           15,671
     1,270  SEALED AIR CORPORATION+                                 57,468
       893  TUPPERWARE CORPORATION                                  16,074

                                                                   407,002
                                                              ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.08%
     1,718  BEAR STEARNS COMPANIES
            INCORPORATED                                           108,234
    21,012  CHARLES SCHWAB CORPORATION                             745,926
     3,767  FRANKLIN RESOURCES
            INCORPORATED                                           167,367
     1,873  LEHMAN BROTHERS HOLDING
            INCORPORATED                                           276,736
    12,156  MERRILL LYNCH & COMPANY
            INCORPORATED                                           802,296
    17,353  MORGAN STANLEY DEAN WITTER &
            COMPANY                                              1,586,715

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
     2,261  PAINE WEBBER GROUP
            INCORPORATED                                      $    154,031
     3,416  STILWELL FINANCIAL
            INCORPORATED+                                          148,596
     1,858  T ROWE PRICE ASSOCIATES                                 87,210

                                                                 4,077,111
                                                              ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.69%
     4,521  CORNING INCORPORATED                                 1,342,737
     2,268  OWENS-ILLINOIS INCORPORATED+                            20,979

                                                                 1,363,716
                                                              ------------
TEXTILE MILL PRODUCTS - 0.01%
       486  RUSSELL CORPORATION                                      7,715
       287  SPRINGS INDUSTRIES
            INCORPORATED CLASS A                                     8,090

                                                                    15,805
                                                              ------------
TOBACCO PRODUCTS - 0.55%
    34,804  PHILIP MORRIS COMPANIES
            INCORPORATED                                         1,024,543
     2,554  UST INCORPORATED                                        58,423

                                                                 1,082,966
                                                              ------------
TRANSPORTATION BY AIR - 0.29%
     2,300  AMR CORPORATION+                                        75,181
     1,912  DELTA AIRLINES INCORPORATED                             84,845
     4,456  FEDEX CORPORATION+                                     197,579
     7,666  SOUTHWEST AIRLINES COMPANY                             185,900
     1,014  US AIRWAYS GROUP INCORPORATED+                          30,864

                                                                   574,369
                                                              ------------
TRANSPORTATION EQUIPMENT - 2.17%
     1,645  B F GOODRICH COMPANY                                    64,463
    13,885  BOEING COMPANY                                         874,755
     1,408  BRUNSWICK CORPORATION                                   25,696
     2,359  DANA CORPORATION                                        50,718
     8,701  DELPHI AUTOMOTIVE SYSTEMS
            CORPORATION                                            131,603
    28,939  FORD MOTOR COMPANY                                     732,518
     3,114  GENERAL DYNAMICS CORPORATION                           195,598
     8,263  GENERAL MOTORS CORPORATION                             537,095
     4,692  HARLEY-DAVIDSON INCORPORATED                           224,630
    12,295  HONEYWELL INTERNATIONAL
            INCORPORATED                                           438,009
     1,374  ITT INDUSTRIES INCORPORATED                             44,569
       966  NAVISTAR INTERNATIONAL
            CORPORATION+                                            28,920
     1,075  NORTHROP GRUMMAN CORPORATION                            97,691
     1,155  PACCAR INCORPORATED                                     42,807
     2,923  ROCKWELL INTERNATIONAL
            CORPORATION                                             88,421
     2,242  TEXTRON INCORPORATED                                   103,412
     1,892  TRW INCORPORATED                                        76,863
     7,243  UNITED TECHNOLOGIES
            CORPORATION                                            501,578

                                                                 4,259,346
                                                              ------------

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                        VALUE
TRANSPORTATION SERVICES - 0.03%
     2,006  SABRE HOLDINGS CORPORATION                        $     58,049
                                                              ------------
WATER TRANSPORTATION - 0.12%
     9,237  CARNIVAL CORPORATION                                   227,461
                                                              ------------
WHOLESALE TRADE-DURABLE GOODS - 0.06%
     2,744  GENUINE PARTS COMPANY                                   52,308
     2,023  VISTEON CORPORATION                                     30,598
     1,443  W W GRAINGER INCORPORATED                               37,969

                                                                   120,875
                                                              ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
     4,272  CARDINAL HEALTH INCORPORATED                           376,737
     7,662  SAFEWAY INCORPORATED+                                  357,720
     2,035  SUPERVALU INCORPORATED                                  30,652
     5,151  SYSCO CORPORATION                                      238,556

                                                                 1,003,665
                                                              ------------

                                                               194,458,553
TOTAL COMMON STOCK (COST $137,041,291)
                                                              ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.35%
U.S. TREASURY BILLS - 1.35%
$2,532,000  U.S. TREASURY BILLS                  5.92%{::}   11/02/00        2,519,096
   143,000  U.S. TREASURY BILLS                  5.96{::}    12/21/00          141,086

                                                                             2,660,182
                                                                          ------------

                                                                             2,660,182
TOTAL SHORT-TERM INSTRUMENTS (COST
$2,660,183)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $139,701,474)*                       100.39% $197,118,735
OTHER ASSETS AND LIABILITIES, NET           (0.39)     (776,347)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $196,342,388
                                          -------  ------------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $766,992.
  +  NON-INCOME PRODUCING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $140,077,853 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $72,762,137
GROSS UNREALIZED DEPRECIATION                       (15,721,255)
                                                    ----------
NET UNREALIZED APPRECIATION                         $57,040,882

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                  ALLOCATION FUNDS
--------------------------------------------------------------------------------

   MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
     N/A    WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                                 $ 10,173,035
     N/A    WELLS FARGO INCOME EQUITY
            PORTFOLIO                                                   51,799,870
     N/A    WELLS FARGO INDEX PORTFOLIO                                 51,189,401
     N/A    WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                            13,331,868
     N/A    WELLS FARGO INTERNATIONAL
            PORTFOLIO                                                   17,563,064
     N/A    WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                            40,882,390
     N/A    WELLS FARGO MANAGED FIXED
            INCOME PORTFOLIO                                           119,108,793
     N/A    WELLS FARGO POSITIVE RETURN
            BOND PORTFOLIO                                              79,287,113
     N/A    WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                                    5,159,597
     N/A    WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                                    5,183,770
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                             5,153,074
     N/A    WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                              5,192,651
     N/A    WELLS FARGO STABLE INCOME
            PORTFOLIO                                                   78,649,189
     N/A    WELLS FARGO STRATEGIC VALUE
            BOND PORTFOLIO                                              39,710,422

                                                                       522,384,237
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(99.65%) (COST $410,503,267)
                                                                      ------------

PRINCIPAL                                   INTEREST RATE   MATURITY DATE
U.S. TREASURY BILLS (0.74%)
$3,995,000  U.S. TREASURY BILLS                   6.25%{::}     3/1/01        3,894,606
                                                                            -----------

                                                                              3,894,606
TOTAL U.S. TREASURY BILLS (COST
$3,897,123)
                                                                            -----------

                                                                            526,278,843
TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES (100.39%) (COST $414,400,390)
                                                                            -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES
(COST $414,400,390)*                       100.39% $526,278,843
OTHER ASSETS AND LIABILITIES, NET           (0.39)  (2,064,653)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $524,214,190
                                          -------  -----------

{::} YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
     N/A    WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                                 $  2,593,324
     N/A    WELLS FARGO INCOME EQUITY
            PORTFOLIO                                                   13,198,507
     N/A    WELLS FARGO INDEX PORTFOLIO                                 13,022,018
     N/A    WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                             3,395,279
     N/A    WELLS FARGO INTERNATIONAL
            PORTFOLIO                                                    4,461,586
     N/A    WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                            10,384,597
     N/A    WELLS FARGO MANAGED FIXED
            INCOME PORTFOLIO                                            74,114,583
     N/A    WELLS FARGO POSITIVE RETURN
            BOND PORTFOLIO                                              49,314,143
     N/A    WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                                    1,313,435
     N/A    WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                                    1,311,520
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                             1,310,666
     N/A    WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                              1,313,866
     N/A    WELLS FARGO STABLE INCOME
            PORTFOLIO                                                   66,959,013
     N/A    WELLS FARGO STRATEGIC VALUE
            BOND PORTFOLIO                                              24,728,686

                                                                       267,421,223
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(99.64%) (COST $239,732,313)
                                                                      ------------

PRINCIPAL                                  INTEREST RATE   MATURITY DATE
U.S. TREASURY BILLS (0.35%)
$980,000   U.S. TREASURY BILLS                   6.25%{::}      3/1/01          955,373
                                                                           ------------

                                                                                955,373
TOTAL U.S. TREASURY BILLS (COST $955,991)
                                                                           ------------

                                                                            268,376,596
TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES (99.99%) (COST $240,688,304)
                                                                           ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS AND
SECURITIES
(COST $240,688,304)*                        99.99% $268,376,596
OTHER ASSETS AND LIABILITIES, NET            0.01         9,887
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $268,386,483
                                          -------  ------------

{::} YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2000        ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                   AGGRESSIVE
                                    BALANCED-             ASSET            GROWTH           INDEX        MODERATE       STRATEGIC
                                       EQUITY        ALLOCATION          BALANCED      ALLOCATION        BALANCED          INCOME
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....    $90,139,725    $1,889,505,778    $1,108,280,164    $197,118,735    $526,278,843    $268,376,596
  CASH........................              0             5,053                 0           5,183               0               0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............              0         9,920,082             1,649         158,822             422           1,094
  RECEIVABLE FOR INVESTMENTS
    SOLD......................              0            13,956                 0           2,368               0               0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................        129,166         3,522,055         1,863,118         113,289       7,280,940         643,610
  PREPAID EXPENSES AND OTHER
    ASSETS....................          1,252            27,357               201             273               0               0
  VARIATION MARGIN ON FUTURES
    CONTRACTS.................        185,219                 0         2,609,162               0         956,000         234,506
                                  -----------    --------------    --------------    ------------    ------------    ------------
TOTAL ASSETS..................     90,455,362     1,902,994,281     1,112,754,294     197,398,670     534,516,205     269,255,806
                                  -----------    --------------    --------------    ------------    ------------    ------------
LIABILITIES
  PAYABLE FOR FUND SHARES
    REDEEMED..................         11,642         2,058,769         2,101,919         535,522      10,040,594         732,318
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....         17,581         1,360,053           323,519         195,267         146,648          60,852
  PAYABLE TO OTHER RELATED
    PARTIES...................         28,550         1,325,152            83,323         123,278          27,910          12,931
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............         63,261           622,610           144,402         168,765          86,863          63,222
  VARIATION MARGIN ON FUTURES
    CONTRACTS.................              0            11,150                 0          33,450               0               0
                                  -----------    --------------    --------------    ------------    ------------    ------------
TOTAL LIABILITIES.............        121,034         5,377,734         2,653,163       1,056,282      10,302,015         869,323
                                  -----------    --------------    --------------    ------------    ------------    ------------
TOTAL NET ASSETS..............    $90,334,328    $1,897,616,547    $1,110,101,131    $196,342,388    $524,214,190    $268,386,483
                                  -----------    --------------    --------------    ------------    ------------    ------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............    $79,249,547    $1,496,620,408    $  778,913,499    $120,883,952    $372,342,985    $226,252,758
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............        861,489           610,836        19,196,283               0      17,043,540      10,378,984
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............      2,433,294       123,817,785        57,636,693      18,169,950      21,115,180       3,617,588
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............      7,436,115       276,610,443       249,350,736      57,417,261     111,878,453      27,688,292
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................        353,883           (42,925)        5,003,920        (128,775)      1,834,032         448,861
                                  -----------    --------------    --------------    ------------    ------------    ------------
TOTAL NET ASSETS..............    $90,334,328    $1,897,616,547    $1,110,101,131    $196,342,388    $524,214,190    $268,386,483
                                  -----------    --------------    --------------    ------------    ------------    ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........            N/A    $1,266,357,592    $   17,975,750    $ 89,608,350             N/A             N/A
SHARES OUTSTANDING -
  CLASS A.....................            N/A        51,975,430           514,129       4,166,934             N/A             N/A
NET ASSET VALUE PER SHARE -
  CLASS A.....................            N/A    $        24.36    $        34.96    $      21.50             N/A             N/A
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A(1)..........            N/A    $        25.85    $        37.09    $      22.81             N/A             N/A
NET ASSETS - CLASS B..........            N/A    $  577,525,888    $   20,198,466    $ 29,726,417             N/A             N/A
SHARES OUTSTANDING -
  CLASS B.....................            N/A        39,087,713           621,445       1,130,310             N/A             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................            N/A    $        14.78    $        32.50    $      26.30             N/A             N/A
NET ASSETS - CLASS C..........            N/A    $   32,911,186    $    6,564,477    $ 77,007,621             N/A             N/A
SHARES OUTSTANDING -
  CLASS C.....................            N/A         2,221,156           201,998       2,926,394             N/A             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................            N/A    $        14.82    $        32.50    $      26.31             N/A             N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................    $90,334,328    $   20,821,881(2) $1,065,362,438             N/A    $524,214,190    $268,386,483
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........      6,110,183           854,269(2)     32,374,691             N/A      21,108,728      13,127,401
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........    $     14.78    $        24.37(2) $        32.91             N/A    $      24.83    $      20.44
                                  -----------    --------------    --------------    ------------    ------------    ------------
INVESTMENTS AT COST
  (NOTE 10)...................    $82,703,610    $1,612,895,335    $  858,929,428    $139,701,474    $414,400,390    $240,688,304
                                  -----------    --------------    --------------    ------------    ------------    ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30,
2000
--------------------------------------------------------------------------------

                                AGGRESSIVE          ASSET         GROWTH         INDEX      MODERATE     STRATEGIC
                           BALANCED-EQUITY     ALLOCATION       BALANCED    ALLOCATION      BALANCED        INCOME
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS..............  $       680,289(2) $  13,562,716 $   7,388,396(3) $  2,281,395 $  2,349,931(4) $    575,580(5)
  INTEREST...............        1,135,818     47,883,266     24,596,256       345,130    21,168,384    13,580,706
  SECURITIES LENDING
    INCOME...............           19,831              0        289,559             0       147,803        73,139
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......         (453,723)             0     (5,666,070)            0    (2,716,488)   (1,233,212)
                           ---------------  -------------  -------------  ------------  ------------  ------------
TOTAL INVESTMENT
  INCOME.................        1,382,215     61,445,982     26,608,141     2,626,525    20,949,630    12,996,213
                           ---------------  -------------  -------------  ------------  ------------  ------------
EXPENSES
  ADVISORY FEES..........          191,563     14,566,546      2,555,840     1,621,119     1,327,437       648,112
  ADMINISTRATION FEES....          108,048      2,895,051      1,435,207       307,794       741,144       361,092
  SHAREHOLDER SERVICING
    FEES.................                0      2,288,702         84,320       512,989             0             0
  PORTFOLIO ACCOUNTING
    FEES.................           51,443        190,607         97,337        95,476        39,286        31,324
  TRANSFER AGENT
    CLASS A..............              N/A      1,469,741         18,483        42,759           N/A           N/A
    CLASS B..............              N/A        834,216         26,303        40,248           N/A           N/A
    CLASS C..............              N/A         23,908          5,161        82,162           N/A           N/A
    INSTITUTIONAL
      CLASS .............           17,921          8,395(1)       293,709          N/A      176,347        85,642
  DISTRIBUTION FEES
    CLASS A..............              N/A              0            678             0           N/A           N/A
    CLASS B..............              N/A      4,111,467        122,832       196,398           N/A           N/A
    CLASS C..............              N/A        195,860         33,229       614,801           N/A           N/A
    INSTITUTIONAL
      CLASS .............                0              0(1)             0          N/A            0             0
  LEGAL AND AUDIT FEES...           10,173        122,909         27,366        16,130        18,517        12,234
  REGISTRATION FEES......           54,241         92,452         97,648        12,372        34,834        37,671
  DIRECTORS' FEES........            4,710          4,789          5,447         4,193         5,184         4,980
  SHAREHOLDER REPORTS....            1,865        235,287         82,581        26,941        45,080        20,152
  OTHER..................            5,815        267,877         20,632        22,666        10,201         9,478
                           ---------------  -------------  -------------  ------------  ------------  ------------
TOTAL EXPENSES...........          445,779     27,307,807      4,906,773     3,596,048     2,398,030     1,210,685
                           ---------------  -------------  -------------  ------------  ------------  ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............         (135,585)    (3,915,450)      (841,813)     (127,725)     (455,186)     (375,174)
  NET EXPENSES...........          310,194     23,392,357      4,064,960     3,468,323     1,942,844       835,511
                           ---------------  -------------  -------------  ------------  ------------  ------------
NET INVESTMENT INCOME
  (LOSS).................        1,072,021     38,053,625     22,543,181      (841,798)   19,006,786    12,160,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............                0    127,720,841              0    18,839,912             0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........                0        (56,847)             0       427,446             0             0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........        1,731,735              0     39,640,790             0    18,186,955     2,843,837
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........            1,208              0           (667)            0         5,220         1,262
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........          636,888              0     19,038,731             0     3,583,408       883,117
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......        2,369,831    127,663,994     58,678,854    19,267,358    21,775,583     3,728,216
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............             (489)    45,341,608         (6,862)    4,692,562        (2,518)         (618)
  FINANCIAL FUTURES
    TRANSACTIONS.........          353,883        248,825      5,003,920       248,375     1,834,032       448,861
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........        6,658,325              0     52,155,356             0    17,539,606     7,342,064
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........            1,893              0        (22,482)            0       (14,157)       (3,392)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           16,567              0       (455,839)            0      (268,690)      (64,131)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............        7,030,179     45,590,433     56,674,093     4,940,937    19,088,273     7,722,784
                           ---------------  -------------  -------------  ------------  ------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........        9,400,010    173,254,427    115,352,947    24,208,295    40,863,856    11,451,000
                           ---------------  -------------  -------------  ------------  ------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $    10,472,031  $ 211,308,052  $ 137,896,128  $ 23,366,497  $ 59,870,642  $ 23,611,702
                           ---------------  -------------  -------------  ------------  ------------  ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $17,782
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $176,414
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $51,639
(5)  NET OF FOREIGN WITHHOLDING TAXES OF $13,129
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

ALLOCATION FUNDS                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         AGGRESSIVE BALANCED-EQUITY
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $       65,010,927   $       31,974,892   $  8,871,869
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           1,072,021              264,248        222,490
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........           2,369,831              128,115         41,190
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........           7,030,179           (1,989,429)     2,385,849
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          10,472,031           (1,597,066)     2,649,529
                           ------------------   ------------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 N/A                  N/A            N/A
    CLASS B..............                 N/A                  N/A            N/A
    CLASS C..............                 N/A                  N/A            N/A
  INSTITUTIONAL CLASS....            (603,650)                   0       (109,099)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 N/A                  N/A            N/A
    CLASS B..............                 N/A                  N/A            N/A
    CLASS C..............                 N/A                  N/A            N/A
  INSTITUTIONAL CLASS....             (96,465)                   0              0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                 N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS A............                 N/A                  N/A            N/A
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                 N/A                  N/A            N/A
                           ------------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                 N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS B............                 N/A                  N/A            N/A
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                 N/A                  N/A            N/A
                           ------------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                  N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                  N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                  N/A            N/A
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                  N/A            N/A
                           ------------------   ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          29,670,699           39,933,710     23,725,687
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....             695,629                    0              0
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (14,814,843)          (5,300,609)    (3,163,094)
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          15,551,485           34,633,101     20,562,593
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          25,323,401           33,036,035     23,103,023
                           ------------------   ------------------   ------------
NET ASSETS:
----------------------------------------------------------------------------------
  ENDING NET ASSETS......  $       90,334,328   $       65,010,927   $ 31,974,892
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                 N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS A..............                 N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                 N/A                  N/A            N/A
  SHARES SOLD -
    CLASS B..............                 N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS B..............                 N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                 N/A                  N/A            N/A
  SHARES SOLD -
    CLASS C..............                 N/A                  N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                  N/A            N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                  N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                  N/A            N/A
  SHARES SOLD -
  INSTITUTIONAL CLASS....           2,060,910            2,967,189      2,138,936
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....              50,518                    0              0
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (1,045,649)            (395,534)      (469,525)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           1,065,779            2,571,655      1,669,411
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          861,489   $          394,648   $    140,266
                           ------------------   ------------------   ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                             ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                 ASSET ALLOCATION                          GROWTH BALANCED
                           ------------------------------------------------------------  -------------------
                                       FOR THE        FOR THE SEVEN      FOR THE ELEVEN              FOR THE
                                    YEAR ENDED         MONTHS ENDED        MONTHS ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   FEBRUARY 28, 1999   SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $    1,822,437,436   $    1,776,033,055   $   1,572,908,260   $      926,460,925
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          38,053,625           20,891,634          22,598,456           22,543,181
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........         127,663,994          236,424,412         142,835,083           58,678,854
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          45,590,433         (221,968,646)         44,504,574           56,674,093
                           ------------------   ------------------   -----------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         211,308,052           35,347,400         209,938,113          137,896,128
                           ------------------   ------------------   -----------------   ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............         (29,436,744)         (18,297,226)        (17,033,688)            (223,286)
    CLASS B..............          (7,212,756)          (5,507,711)         (2,432,608)            (177,283)
    CLASS C..............            (359,060)            (203,506)            (15,634)(3)            (40,870)
  INSTITUTIONAL CLASS....            (425,928)(1)                N/A               N/A          (18,027,917)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............        (185,933,653)                   0        (114,145,484)            (687,914)
    CLASS B..............         (70,594,650)                   0         (31,172,331)            (779,376)
    CLASS C..............          (2,978,297)                   0            (540,952)(3)           (153,648)
  INSTITUTIONAL CLASS....                   0(1)                N/A                N/A          (53,079,905)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          97,584,952(2)         62,139,392        101,471,242           12,314,598
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         212,815,654           17,993,300         135,550,735              902,086
  COST OF SHARES REDEEMED
    - CLASS A............        (291,193,813)        (144,669,816)       (216,463,258)          (2,496,463)
                           ------------------   ------------------   -----------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          19,206,793          (64,537,124)         20,558,719           10,720,221
                           ------------------   ------------------   -----------------   ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         136,401,248(2)        118,452,976        141,646,232            8,540,856
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          75,957,306            5,319,893          33,599,069              914,185
  COST OF SHARES REDEEMED
    - CLASS B............        (103,958,464)         (34,633,257)        (47,391,618)          (2,191,398)
                           ------------------   ------------------   -----------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         108,400,090           89,139,612         127,853,683            7,263,643
                           ------------------   ------------------   -----------------   ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          19,409,831           12,297,723          10,142,395(3)          4,806,716
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............           2,643,688              160,631             527,615(3)            179,327
  COST OF SHARES REDEEMED
    - CLASS C............          (8,425,764)          (1,995,418)           (555,033)(3)           (804,593)
                           ------------------   ------------------   -----------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................          13,627,755           10,462,936          10,114,977(3)          4,181,450
                           ------------------   ------------------   -----------------   ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          34,385,591(1)(2)                N/A               N/A        311,316,328
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....             388,482(1)                N/A                N/A           70,670,346
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (15,196,564)(1)                N/A               N/A         (285,237,711)
                           ------------------   ------------------   -----------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          19,577,509(1)                N/A                N/A           96,748,963
                           ------------------   ------------------   -----------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          75,179,111           46,404,381         203,124,795          183,640,206
                           ------------------   ------------------   -----------------   ------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $    1,897,616,547   $    1,822,437,436   $   1,776,033,055   $    1,110,101,131
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           4,063,691(2)          2,323,139          3,967,005              359,936
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           9,236,779              681,217           5,460,934               27,825
  SHARES REDEEMED -
    CLASS A..............         (12,056,323)          (5,416,609)         (8,542,275)             (74,090)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           1,244,147           (2,412,253)            885,664              313,671
  SHARES SOLD -
    CLASS B..............           9,321,779(2)          7,313,188          9,161,518              269,437
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           5,444,614              335,069           2,236,282               30,151
  SHARES REDEEMED -
    CLASS B..............          (7,103,309)          (2,142,327)         (3,093,434)             (69,353)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           7,663,084            5,505,930           8,304,366              230,235
  SHARES SOLD -
    CLASS C..............           1,319,140              755,529             648,391(3)            150,897
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             188,601               10,113              35,062(3)              5,916
  SHARES REDEEMED -
    CLASS C..............            (575,650)            (122,839)            (37,191)(3)            (25,069)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             932,091              642,803             646,262(3)            131,744
  SHARES SOLD -
  INSTITUTIONAL CLASS....           1,471,746(1)(2)                N/A               N/A          9,702,801
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....              15,936(1)                N/A                N/A            2,320,103
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....            (633,413)(1)                N/A               N/A           (9,003,837)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....             854,269(1)                N/A                N/A            3,019,067
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          610,836   $             (283)  $       3,116,526   $       19,196,283
                           ------------------   ------------------   -----------------   ------------------

                                    GROWTH BALANCED
                           ----------------------------------
                                  FOR THE FOUR        FOR THE
                                  MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 1999   MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
  BEGINNING NET ASSETS...  $      864,384,253   $ 665,757,955
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           6,241,162      15,980,720
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........          14,011,237      54,834,540
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (24,358,833)     41,147,070
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          (4,106,434)    111,962,330
                           ------------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0         (19,084)
    CLASS B..............                   0         (30,335)
    CLASS C..............                   0            (474)

  INSTITUTIONAL CLASS....                   0     (14,247,665)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0         (33,896)
    CLASS B..............                   0         (56,634)
    CLASS C..............                   0            (842)

  INSTITUTIONAL CLASS....                   0     (25,305,527)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......           3,197,005       3,621,964
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0          54,918
  COST OF SHARES REDEEMED
    - CLASS A............            (198,526)       (168,266)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................           2,998,479       3,508,616
                           ------------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......           3,441,440       8,854,582
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0          84,019
  COST OF SHARES REDEEMED
    - CLASS B............            (325,044)       (130,627)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................           3,116,396       8,807,974
                           ------------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......             998,626       1,256,425
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                   0           1,012
  COST OF SHARES REDEEMED
    - CLASS C............             (56,287)        (24,491)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             942,339       1,232,946
                           ------------------   -------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         116,820,438     204,369,753
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0      39,403,839
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (57,694,546)   (130,964,703)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          59,125,892     112,808,889
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          62,076,672     198,626,298
                           ------------------   -------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......  $      926,460,925   $ 864,384,253
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............              94,565         115,386
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0           1,793
  SHARES REDEEMED -
    CLASS A..............              (5,973)         (5,313)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................              88,592         111,866
  SHARES SOLD -
    CLASS B..............             109,712         293,564
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0           2,916
  SHARES REDEEMED -
    CLASS B..............             (10,390)         (4,592)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................              99,322         291,888
  SHARES SOLD -
    CLASS C..............              31,911          40,904
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                   0              35
  SHARES REDEEMED -
    CLASS C..............              (1,804)           (792)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................              30,107          40,147
  SHARES SOLD -
  INSTITUTIONAL CLASS....           3,673,918       6,897,939
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0       1,364,871
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (1,819,297)     (4,488,548)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           1,854,621       3,774,262
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       15,183,881   $   9,068,551
                           ------------------   -------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 INDEX ALLOCATION
                           ------------------------------------------------------------
                                       FOR THE        FOR THE SEVEN      FOR THE ELEVEN
                                    YEAR ENDED         MONTHS ENDED        MONTHS ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   FEBRUARY 28, 1999
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $      191,636,247   $      172,586,515   $     152,219,490
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            (841,798)            (239,628)           (183,402)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........          19,267,358            2,237,462           8,684,372
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........           4,940,937            3,468,146           9,193,064
                           ------------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          23,366,497            5,465,980          17,694,034
                           ------------------   ------------------   -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0             (100,729)           (148,741)
    CLASS B..............                   0                    0                   0
    CLASS C..............                   0                    0                   0
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............          (3,371,740)                   0          (3,122,516)
    CLASS B..............            (759,766)                   0            (343,110)
    CLASS C..............          (2,774,955)                   0          (2,072,172)
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......           7,534,994            6,212,605          10,094,262
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           2,698,776               76,972           2,652,183
  COST OF SHARES REDEEMED
    - CLASS A............         (23,816,215)          (7,604,914)        (20,080,414)
                           ------------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (13,582,445)          (1,315,337)         (7,333,969)
                           ------------------   ------------------   -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          12,466,970            7,441,227           9,165,489
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             713,641                    0             325,031
  COST OF SHARES REDEEMED
    - CLASS B............          (4,473,631)            (751,607)         (1,079,572)
                           ------------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................           8,706,980            6,689,620           8,410,948
                           ------------------   ------------------   -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          12,679,074           14,408,434          19,392,127
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............           2,155,189                  360           1,486,208
  COST OF SHARES REDEEMED
    - CLASS C............         (21,712,693)          (6,098,596)        (13,595,784)
                           ------------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................          (6,878,430)           8,310,198           7,282,551
                           ------------------   ------------------   -----------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
                           ------------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
                           ------------------   ------------------   -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........           4,706,141           19,049,732          20,367,025
                           ------------------   ------------------   -----------------
NET ASSETS:
---------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $      196,342,388   $      191,636,247   $     172,586,515
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............             351,013              305,236             571,737
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             126,525                3,809             147,971
  SHARES REDEEMED -
    CLASS A..............          (1,110,947)            (374,373)         (1,138,366)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            (633,409)             (65,328)           (418,658)
  SHARES SOLD -
    CLASS B..............             473,459              295,420             415,134
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              27,207                    0              14,619
  SHARES REDEEMED -
    CLASS B..............            (169,876)             (29,564)            (48,393)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             330,790              265,856             381,360
  SHARES SOLD -
    CLASS C..............             481,053              571,543             860,963
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              82,102                   10              66,796
  SHARES REDEEMED -
    CLASS C..............            (824,925)            (242,752)           (641,920)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            (261,770)             328,801             285,839
  SHARES SOLD -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                 N/A                  N/A                 N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                0   $                0   $        (388,558)
                           ------------------   ------------------   -----------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                             ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                              MODERATE BALANCED                      STRATEGIC INCOME
                           -------------------------------------------------------  -------------------
                                       FOR THE         FOR THE FOUR        FOR THE              FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $      546,569,912   $      527,692,640   $ 464,383,735  $      267,158,458
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          19,006,786            6,190,508      16,000,791          12,160,702
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........          21,775,583            6,134,641      29,446,117           3,728,216
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          19,088,273          (12,029,757)     11,154,848           7,722,784
                           ------------------   ------------------   -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          59,870,642              295,392      56,601,756          23,611,702
                           ------------------   ------------------   -------------  ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 N/A                  N/A             N/A                 N/A
    CLASS B..............                 N/A                  N/A             N/A                 N/A
    CLASS C..............                 N/A                  N/A             N/A                 N/A
  INSTITUTIONAL CLASS....         (17,805,383)                   0     (15,305,998)        (11,396,460)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 N/A                  N/A             N/A                 N/A
    CLASS B..............                 N/A                  N/A             N/A                 N/A
    CLASS C..............                 N/A                  N/A             N/A                 N/A
  INSTITUTIONAL CLASS....         (26,775,314)                   0     (15,882,796)         (7,058,468)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                 N/A                  N/A             N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                  N/A             N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS A............                 N/A                  N/A             N/A                 N/A
                           ------------------   ------------------   -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                 N/A                  N/A             N/A                 N/A
                           ------------------   ------------------   -------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                 N/A                  N/A             N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                  N/A             N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS B............                 N/A                  N/A             N/A                 N/A
                           ------------------   ------------------   -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                 N/A                  N/A             N/A                 N/A
                           ------------------   ------------------   -------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                  N/A             N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                  N/A             N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                  N/A             N/A                 N/A
                           ------------------   ------------------   -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                  N/A             N/A                 N/A
                           ------------------   ------------------   -------------  ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          85,609,988           55,133,210     123,800,331          52,308,750
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....          44,029,883                    0      31,072,462          18,189,233
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....        (167,285,538)         (36,551,330)   (116,976,850)        (74,426,732)
                           ------------------   ------------------   -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         (37,645,667)          18,581,880      37,895,943          (3,928,749)
                           ------------------   ------------------   -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         (22,355,722)          18,877,272      63,308,905           1,228,025
                           ------------------   ------------------   -------------  ------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $      524,214,190   $      546,569,912   $ 527,692,640  $      268,386,483
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                 N/A                  N/A             N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                  N/A             N/A                 N/A
  SHARES REDEEMED -
    CLASS A..............                 N/A                  N/A             N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                 N/A                  N/A             N/A                 N/A
  SHARES SOLD -
    CLASS B..............                 N/A                  N/A             N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                  N/A             N/A                 N/A
  SHARES REDEEMED -
    CLASS B..............                 N/A                  N/A             N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                 N/A                  N/A             N/A                 N/A
  SHARES SOLD -
    CLASS C..............                 N/A                  N/A             N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                  N/A             N/A                 N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                  N/A             N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                  N/A             N/A                 N/A
  SHARES SOLD -
  INSTITUTIONAL CLASS....           3,533,444            2,245,495       5,272,604           2,622,299
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....           1,910,190                    0       1,348,046             954,314
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (6,939,208)          (1,496,860)     (4,973,212)         (3,763,974)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....          (1,495,574)             748,635       1,647,438            (187,361)
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       17,043,540   $       15,864,787   $   9,719,677  $       10,378,984
                           ------------------   ------------------   -------------  ------------------

                                    STRATEGIC INCOME
                           ----------------------------------
                                  FOR THE FOUR        FOR THE
                                  MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 1999   MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
  BEGINNING NET ASSETS...  $      263,327,727   $235,253,837
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           3,885,680     10,666,460
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........           1,234,908      8,268,621
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          (3,988,645)     1,488,787
                           ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........           1,131,943     20,423,868
                           ------------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 N/A            N/A
    CLASS B..............                 N/A            N/A
    CLASS C..............                 N/A            N/A

  INSTITUTIONAL CLASS....                   0    (10,430,421)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 N/A            N/A
    CLASS B..............                 N/A            N/A
    CLASS C..............                 N/A            N/A

  INSTITUTIONAL CLASS....                   0     (4,560,949)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS A............                 N/A            N/A
                           ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                 N/A            N/A
                           ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS B............                 N/A            N/A
                           ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                 N/A            N/A
                           ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A            N/A
                           ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A            N/A
                           ------------------   ------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          23,629,941     70,070,502
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0     14,719,218
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (20,931,153)   (62,148,328)
                           ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....           2,698,788     22,641,392
                           ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........           3,830,731     28,073,890
                           ------------------   ------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......  $      267,158,458   $263,327,727
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A            N/A
  SHARES REDEEMED -
    CLASS A..............                 N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                 N/A            N/A
  SHARES SOLD -
    CLASS B..............                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A            N/A
  SHARES REDEEMED -
    CLASS B..............                 N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                 N/A            N/A
  SHARES SOLD -
    CLASS C..............                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A            N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A            N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A            N/A
  SHARES SOLD -
  INSTITUTIONAL CLASS....           1,172,995      3,522,514
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0        753,286
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (1,040,085)    (3,120,624)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....             132,910      1,155,176
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        9,627,601   $  5,754,159
                           ------------------   ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $25,397,650 FOR CLASS A SHARES, AND "SHARES SOLD" INCLUDES 1,095,671 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $10,421,883 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 741,243 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $28,338,510 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 1,222,541 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH BALANCED FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   12.89        0.18            1.85       (0.12)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   12.93        0.02           (0.06)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   11.04        0.15            1.83       (0.09)
DECEMBER 2, 1997(5) TO
  MAY 31, 1998...........  $   10.00        0.06            0.99       (0.01)

ASSET ALLOCATION FUND
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   25.84        0.55            2.21       (0.55)
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   25.65        0.36            0.19       (0.36)
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............  $   24.99        0.38            2.92       (0.33)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   20.30        0.69            6.37       (0.69)
OCTOBER 1, 1997 TO
  MARCH 31, 1997.........  $   21.24        0.41            0.65       (0.41)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....  $   20.74        0.57            0.50       (0.57)
JANUARY 1, 1995(5) TO
  DECEMBER 31, 1995......  $   16.73        0.74            4.07       (0.74)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   15.63        0.22            1.35       (0.19)
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   15.55        0.18            0.08       (0.18)
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............  $   15.16        0.13            1.77       (0.11)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   12.29        0.29            3.89       (0.29)
OCTOBER 1, 1997 TO
  MARCH 31, 1997.........  $   12.84        0.19            0.41       (0.19)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....  $   12.50        0.28            0.34       (0.28)
JANUARY 1, 1995(5) TO
  DECEMBER 31, 1995......  $   10.00        0.22            2.53       (0.22)
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   15.68        0.21            1.36       (0.19)
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   15.59        0.18            0.09       (0.18)
APRIL 1, 1998(5) TO
  FEBRUARY 28, 1999......  $   15.16        0.08            1.82       (0.07)
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(5) TO
  SEPTEMBER 30, 2000.....  $   23.18        0.50            1.15       (0.46)

GROWTH BALANCED FUND
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   32.69        0.62            4.05       (0.59)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   32.78        0.16           (0.25)       0.00
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........  $   28.09        0.63            5.67       (0.58)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   30.59        0.42            3.71       (0.41)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   30.76        0.10           (0.27)       0.00
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........  $   26.96        0.56            4.82       (0.55)
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   30.65        0.48            3.66       (0.48)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   30.79        0.07           (0.21)       0.00
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........  $   26.96        0.65            4.79       (0.58)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   30.86        0.69            3.79       (0.62)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   30.93        0.19           (0.26)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   28.06        0.60            3.88       (0.58)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   24.77        0.58            4.52       (0.60)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   22.83        0.62            2.86       (0.63)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   21.25        0.31            1.95       (0.51)

FINANCIAL HIGHLIGHTS                                            ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                    DISTRIBUTIONS     ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                         FROM NET  NET ASSET  -------------------------------------------------
                                         REALIZED  VALUE PER  NET INVESTMENT              NET             GROSS         TOTAL
                                            GAINS      SHARE   INCOME (LOSS)         EXPENSES       EXPENSES(1)     RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE BALANCED-EQUITY FUND
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (0.02) $   14.78          1.40%             1.00%(3)          1.17%(3)     15.82%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   12.89          1.36%             1.00%(3)          1.24%(3)     (0.31)%
JUNE 1, 1998 TO MAY 31,
  1999...................                    0.00  $   12.93          1.34%             1.00%(3)          1.36%(3)     17.98%
DECEMBER 2, 1997(5) TO
  MAY 31, 1998...........                    0.00  $   11.04          1.58%             1.00%(3)          2.29%(3)     10.55%

ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (3.69) $   24.36          2.20%             0.99%             1.18%        11.96%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   25.84          2.08%             0.95%             0.96%         2.10%
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............                   (2.31) $   25.65          1.65%             0.92%              N/A         13.69%
APRIL 1, 1997 TO
  MARCH 31, 1998.........                   (1.68) $   24.99          2.99%(6)          0.95%(6)           N/A         36.08%
OCTOBER 1, 1997 TO
  MARCH 31, 1997.........                   (1.59) $   20.30          3.91%(6)          0.92%(6)           N/A          4.94%
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....                    0.00  $   21.24          3.53%(6)          0.90%(6)           N/A          5.14%
JANUARY 1, 1995(5) TO
  DECEMBER 31, 1995......                   (0.06) $   20.74          3.81%             0.84%              N/A         29.18%
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (2.23) $   14.78          1.45%             1.74%             1.97%        11.21%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   15.63          1.42%             1.63%             1.68%         1.68%
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............                   (1.40) $   15.55          0.91%             1.62%             1.63%        12.98%
APRIL 1, 1997 TO
  MARCH 31, 1998.........                   (1.02) $   15.16          2.15%(6)          1.60%(6)           N/A         35.16%
OCTOBER 1, 1997 TO
  MARCH 31, 1997.........                   (0.96) $   12.29          3.30%(6)          1.53%(6)          1.58%(6)      4.62%
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....                    0.00  $   12.84          3.37%(6)          1.14%(6)          1.56%(6)      4.96%
JANUARY 1, 1995(5) TO
  DECEMBER 31, 1995......                   (0.03) $   12.50          2.71%             1.53%             1.76%        27.72%
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (2.24) $   14.82          1.42%             1.74%             1.91%        11.17%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   15.68          1.46%             1.64%             1.70%         1.69%
APRIL 1, 1998(5) TO
  FEBRUARY 28, 1999......                   (1.40) $   15.59          0.69%             1.64%             1.85%        12.97%
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(5) TO
  SEPTEMBER 30, 2000.....                    0.00  $   24.37          2.21%             0.99%             1.03%         7.14%

GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (1.81) $   34.96          2.05%             1.15%(3)          1.37%(3)     14.86%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   32.69          1.83%             1.15%(3)          1.67%(3)     (0.27)%
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........                   (1.03) $   32.78          1.92%             1.15%(3)          1.88%(3)     22.83%
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (1.81) $   32.50          1.28%             1.90%(3)          2.15%(3)     14.04%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   30.59          1.08%             1.90%(3)          2.31%(3)     (0.55)%
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........                   (1.03) $   30.76          1.34%             1.75%(3)          2.43%(3)     20.36%
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (1.81) $   32.50          1.31%             1.90%(3)          2.12%(3)     14.06%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   30.65          1.30%             1.68%(3)          2.46%(3)     (0.45)%
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........                   (1.03) $   30.79          1.45%             1.68%(3)          4.43%(3)     20.59%
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (1.81) $   32.91          2.23%             0.93%(3)          1.01%(3)     15.14%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   30.86          2.05%             0.93%(3)          1.14%(3)     (0.23)%
JUNE 1, 1998 TO MAY 31,
  1999...................                   (1.03) $   30.93          2.16%             0.93%(3)          1.13%(3)     16.38%
JUNE 1, 1997 TO MAY 31,
  1998...................                   (1.21) $   28.06          2.38%             0.93%(3)          1.09%(3)     21.40%
JUNE 1, 1996 TO MAY 31,
  1997...................                   (0.91) $   24.77          2.47%             0.94%(3)          1.16%(3)     15.81%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........                   (0.17) $   22.83          2.66%             0.98%(3)          1.16%(3)     10.87%


                            PORTFOLIO       NET ASSETS AT
                             TURNOVER       END OF PERIOD
                                 RATE     (000'S OMITTED)
-------------------------
AGGRESSIVE BALANCED-EQUIT
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         48%(4) $         90,334
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....         12%(4) $         65,011
JUNE 1, 1998 TO MAY 31,
  1999...................         43%(4) $         31,975
DECEMBER 2, 1997(5) TO
  MAY 31, 1998...........         36%(4) $          8,872
ASSET ALLOCATION FUND
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         37%    $      1,266,358
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....         29%    $      1,310,935
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............         31%    $      1,362,966
APRIL 1, 1997 TO
  MARCH 31, 1998.........         51%(6) $      1,305,848
OCTOBER 1, 1997 TO
  MARCH 31, 1997.........          5%(6) $      1,041,622
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....          1%(7) $      1,057,346
JANUARY 1, 1995(5) TO
  DECEMBER 31, 1995......         15%    $      1,077,935
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         37%    $        577,526
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....         29%    $        491,284
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............         31%    $        402,991
APRIL 1, 1997 TO
  MARCH 31, 1998.........         51%(6) $        267,060
OCTOBER 1, 1997 TO
  MARCH 31, 1997.........          5%(6) $         89,252
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....          1%(7) $         63,443
JANUARY 1, 1995(5) TO
  DECEMBER 31, 1995......         15%    $         26,271
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         37%    $         32,911
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....         29%    $         20,218
APRIL 1, 1998(5) TO
  FEBRUARY 28, 1999......         31%    $         10,076
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(5) TO
  SEPTEMBER 30, 2000.....         37%    $         20,822
GROWTH BALANCED FUND
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         56%(4) $         17,976
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....         11%(4) $          6,552
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........         49%(4) $          3,667
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         56%(4) $         20,198
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....         11%(4) $         11,967
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........         49%(4) $          8,978
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         56%(4) $          6,564
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....         11%(4) $          2,153
OCTOBER 1, 1998(5) TO
  MAY 31, 1999...........         49%(4) $          1,236
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         56%(4) $      1,065,362
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....         11%(4) $        905,789
JUNE 1, 1998 TO MAY 31,
  1999...................         49%(4) $        850,503
JUNE 1, 1997 TO MAY 31,
  1998...................         46%(4) $        665,758
JUNE 1, 1996 TO MAY 31,
  1997...................         24%(4) $        503,382
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........         39%    $        484,641

ALLOCATION FUNDS                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------

INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   19.72        0.01            2.48        0.00
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   19.04        0.02            0.68       (0.02)
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............  $   17.55        0.03            2.14       (0.03)
JANUARY 1, 1998 TO
  MARCH 31, 1998.........  $   15.51        0.01            2.04       (0.01)
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   13.99        0.28            3.23       (0.28)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $   13.76        0.29            2.02       (0.29)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   10.67        0.28            3.42       (0.28)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   24.30       (0.15)           3.02        0.00
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   23.55       (0.05)           0.80        0.00
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............  $   21.81       (0.07)           2.61        0.00
JANUARY 1, 1998 TO
  MARCH 31, 1998.........  $   19.31       (0.01)           2.51        0.00
DECEMBER 15, 1997(5) TO
  DECEMBER 31, 1997......  $   18.99        0.00            0.32        0.00
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   24.32       (0.22)           3.08        0.00
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   23.56       (0.07)           0.83        0.00
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............  $   21.82       (0.10)           2.64        0.00
JANUARY 1, 1998 TO
  MARCH 31, 1998.........  $   19.32       (0.02)           2.52        0.00
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   17.42        0.20            4.00       (0.20)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $   17.10        0.22            2.54       (0.22)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   13.26        0.20            4.24       (0.20)

MODERATE BALANCED FUND
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   24.18        0.94            1.79       (0.83)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   24.14        0.26           (0.22)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   22.98        0.75            1.94       (0.75)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   21.59        0.80            2.72       (0.86)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   20.27        0.77            1.60       (0.76)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   19.84        0.46            0.89       (0.66)

STRATEGIC INCOME FUND
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   20.06        0.95            0.86       (0.88)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   19.98        0.29           (0.21)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   19.56        0.82            0.81       (0.84)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   18.47        0.79            1.75       (0.86)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   18.12        0.97            0.71       (0.95)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   18.21        0.48            0.42       (0.76)

FINANCIAL HIGHLIGHTS                                            ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                    DISTRIBUTIONS     ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                         FROM NET  NET ASSET  -------------------------------------------------
                                         REALIZED  VALUE PER  NET INVESTMENT              NET             GROSS         TOTAL
                                            GAINS      SHARE   INCOME (LOSS)         EXPENSES       EXPENSES(1)     RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------

INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (0.71) $   21.50         (0.01)%            1.30%             1.32%        12.63%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   19.72          0.15%             1.26%             1.26%         3.68%
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............                   (0.65) $   19.04          0.19%             1.29%              N/A         12.60%
JANUARY 1, 1998 TO
  MARCH 31, 1998.........                    0.00  $   17.55          0.30%             1.31%             1.32%        13.23%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......                   (1.71) $   15.51          1.82%             1.26%             1.29%        25.18%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......                   (1.79) $   13.99          2.06%             1.31%             1.44%        17.04%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......                   (0.33) $   13.76          2.07%             1.30%             1.35%        34.71%
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (0.87) $   26.30         (0.78)%            2.05%             2.18%        11.81%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   24.30         (0.61)%            2.03%             2.07%         3.18%
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............                   (0.80) $   23.55         (0.57)%            2.04%             2.26%        11.88%
JANUARY 1, 1998 TO
  MARCH 31, 1998.........                    0.00  $   21.81         (0.43)%            2.06%             4.03%        12.95%
DECEMBER 15, 1997(5) TO
  DECEMBER 31, 1997......                    0.00  $   19.31         (0.17)%            2.05%            15.17%         1.69%
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (0.87) $   26.31         (0.76)%            2.05%             2.13%        11.76%
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   24.32         (0.60)%            2.01%             2.02%         3.23%
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............                   (0.80) $   23.56         (0.56)%            2.05%             2.06%        11.88%
JANUARY 1, 1998 TO
  MARCH 31, 1998.........                    0.00  $   21.82         (0.44)%            2.05%             2.09%        13.00%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......                   (2.10) $   19.32          1.00%             2.02%             2.05%        24.07%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......                   (2.22) $   17.42          1.35%             2.05%             2.20%        16.37%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......                   (0.40) $   17.10          1.30%             2.05%             2.17%        33.72%

MODERATE BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (1.25) $   24.83          3.58%             0.88%(3)          0.96%(3)     11.98%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   24.18          3.37%             0.88%(3)          1.09%(3)      0.17%
JUNE 1, 1998 TO MAY 31,
  1999...................                   (0.78) $   24.14          3.26%             0.88%(3)          1.09%(3)     12.02%
JUNE 1, 1997 TO MAY 31,
  1998...................                   (1.27) $   22.98          3.57%             0.88%(3)          1.05%(3)     17.04%
JUNE 1, 1996 TO MAY 31,
  1997...................                   (0.29) $   21.59          3.70%             0.88%(3)          1.04%(3)     12.04%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........                   (0.26) $   20.27          3.95%             0.90%(3)          1.04%(3)      7.03%

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....                   (0.55) $   20.44          4.69%             0.80%(3)          0.94%(3)      9.52%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....                    0.00  $   20.06          4.32%             0.80%(3)          1.05%(3)      0.40%
JUNE 1, 1998 TO MAY 31,
  1999...................                   (0.37) $   19.98          4.22%             0.80%(3)          1.04%(3)      8.45%
JUNE 1, 1997 TO MAY 31,
  1998...................                   (0.59) $   19.56          4.47%             0.80%(3)          1.03%(3)     14.13%
JUNE 1, 1996 TO MAY 31,
  1997...................                   (0.38) $   18.47          4.38%             0.81%(3)          0.98%(3)      9.58%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........                   (0.23) $   18.12          4.65%             0.82%(3)          0.97%(3)      5.14%


                            PORTFOLIO       NET ASSETS AT
                             TURNOVER       END OF PERIOD
                                 RATE     (000'S OMITTED)
-------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          7%    $         89,608
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....          3%    $         94,676
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............         12%    $         92,655
JANUARY 1, 1998 TO
  MARCH 31, 1998.........          0%    $         92,733
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......         80%    $         80,512
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......         67%    $         60,353
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......         47%    $         52,007
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          7%    $         29,726
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....          3%    $         19,431
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............         12%    $         12,568
JANUARY 1, 1998 TO
  MARCH 31, 1998.........          0%    $          3,322
DECEMBER 15, 1997(5) TO
  DECEMBER 31, 1997......         80%    $            356
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          7%    $         77,008
MARCH 1, 1999 TO
  SEPTEMBER 30, 1999.....          3%    $         77,530
APRIL 1, 1998 TO FEBRUARY
  28, 1999...............         12%    $         67,364
JANUARY 1, 1998 TO
  MARCH 31, 1998.........          0%    $         56,164
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......         80%    $         46,084
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......         67%    $         24,655
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......         47%    $         16,075
MODERATE BALANCED FUND
-------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         58%(4) $        524,214
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....         11%(4) $        546,570
JUNE 1, 1998 TO MAY 31,
  1999...................         53%(4) $        527,693
JUNE 1, 1997 TO MAY 31,
  1998...................         54%(4) $        464,384
JUNE 1, 1996 TO MAY 31,
  1997...................         45%    $        418,680
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........         53%    $        398,005
STRATEGIC INCOME FUND
-------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....         62%(4) $        268,386
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....         11%(4) $        267,158
JUNE 1, 1998 TO MAY 31,
  1999...................         54%(4) $        263,328
JUNE 1, 1997 TO MAY 31,
  1998...................         58%(4) $        235,254
JUNE 1, 1996 TO MAY 31,
  1997...................         72%    $        128,777
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........         56%    $        146,950

ALLOCATION FUNDS                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(4) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(5)  Commencement of operations.

(6) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(7) The portfolio turnover for the Asset Allocation Master Portfolio from its inception on April 28, 1996 to September 30, 1996, was 28%. The information shown reflects the stand-alone period only.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, and Strategic Income Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

    Stagecoach Fund                            Norwest Advantage Fund              Wells Fargo Fund
                                          AGGRESSIVE BALANCED-EQUITY FUND*  AGGRESSIVE BALANCED-EQUITY FUND

    ASSET ALLOCATION
      FUND*/BALANCED FUND                                                   ASSET ALLOCATION FUND

                                          GROWTH BALANCED FUND*             GROWTH BALANCED FUND

    INDEX ALLOCATION FUND*                                                  INDEX ALLOCATION FUND

                                          MODERATE BALANCED FUND*           MODERATE BALANCED FUND

                                          STRATEGIC INCOME FUND*            STRATEGIC INCOME FUND

     *  ACCOUNTING SURVIVOR

   In the Consolidation, the Wells Fargo Asset Allocation Fund acquired all of the net assets of the Stagecoach Asset Allocation Fund and Stagecoach
  Balanced Fund. The Stagecoach Balanced Fund exchanged its 6,248,314 shares (valued at $64,158,043) for 3,059,455 shares of the Wells Fargo Asset Allocation Fund. The net assets of the Stagecoach Balanced Fund included unrealized appreciation of $8,912,730.
   The Asset Allocation, Growth Balanced, and Index Allocation Funds offer
  Class A, Class B, and Class C shares. In addition, the Asset Allocation and Growth Balanced Funds also offer Institutional Class shares. The Aggressive Balanced-Equity, Moderate Balanced, and Strategic Income Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.
   The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Portfolio", collectively, the "Portfolios") of Core Trust, a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
   Securities held in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS
   The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

  contract may not correlate with changes in the value of the underlying securities. On September 30, 2000, the Funds held the following futures contracts:

                                                                                           Net Unrealized
                                                                              Notional     Appreciation/
    Fund                       Contracts       Type       Expiration Date  Contract Value  (Depreciation)
    AGGRESSIVE
      BALANCED-EQUITY            30 SHORT  S&P 500 INDEX   DECEMBER 2000    $ 10,902,750    $   459,000

                                 115 LONG   U.S. T-BONDS   DECEMBER 2000      11,345,469       (105,117)

    ASSET ALLOCATION               2 LONG  S&P 500 INDEX   DECEMBER 2000         726,850        (42,925)

    GROWTH BALANCED             423 SHORT  S&P 500 INDEX   DECEMBER 2000     153,728,775      6,471,900

                               1,606 LONG   U.S. T-BONDS   DECEMBER 2000     158,441,937     (1,467,980)

    INDEX ALLOCATION               6 LONG  S&P 500 INDEX   DECEMBER 2000       2,180,550       (128,775)

    MODERATE BALANCED           155 SHORT  S&P 500 INDEX   DECEMBER 2000      56,330,875      2,371,500

                                 588 LONG   U.S. T-BONDS   DECEMBER 2000      58,009,875       (537,468)

    STRATEGIC INCOME             38 SHORT  S&P 500 INDEX   DECEMBER 2000      13,810,150        581,400

                                 145 LONG   U.S. T-BONDS   DECEMBER 2000      14,305,156       (132,539)

   The Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, and Strategic Income Funds have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $775,000, $100,000, $10,890,000, $143,000, $3,995,000, and $980,000,
  respectively.

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. There were no securities on loan at September 30, 2000.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                         Undistributed   Undistributed
                                         Net Investment  Net Realized     Paid in
                                             Income       Gain/(Loss)     Capital
    AGGRESSIVE BALANCED-EQUITY FUND        $ (1,530)      $ (13,137)    $  14,667

    ASSET ALLOCATION FUND                    (8,018)        594,730      (586,712)

    GROWTH BALANCED FUND                    (61,423)       (120,440)      181,863

    INDEX ALLOCATION FUND                   841,798        (841,798)            0

    MODERATE BALANCED FUND                  (22,650)        (48,965)       71,615

    STRATEGIC INCOME FUND                   (12,859)        (12,663)       25,522

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Asset Allocation and Index Allocation Funds. Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management for which WFB is entitled to be paid a monthly advisory fee at annual rates. For services provided to the Asset Allocation and Index Allocation Funds, WFB is entitled to receive an investment advisory fee of 0.80% of each Fund's average daily net assets.
   The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds are invested in various Core Portfolios. WFB is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Core Portfolios.
   Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation and Index Allocation Funds. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services to the Asset Allocation and Index Allocation Funds, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $900 million and 0.10% of the average daily net assets in excess of $900 million.
   Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into an advisory contract on behalf of the predecessor Asset Allocation and Index Allocation Funds with WFB to provide the Funds with daily portfolio management. Under the prior contract, with respect to the Asset Allocation Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Under the prior contract, with respect to the Index Allocation Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million. Prior to November 8, 1999, Norwest Investment Management, Inc. provided investment advisory services for the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds at the same rates as are currently charged.
   Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and the corresponding sub-advisor) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and the corresponding sub-advisor) does not receive any compensation.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

   Prior to November 8, 1999, the Class A shares of the predecessor Asset Allocation, Index Allocation, and Growth Balanced Funds also paid fees pursuant to a Rule 12b-1 Plan. The Plan for the Class A shares of the Asset Allocation Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Plan for the Class A shares of the Asset Allocation Fund provided only for the reimbursement of actual expenses. The Plan for the Class A shares of the Index Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares. The Plan for the Class A shares of the Growth Balanced Fund authorized payment of a distribution service fee at an annual rate of 0.10% of the Fund's average daily net assets attributable to its Class A shares.
   Prior to November 8, 1999, the Plan for the Class B shares of the Asset Allocation Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to its Class B shares. The Plan for the Growth Balanced Fund also authorized payment of a maintenance fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to its Class B shares.
   The distribution fees paid on behalf of the Funds for the year ended September 30, 2000 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, WFB served as Administrator for the predecessor Asset Allocation and Index Allocation Funds at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.
   Prior to November 8, 1999, the Administrator for the predecessor Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.
   Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement for the predecessor Stagecoach and Norwest Advantage Funds.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of Class A, Class B, and Class C shares for the Growth Balanced and Index Allocation Funds, and 0.10% of the average daily net assets of Class A, Class B, and Class C shares of the Asset Allocation Fund for these services. No fee is charged for Institutional Class shares of the Aggressive Balanced-Equity, Asset Allocation, Growth Balanced, Moderate Balanced, and Strategic Income Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Class C shares of the Asset Allocation Fund. All other Funds and share classes were charged at the same 0.25% annual rate listed above.
   Prior to November 8, 1999, Stagecoach Funds, Inc. had adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the predecessor Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may have entered into administrative servicing agreements with administrative servicing agents who were dealers/holders of record, or that otherwise had a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents were entitled to receive a fee which would not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case would a shareholder be charged both 12b-1 and Administrative Servicing fees.

ALLOCATION FUNDS                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 2000 were as follows:

Fund                             Class A    Class B   Class C   Institutional Class
AGGRESSIVE BALANCED-EQUITY
  FUND                                 N/A       N/A       N/A      $         0

ASSET ALLOCATION FUND           $1,604,545  $654,830  $ 29,327                0

GROWTH BALANCED FUND                36,096    37,735    10,489                0

INDEX ALLOCATION FUND              242,591    65,465   204,933              N/A

MODERATE BALANCED FUND                 N/A       N/A       N/A                0

STRATEGIC INCOME FUND                  N/A       N/A       N/A                0

8. OTHER FEES AND TRANSACTIONS
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. During the period, WFB provided sub-portfolio accounting services to the Index Allocation Fund. For these services WFB was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into contracts on behalf of the Asset Allocation and Index Allocation Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds, portfolio accounting services were provided by Forum.
   BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation and Index Allocation Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds. Prior to November 8, 1999, the Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds had Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serve as the custodian. For its custody services, WFB MN was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The Aggressive Balanced-Equity, Growth Balanced, Moderate Balanced, and Strategic Income Funds were not charged a custody fee at the Gateway level provided that they invested in Core Trust Portfolios. Prior to November 8, 1999, the Asset Allocation and Index Allocation were provided with custody services at the same annual rate listed above.
   Stephens has retained $8,086,241 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $120,469 from the proceeds of Class C shares redeemed by the Trust for the year ended September 30, 2000. A third party financing agent has retained approximately $6,282,198 from the proceeds of Class B shares redeemed by the Trust for the year ended September 30, 2000. Wells Fargo Securities Inc., a subsidiary of WFB, received $3,196,955 as sales charges from the proceeds of Class A shares sold and $481,937 from the proceeds of Class B shares redeemed by the Trust for the year ended September 30, 2000. Forum Financial Group, the former distributor, received $18,560 as sales charges from the proceeds of Class A shares sold, $234,350 from the proceeds of Class B shares redeemed and $1,279 from the proceeds of Class C shares redeemed by the Trust for the year ended September 30, 2000.

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2000, were waived by WFB or FAdS.

    Fund                                 Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    AGGRESSIVE BALANCED-EQUITY FUND           $ 16,273            $  119,312         $  135,585

    ASSET ALLOCATION FUND                            0             3,915,450          3,915,450

    GROWTH BALANCED FUND                       188,345               653,468            841,813

    INDEX ALLOCATION FUND                            0               127,725            127,725

    MODERATE BALANCED FUND                     101,231               353,955            455,186

    STRATEGIC INCOME FUND                       66,661               308,513            375,174

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended September 30, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    AGGRESSIVE BALANCED-EQUITY FUND*            $ 49,075,603      $ 43,843,748

    ASSET ALLOCATION FUND                        700,210,760       882,951,297

    GROWTH BALANCED FUND*                        847,089,118       795,761,222

    INDEX ALLOCATION FUND                         13,661,140        24,591,895

    MODERATE BALANCED FUND*                      369,741,909       293,944,319

    STRATEGIC INCOME FUND*                       205,546,213       156,441,834

  * THESE FUNDS DO NOT HOLD INVESTMENT SECURITIES DIRECTLY. THE FUNDS SEEK TO ACHIEVE THEIR INVESTMENT OBJECTIVE BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN ONE OR MORE CORE PORTFOLIOS. PURCHASES AND SALES FOR THE FUNDS NORMALLY WOULD BE BASED ON THE PURCHASES AND SALES OF A FUND'S INVESTMENT IN A CORE PORTFOLIO RATHER THAN THE UNDERLYING SECURITIES IN THAT CORE PORTFOLIO. SINCE THE FUND HAS AN INDIRECT INTEREST IN THE SECURITIES HELD IN THE CORE PORTFOLIO, THE PURCHASES AND SALES DISCLOSED ARE CALCULATED BY AGGREGATING THE RESULTS OF MULTIPLYING THE FUND'S OWNERSHIP PERCENTAGE OF THE RESPECTIVE CORE PORTFOLIO BY THE CORRESPONDING CORE PORTFOLIO'S PURCHASES AND SALES.

ALLOCATION FUNDS                                     TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Asset Allocation Fund designates 36.27% of the net investment income distributed as qualifying for the corporate dividends-received deduction from November 6, 1999 to September 30, 2000.
   Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate, as capital gain dividends for the taxable year as indicated, the following amounts:

Fund                                        Amount                     Tax year
ASSET ALLOCATION FUND                     $128,190,055 NOVEMBER 6, 1999 TO SEPTEMBER 30, 2000

INDEX ALLOCATION FUND                      25,054,675  OCTOBER 1, 1999 TO SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT                                    ALLOCATION FUNDS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

   We have audited the accompanying statements of assets and liabilities of Aggressive Balanced-Equity Fund, Asset Allocation Fund, Growth Balanced Fund, Index Allocation Fund, Moderate Balanced Fund, and Strategic Income Fund, six portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods presented on pages 50 to 53, and the financial highlights for the periods presented on pages 54 to 58. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2000, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP

  San Francisco, California
  November 3, 2000

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
COMMON STOCK - 97.60%
BUSINESS SERVICES - 13.99%
    88,380  AMERICA ONLINE INCORPORATED+                       $  4,750,425
     9,767  CYBEAR GROUP+                                            12,819
    63,400  ORACLE CORPORATION+                                   4,992,750
    46,000  SUN MICROSYSTEMS INCORPORATED+                        5,370,500
   165,850  SUNGARD DATA SYSTEMS
            INCORPORATED+                                         7,100,453
   205,510  SYBASE INCORPORATED+                                  4,726,730

                                                                 26,953,677
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 8.53%
    62,600  ANDRX GROUP+                                          5,845,275
   122,720  IVAX CORPORATION+                                     5,645,120
   147,760  KING PHARMACEUTICALS
            INCORPORATED+                                         4,940,725

                                                                 16,431,120
                                                               ------------
COMMUNICATIONS - 2.31%
   110,520  BELLSOUTH CORPORATION                                 4,448,430
                                                               ------------
EATING & DRINKING PLACES - 2.72%
   252,145  DARDEN RESTAURANTS
            INCORPORATED                                          5,247,768
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.37%
    62,280  CALPINE CORPORATION+                                  6,500,475
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 7.25%
   119,800  ADC TELECOMMUNICATIONS
            INCORPORATED+                                         3,221,497
    55,250  ANALOG DEVICES INCORPORATED+                          4,561,578
    67,520  TEXAS INSTRUMENTS INCORPORATED                        3,186,100
    97,395  VISHAY INTERTECHNOLOGY
            INCORPORATED+                                         2,994,896

                                                                 13,964,071
                                                               ------------
FOOD & KINDRED PRODUCTS - 8.57%
   133,000  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                          5,627,563
   185,869  PEPSI BOTTLING GROUP
            INCORPORATED                                          5,587,686
    66,990  QUAKER OATS COMPANY                                   5,300,584

                                                                 16,515,833
                                                               ------------
HEALTH SERVICES - 3.67%
   194,400  TENET HEALTHCARE CORPORATION                          7,071,300
                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 3.18%
   160,520  MGM GRAND INCORPORATED                                6,129,858
                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.95%
   116,360  DELL COMPUTER CORPORATION+                            3,585,343
    60,131  EMC CORPORATION+                                      5,960,485

                                                                  9,545,828
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
INSURANCE CARRIERS - 8.59%
    77,900  JEFFERSON-PILOT CORPORATION                        $  5,287,463
   170,710  OXFORD HEALTH PLANS
            INCORPORATED+                                         5,246,665
    60,940  UNITEDHEALTH GROUP
            INCORPORATED                                          6,017,825

                                                                 16,551,953
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.98%
    78,590  CREDENCE SYSTEMS CORPORATION+                         2,357,700
    72,025  MILLIPORE CORPORATION                                 3,488,711
    51,800  TERADYNE INCORPORATED+                                1,813,000

                                                                  7,659,411
                                                               ------------
MOTION PICTURES - 2.46%
   123,829  WALT DISNEY COMPANY                                   4,736,459
                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.84%
    76,490  FANNIE MAE                                            5,469,035
                                                               ------------
OIL & GAS EXTRACTION - 2.66%
    77,460  KERR-MCGEE CORPORATION                                5,131,725
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.81%
    80,740  AMERADA HESS CORPORATION                              5,404,534
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.44%
    92,500  KNIGHT-RIDDER INCORPORATED                            4,700,156
                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.34%
    68,280  MERRILL LYNCH & COMPANY
            INCORPORATED                                          4,506,480
                                                               ------------
TRANSPORTATION EQUIPMENT - 8.16%
    95,490  BOEING COMPANY                                        6,015,870
    72,780  GENERAL DYNAMICS CORPORATION                          4,571,493
   107,420  HARLEY-DAVIDSON INCORPORATED                          5,142,733

                                                                 15,730,096
                                                               ------------
TRANSPORTATION SERVICES - 2.78%
   118,880  EXPEDITORS INTERNATIONAL OF
            WASHINGTON INCORPORATED                               5,357,030
                                                               ------------

                                                                188,055,239
TOTAL COMMON STOCK (COST $156,163,354)
                                                               ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 1.25%
REPURCHASE AGREEMENTS - 1.25%
$2,414,071  BANC OF AMERICA NT & SA --
            102% COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.65%       10/2/00     $  2,414,071
                                                                          ------------

                                                                             2,414,071
TOTAL SHORT-TERM INSTRUMENTS (COST
$2,414,071)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $158,577,425)*                        98.85% $190,469,310
OTHER ASSETS AND LIABILITIES, NET            1.15     2,219,984
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $192,689,294
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $41,280,811
GROSS UNREALIZED DEPRECIATION                       (9,388,926)
                                                    ----------
NET UNREALIZED APPRECIATION                         $31,891,885

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
COMMON STOCK - 99.71%
AMUSEMENT & RECREATION SERVICES - 1.47%
 1,000,000  WALT DISNEY COMPANY                                $   38,250,000
                                                               --------------
BUSINESS SERVICES - 2.12%
 2,617,800  IMS HEALTH INCORPORATED                                54,319,350
   130,890  SYNAVANT INCORPORATED+                                    875,327

                                                                   55,194,677
                                                               --------------
CHEMICALS & ALLIED PRODUCTS - 15.01%
 1,215,200  AMERICAN HOME PRODUCTS
            CORPORATION                                            68,734,750
 1,061,369  E.I. DU PONT DE NEMOURS &
            COMPANY                                                43,980,478
   577,850  JOHNSON & JOHNSON                                      54,281,784
   113,830  LILLY INDUSTRIES INCORPORATED
            CLASS A                                                 3,357,985
   790,300  MERCK & COMPANY INCORPORATED                           58,827,956
 1,494,900  PFIZER INCORPORATED                                    67,177,069
    53,193  PHARMACIA CORPORATION                                   3,201,554
   800,000  PROCTER & GAMBLE COMPANY                               53,600,000
 1,297,011  ROHM & HAAS COMPANY                                    37,694,382

                                                                  390,855,958
                                                               --------------
COMMUNICATIONS - 4.51%
   131,427  ALLTEL CORPORATION                                      6,858,848
 1,896,800  AT&T CORPORATION                                       55,718,500
    84,000  HELLENIC TELECOMMUNICATION
            ORGANIZATION SA                                         1,615,699
    36,000  NOKIA CORPORATION ADR                                   1,433,250
    93,678  TELECOM ITALIA SPA                                        995,270
 1,014,796  VERIZON COMMUNICATIONS                                 49,154,181
    50,000  WORLDCOM INCORPORATED+                                  1,518,750

                                                                  117,294,498
                                                               --------------
DEPOSITORY INSTITUTIONS - 4.38%
    81,500  COMMERCIAL FEDERAL CORPORATION                          1,558,688
   495,250  J.P. MORGAN & COMPANY
            INCORPORATED                                           80,911,468
 1,384,950  U.S. BANCORP                                           31,507,613

                                                                  113,977,769
                                                               --------------
EATING & DRINKING PLACES - 1.36%
 1,169,300  MCDONALD'S CORPORATION                                 35,298,244
                                                               --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.80%
   604,100  PUBLIC SERVICE ENTERPRISE
            GROUP INCORPORATED                                     26,995,719
 1,771,550  TEXAS UTILITIES COMPANY                                70,197,669
   100,000  WASTE MANAGEMENT INCORPORATED                           1,743,750

                                                                   98,937,138
                                                               --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 9.01%
    34,000  DRAKA HOLDING NV                                        2,265,181
 1,015,500  EMERSON ELECTRIC COMPANY                               68,038,500
 1,676,034  GENERAL ELECTRIC COMPANY                               96,686,211

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    62,352  KONINKLIJKE PHILIPS
            ELECTRONICS NV                                     $    2,649,943
 1,766,292  LUCENT TECHNOLOGIES
            INCORPORATED                                           53,982,299
   100,000  MOTOROLA INCORPORATED                                   2,825,000
   258,697  VISHAY INTERTECHNOLOGY
            INCORPORATED+                                           7,954,933

                                                                  234,402,067
                                                               --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.94%
 1,468,100  DUN & BRADSTREET CORPORATION                           50,557,694
                                                               --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
2.07%
 2,036,600  FORTUNE BRANDS INCORPORATED                            53,969,900
                                                               --------------
FOOD & KINDRED PRODUCTS - 6.27%
   230,000  BASS PLC                                                2,261,366
    13,000  CONAGRA FOODS INCORPORATED                                260,813
    33,000  CSM NV                                                    720,719
 2,388,740  PEPSICO INCORPORATED                                  109,882,040
 2,454,500  SARA LEE CORPORATION                                   49,857,030

                                                                  162,981,968
                                                               --------------
FURNITURE & FIXTURES - 0.15%
   158,425  HON INDUSTRIES INCORPORATED                             3,901,216
                                                               --------------
GENERAL MERCHANDISE STORES - 4.22%
   467,547  J.C. PENNEY COMPANY
            INCORPORATED                                            5,522,899
 1,556,050  MAY DEPARTMENT STORES COMPANY                          31,899,025
   750,530  SEARS ROEBUCK & COMPANY                                24,332,183
 1,873,600  TARGET CORPORATION                                     48,011,000

                                                                  109,765,107
                                                               --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.32%
       107  BERKSHIRE HATHAWAY
            INCORPORATED CLASS A+                                   6,890,800
    50,700  PEARSON PLC                                             1,408,498

                                                                    8,299,298
                                                               --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.45%
   927,500  HEWLETT-PACKARD COMPANY                                89,967,500
   923,000  IBM CORPORATION                                       103,837,500

                                                                  193,805,000
                                                               --------------
INSURANCE CARRIERS - 8.76%
 1,292,651  AEGON NV NY REGISTERED SHARES                          47,989,668
    95,674  ALLSTATE CORPORATION                                    3,324,671
   746,750  AMERICAN GENERAL CORPORATION                           58,246,500
     6,000  MBIA INCORPORATED                                         426,750
   106,260  SCOR                                                    4,641,432
     5,500  SCOR ADR                                                  237,188
 2,260,100  ST. PAUL COMPANIES
            INCORPORATED                                          111,451,181
   175,100  SUMITOMO MARINE & FIRE
            INSURANCE COMPANY                                       1,038,674
    56,475  TOKIO MARINE & FIRE INSURANCE
            COMPANY                                                   564,436

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
INSURANCE CARRIERS (continued)
       250  YASUDA FIRE & MARINE INSURANCE
            COMPANY LIMITED                                    $        1,328

                                                                  227,921,828
                                                               --------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION -
0.07%
   536,700  FIRSTGROUP PLC                                          1,729,854
                                                               --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.17%
   353,748  AGILENT TECHNOLOGIES
            INCORPORATED+                                          17,311,543
   585,850  EASTMAN KODAK COMPANY                                  23,946,619
 1,000,000  XEROX CORPORATION                                      15,062,500

                                                                   56,320,662
                                                               --------------
METAL MINING - 0.11%
   103,000  DE BEERS CON MINES ADR                                  2,851,813
                                                               --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.70%
   238,575  HASBRO INCORPORATED                                     2,728,702
 1,801,494  TYCO INTERNATIONAL LIMITED                             93,452,501

                                                                   96,181,203
                                                               --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.15%
   327,687  WERNER ENTERPRISES
            INCORPORATED                                            3,850,322
                                                               --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.34%
 1,199,700  AMERICAN EXPRESS COMPANY                               72,881,775
   152,000  FEDERAL HOME LOAN MORTGAGE
            CORPORATION                                             8,217,500
    79,135  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                             5,658,153

                                                                   86,757,428
                                                               --------------
OIL & GAS EXTRACTION - 1.80%
   567,500  SCHLUMBERGER LIMITED                                   46,712,344
                                                               --------------
PAPER & ALLIED PRODUCTS - 1.92%
   547,458  MINNESOTA MINING &
            MANUFACTURING COMPANY                                  49,887,110
                                                               --------------
PERSONAL SERVICES - 0.27%
   192,850  H&R BLOCK INCORPORATED                                  7,147,503
                                                               --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.67%
   922,928  BP AMOCO PLC ADR                                       48,915,184
   444,950  CHEVRON CORPORATION                                    37,931,988
   887,435  EXXON MOBIL CORPORATION                                79,092,644
   660,500  NIPPON SANSO CORPORATION                                2,261,568
   522,604  ROYAL DUTCH PETROLEUM COMPANY
            NY SHARES                                              31,323,576

                                                                  199,524,960
                                                               --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.33%
     5,373  EDIPRESSE SA                                            2,393,609
   292,800  N.V. HOLDINGMAATSCHAPPIJ DE
            TELEGRAAF                                               6,071,778

                                                                    8,465,387
                                                               --------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
TOBACCO PRODUCTS - 1.57%
 1,390,150  PHILIP MORRIS COMPANIES
            INCORPORATED                                       $   40,922,540
                                                               --------------
TRANSPORTATION EQUIPMENT - 3.57%
 1,186,800  HONEYWELL INTERNATIONAL
            INCORPORATED                                           42,279,750
     2,411  SCHINDLER HOLDING AG                                    3,702,063
   677,600  UNITED TECHNOLOGIES
            CORPORATION                                            46,923,800

                                                                   92,905,613
                                                               --------------
WATER TRANSPORTATION - 0.20%
   208,502  CARNIVAL CORPORATION                                    5,134,362
                                                               --------------

                                                                2,593,803,463
TOTAL COMMON STOCK (COST $1,695,625,107)
                                                               --------------

                                            INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 0.15%
REPURCHASE AGREEMENTS - 0.15%
 3,832,141  BANC OF AMERICA NT & SA - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.65%       10/2/00          3,832,141
                                                                          --------------

                                                                               3,832,141
TOTAL SHORT-TERM INSTRUMENTS (COST
$3,832,141)
                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,699,457,248)*                      99.86% $2,597,635,604
OTHER ASSETS AND LIABILITIES, NET            0.14%      3,571,473
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,601,207,077
                                          -------  --------------

  +  NON-INCORPORATED INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,699,459,127 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,031,903,343
GROSS UNREALIZED DEPRECIATION                        (133,726,866)
                                                    -------------
NET UNREALIZED APPRECIATION                         $ 898,176,477

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
COMMON STOCK - 98.85%
AGRICULTURAL PRODUCTION-CROPS - 0.07%
     46,000  NABISCO GROUP HOLDINGS
             CORPORATION                                        $    1,311,000
                                                                --------------
AMUSEMENT & RECREATION SERVICES - 0.65%
     16,400  HARRAH'S ENTERTAINMENT
             INCORPORATED+                                             451,000
    293,600  WALT DISNEY COMPANY                                    11,230,200

                                                                    11,681,200
                                                                --------------
APPAREL & ACCESSORY STORES - 0.37%
    119,700  GAP INCORPORATED                                        2,408,962
     46,400  KOHL'S CORPORATION+                                     2,676,700
     60,800  LIMITED INCORPORATED                                    1,341,400
     18,300  NORDSTROM INCORPORATED                                    284,794

                                                                     6,711,856
                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.04%
      7,500  LIZ CLAIBORNE INCORPORATED                                288,750
     16,100  V F CORPORATION                                           397,469

                                                                       686,219
                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
     18,000  AUTOZONE INCORPORATED+                                    408,375
                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      8,400  RYDER SYSTEM INCORPORATED                                 154,875
                                                                --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.04%
      8,300  CENTEX CORPORATION                                        266,638
      6,800  KAUFMAN & BROAD HOME
             CORPORATION                                               183,175
      5,700  PULTE CORPORATION                                         188,100

                                                                       637,913
                                                                --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.13%
    326,200  HOME DEPOT INCORPORATED                                17,308,988
     53,900  LOWE'S COMPANIES INCORPORATED                           2,418,763
     22,900  SHERWIN-WILLIAMS COMPANY                                  489,487

                                                                    20,217,238
                                                                --------------
BUSINESS SERVICES - 9.80%
     16,900  ADOBE SYSTEMS INCORPORATED                              2,623,725
    325,200  AMERICA ONLINE INCORPORATED+                           17,479,500
      8,100  AUTODESK INCORPORATED                                     205,538
     88,300  AUTOMATIC DATA PROCESSING
             INCORPORATED                                            5,905,063
     34,800  BMC SOFTWARE INCORPORATED+                                665,550
     25,900  CABLETRON SYSTEMS
             INCORPORATED+                                             760,813
    102,300  CENDANT CORPORATION+                                    1,112,513
     20,500  CERIDIAN CORPORATION+                                     575,281
     26,200  CITRIX SYSTEMS INCORPORATED+                              525,638
     83,200  COMPUTER ASSOCIATES
             INTERNATIONAL INCORPORATED                              2,095,600

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
BUSINESS SERVICES (continued)
     23,700  COMPUTER SCIENCES CORPORATION+                     $    1,759,725
     51,400  COMPUWARE CORPORATION+                                    430,475
     21,700  CONVERGYS CORPORATION+                                    843,588
     10,200  DELUXE CORPORATION                                        207,188
     18,000  ECOLAB INCORPORATED                                       649,125
     65,700  ELECTRONIC DATA SYSTEMS
             CORPORATION                                             2,726,550
     19,900  EQUIFAX INCORPORATED                                      536,056
     57,100  FIRST DATA CORPORATION                                  2,230,469
     41,900  IMS HEALTH INCORPORATED                                   869,425
     43,300  INTERPUBLIC GROUP OF COMPANIES
             INCORPORATED                                            1,474,906
     40,000  MCKESSON HBOC INCORPORATED                              1,222,500
     11,200  MERCURY INTERACTIVE
             CORPORATION+                                            1,755,600
    741,200  MICROSOFT CORPORATION+                                 44,657,300
     13,500  NCR CORPORATION+                                          510,469
     45,700  NOVELL INCORPORATED+                                      454,144
     25,000  OMNICOM GROUP INCORPORATED                              1,823,438
    396,500  ORACLE CORPORATION+                                    31,224,374
     38,400  PARAMETRIC TECHNOLOGY COMPANY+                            420,000
     39,400  PEOPLESOFT INCORPORATED+                                1,100,737
     16,700  SAPIENT CORPORATION+                                      679,480
     58,700  SIEBEL SYSTEMS INCORPORATED+                            6,534,043
    223,400  SUN MICROSYSTEMS INCORPORATED+                         26,081,950
     44,100  UNISYS CORPORATION+                                       496,125
     56,600  VERITAS SOFTWARE CORPORATION+                           8,037,200
     77,400  YAHOO! INCORPORATED+                                    7,043,400
     10,300  YOUNG & RUBICAM INCORPORATED                              509,850

                                                                   176,227,338
                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 11.50%
    218,300  ABBOTT LABORATORIES                                    10,382,894
     32,300  AIR PRODUCTS AND CHEMICALS
             INCORPORATED                                            1,162,800
      7,900  ALBERTO CULVER COMPANY                                    227,619
     16,300  ALZA CORPORATION+                                       1,409,950
    183,600  AMERICAN HOME PRODUCTS
             CORPORATION                                            10,384,875
    144,800  AMGEN INCORPORATED+                                    10,111,113
     33,400  AVON PRODUCTS INCORPORATED                              1,365,225
     20,800  BIOGEN INCORPORATED+                                    1,268,800
    276,800  BRISTOL-MYERS SQUIBB COMPANY                           15,812,200
     33,100  CLOROX COMPANY                                          1,309,519
     80,900  COLGATE-PALMOLIVE COMPANY                               3,818,480
     95,500  DOW CHEMICAL COMPANY                                    2,381,531
    146,800  E I DU PONT DE NEMOURS &
             COMPANY                                                 6,083,025
     10,800  EASTMAN CHEMICAL COMPANY                                  398,925
    159,100  ELI LILLY & COMPANY                                    12,906,988
      4,300  FMC CORPORATION+                                          288,369
    148,300  GILLETTE COMPANY                                        4,578,763
      7,400  GREAT LAKES CHEMICAL
             CORPORATION                                               216,913
     14,100  INTERNATIONAL FLAVORS &
             FRAGRANCES INCORPORATED                                   257,325

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    195,800  JOHNSON & JOHNSON                                  $   18,392,963
     29,600  MEDIMMUNE INCORPORATED+                                 2,286,600
    324,000  MERCK & COMPANY INCORPORATED                           24,117,750
    889,300  PFIZER INCORPORATED                                    39,962,918
    182,800  PHARMACIA CORPORATION                                  11,002,275
     24,500  PPG INDUSTRIES INCORPORATED                               972,343
     22,300  PRAXAIR INCORPORATED                                      833,462
    184,200  PROCTER & GAMBLE COMPANY                               12,341,400
     30,500  ROHM & HAAS COMPANY                                       886,405
    206,300  SCHERING-PLOUGH CORPORATION                             9,592,950
     11,400  SIGMA ALDRICH                                             376,200
     19,000  UNION CARBIDE CORPORATION                                 717,250
      9,400  W R GRACE & COMPANY+                                       64,625
     14,400  WATSON PHARMACEUTICALS
             INCORPORATED+                                             934,200

                                                                   206,846,655
                                                                --------------
COMMUNICATIONS - 6.93%
     99,400  ADC TELECOMMUNICATIONS
             INCORPORATED+                                           2,672,928
     44,400  ALLTEL CORPORATION                                      2,317,125
    529,000  AT&T CORPORATION                                       15,539,375
    264,000  BELLSOUTH CORPORATION                                  10,626,000
     19,800  CENTURYTEL INCORPORATED                                   539,550
     82,500  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATED+                                           4,661,250
    127,400  COMCAST CORPORATION CLASS A+                            5,215,438
    124,000  GLOBAL CROSSING LIMITED+                                3,844,000
    107,200  NEXTEL COMMUNICATIONS
             INCORPORATED+                                           5,011,600
    233,900  QWEST COMMUNICATIONS
             INTERNATIONAL INCORPORATION+                           11,241,819
    477,400  SBC COMMUNICATIONS
             INCORPORATED                                           23,870,000
    124,600  SPRINT CORPORATION (FON GROUP)                          3,652,338
    130,700  SPRINT CORPORATION (PCS
             GROUP)+                                                 4,582,668
    382,800  VERIZON COMMUNICATIONS                                 18,541,875
    404,600  WORLDCOM INCORPORATED+                                 12,289,725

                                                                   124,605,691
                                                                --------------
DEPOSITORY INSTITUTIONS - 7.33%
     53,100  AMSOUTH BANCORP                                           663,750
    231,400  BANK OF AMERICA CORPORATION+                           12,119,575
    104,000  BANK OF NEW YORK COMPANY
             INCORPORATED                                            5,830,500
    162,800  BANK ONE CORPORATION                                    6,288,150
     56,300  BB&T CORPORATION                                        1,696,038
     29,600  CHARTER ONE FINANCIAL
             INCORPORATED                                              721,500
    184,300  CHASE MANHATTAN CORPORATION                             8,512,356
    633,600  CITIGROUP INCORPORATED                                 34,254,000
     22,000  COMERICA INCORPORATED                                   1,285,625
     65,500  FIFTH THIRD BANCORP                                     3,528,813
    138,700  FIRST UNION CORPORATION                                 4,464,406
    135,000  FIRSTAR CORPORATION                                     3,020,625
    127,100  FLEETBOSTON FINANCIAL
             CORPORATION                                             4,956,900

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
     22,300  GOLDEN WEST FINANCIAL
             CORPORATION                                        $    1,195,838
     35,400  HUNTINGTON BANCSHARES
             INCORPORATED                                              519,938
     22,400  J P MORGAN & COMPANY
             INCORPORATED                                            3,659,600
     60,600  KEYCORP                                                 1,533,938
     68,800  MELLON FINANCIAL CORPORATION                            3,190,600
     85,600  NATIONAL CITY CORPORATION                               1,893,900
     31,200  NORTHERN TRUST CORPORATION                              2,772,900
     19,300  OLD KENT FINANCIAL CORPORATION                            558,494
     40,700  PNC FINANCIAL SERVICES GROUP                            2,645,500
     30,800  REGIONS FINANCIAL CORPORATION                             698,775
     23,700  SOUTHTRUST CORPORATION                                    745,069
     22,700  STATE STREET CORPORATION                                2,951,000
     24,500  SUMMIT BANCORP                                            845,250
     42,000  SUNTRUST BANKS INCORPORATED                             2,092,124
     40,000  SYNOVUS FINANCIAL CORPORATION                             847,500
    105,000  US BANCORP                                              2,388,750
     19,000  UNION PLANTERS CORPORATION                                628,188
     28,600  WACHOVIA CORPORATION                                    1,621,262
     75,900  WASHINGTON MUTUAL INCORPORATED                          3,021,769
    231,900  WELLS FARGO & COMPANY#                                 10,652,905

                                                                   131,805,538
                                                                --------------
EATING & DRINKING PLACES - 0.44%
     17,200  DARDEN RESTAURANTS
             INCORPORATED                                              357,975
    186,000  MCDONALD'S CORPORATION                                  5,614,874
     26,300  STARBUCKS CORPORATION+                                  1,053,644
     20,500  TRICON GLOBAL RESTAURANTS
             INCORPORATED+                                             627,813
     16,000  WENDY'S INTERNATIONAL
             INCORPORATED                                              321,000

                                                                     7,975,306
                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 2.70%
     64,300  AES CORPORATION+                                        4,404,550
     27,700  ALLIED WASTE INDUSTRIES
             INCORPORATED+                                             254,494
     19,300  AMEREN CORPORATION                                        808,188
     45,400  AMERICAN ELECTRIC POWER
             COMPANY INCORPORATED                                    1,776,275
     22,400  CINERGY CORPORATION                                       740,600
     15,500  CMS ENERGY CORPORATION                                    417,531
     22,500  CP&L ENERGY INCORPORATED                                  937,969
     11,200  COLUMBIA ENERGY GROUP                                     795,200
     29,900  CONSOLIDATED EDISON
             INCORPORATED                                            1,020,338
     21,100  CONSTELLATION ENERGY GROUP                              1,049,725
     33,500  DOMINION RESOURCE INCORPORATED                          1,945,094
     20,100  DTE ENERGY COMPANY                                        768,825
     51,800  DUKE ENERGY CORPORATION                                 4,441,850
      3,800  EASTERN ENTERPRISES                                       242,488
     45,900  EDISON INTERNATIONAL                                      886,444
     32,700  EL PASO ENERGY CORPORATION                              2,015,138
     31,400  ENTERGY CORPORATION                                     1,169,650

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     32,200  FIRSTENERGY CORPORATION                            $      867,388
     13,900  FLORIDA PROGRESS CORPORATION                              735,831
     25,000  FPL GROUP INCORPORATED                                  1,643,750
     17,100  GPU INCORPORATED                                          554,681
     18,900  KEYSPAN CORPORATION                                       758,363
     22,600  NIAGARA MOHAWK HOLDINGS
             INCORPORATED+                                             355,950
      6,500  NICOR INCORPORATED                                        235,218
      4,100  ONEOK INCORPORATED                                        162,975
     23,900  PECO ENERGY COMPANY                                     1,447,443
      5,000  PEOPLE'S ENERGY CORPORATION                               166,875
     54,300  PG&E CORPORATION                                        1,313,380
     11,900  PINNACLE WEST CAPITAL
             CORPORATION                                               605,413
     20,400  PPL CORPORATION                                           851,700
     30,200  PUBLIC SERVICE ENTERPRISE
             GROUP INCORPORATED                                      1,349,562
     41,400  RELIANT ENERGY INCORPORATED                             1,925,100
     28,800  SEMPRA ENERGY                                             599,400
     91,400  SOUTHERN COMPANY                                        2,964,787
     37,200  TEXAS UTILITIES COMPANY                                 1,474,050
     24,800  UNICOM CORPORATION                                      1,393,450
     87,600  WASTE MANAGEMENT INCORPORATED                           1,527,525
     62,400  WILLIAMS COMPANIES
             INCORPORATED                                            2,636,400
     47,800  XCEL ENERGY INCORPORATED                                1,314,500

                                                                    48,558,100
                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 14.17%
     14,000  ADAPTEC INCORPORATED+                                     280,000
     43,900  ADVANCED MICRO DEVICES
             INCORPORATED+                                           1,037,138
     56,200  ALTERA CORPORATION+                                     2,683,550
     27,400  AMERICAN POWER CONVERSION
             CORPORATION+                                              525,738
     50,000  ANALOG DEVICES INCORPORATED+                            4,128,125
     11,400  ANDREW CORPORATION+                                       298,538
     31,300  BROADCOM CORPORATION+                                   7,629,375
     32,100  CONEXANT SYSTEMS INCORPORATED+                          1,344,188
     13,100  COOPER INDUSTRIES INCORPORATED                            461,775
     10,300  EATON CORPORATION                                         634,738
     60,200  EMERSON ELECTRIC COMPANY                                4,033,400
  1,395,100  GENERAL ELECTRIC COMPANY                               80,479,831
    945,700  INTEL CORPORATION                                      39,364,763
    131,800  JDS UNIPHASE CORPORATION+                              12,479,813
     43,800  LINEAR TECHNOLOGY CORPORATION                           2,836,050
     43,700  LSI LOGIC CORPORATION+                                  1,278,225
    470,400  LUCENT TECHNOLOGIES
             INCORPORATED                                           14,376,600
     39,800  MAXIM INTEGRATED PRODUCTS
             INCORPORATED+                                           3,201,413
     10,900  MAYTAG CORPORATION                                        338,580
     79,500  MICRON TECHNOLOGY
             INCORPORATED+                                           3,657,000
     27,600  MOLEX INCORPORATED                                      1,502,475
    307,100  MOTOROLA INCORPORATED                                   8,675,575
     25,000  NATIONAL SEMICONDUCTOR
             CORPORATION+                                            1,006,250

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      5,700  NATIONAL SERVICE INDUSTRIES                        $      111,506
     44,000  NETWORK APPLIANCE
             INCORPORATED+                                           5,604,500
    420,700  NORTEL NETWORKS CORPORATION                            25,057,943
     18,500  NOVELLUS SYSTEMS INCORPORATED+                            861,406
    104,900  QUALCOMM INCORPORATED+                                  7,474,125
     47,900  RAYTHEON COMPANY CLASS B                                1,362,156
     21,300  SANMINA CORPORATION+                                    1,994,213
     22,400  SCIENTIFIC-ATLANTA
             INCORPORATED                                            1,425,200
     57,800  TELLABS INCORPORATED+                                   2,759,950
    243,500  TEXAS INSTRUMENTS INCORPORATED                         11,490,155
      8,200  THOMAS & BETTS CORPORATION                                142,987
     10,000  WHIRLPOOL CORPORATION                                     388,750
     46,300  XILINK INCORPORATED+                                    3,964,438

                                                                   254,890,469
                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.44%
     22,800  DUN & BRADSTREET CORPORATION                              785,175
     10,700  FLUOR CORPORATION                                         321,000
     62,800  HALLIBURTON COMPANY                                     3,073,275
     52,400  PAYCHEX INCORPORATED                                    2,751,000
      6,900  PERKINELMER INCORPORATED                                  720,188
     16,300  QUINTILES TRANSNATIONAL
             CORPORATION+                                              259,781

                                                                     7,910,419
                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.40%
      4,100  BALL CORPORATION                                          129,919
      8,600  CRANE COMPANY                                             196,725
     17,700  CROWN CORK & SEAL COMPANY
             INCORPORATED                                              189,168
     22,100  FORTUNE BRANDS INCORPORATED                               585,650
     42,500  ILLINOIS TOOL WORKS
             INCORPORATED                                            2,374,688
     60,100  LOCKHEED MARTIN CORPORATION                             1,980,896
     64,400  MASCO CORPORATION                                       1,199,450
      8,300  SNAP-ON INCORPORATED                                      195,569
     12,100  STANLEY WORKS                                             279,056

                                                                     7,131,121
                                                                --------------
FOOD & KINDRED PRODUCTS - 3.44%
      5,200  ADOLPH COORS COMPANY                                      328,575
    127,600  ANHEUSER-BUSCH COMPANIES
             INCORPORATED                                            5,399,075
     89,100  ARCHER DANIELS MIDLAND COMPANY                            768,488
     39,100  BESTFOODS INCORPORATED                                  2,844,525
      9,700  BROWN-FORMAN CORPORATION                                  531,075
     59,300  CAMPBELL SOUP COMPANY                                   1,534,388
    348,900  COCA-COLA COMPANY                                      19,233,113
     58,900  COCA-COLA ENTERPRISES
             INCORPORATED                                              938,719
     75,100  CONAGRA FOODS INCORPORATED                              1,506,693
     40,200  GENERAL MILLS INCORPORATED                              1,427,100
     48,900  H J HEINZ COMPANY                                       1,812,356

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
FOOD & KINDRED PRODUCTS (continued)
     15,100  HERCULES INCORPORATED                              $      213,288
     19,300  HERSHEY FOODS CORPORATION                               1,044,612
     57,100  KELLOGG COMPANY                                         1,381,106
    203,300  PEPSICO INCORPORATED                                    9,351,800
     18,700  QUAKER OATS COMPANY                                     1,479,638
     43,200  RALSTON PURINA GROUP                                    1,023,300
    122,500  SARA LEE CORPORATION                                    2,488,280
     61,500  SEAGRAM COMPANY LIMITED                                 3,532,406
     80,500  UNILEVER NV ADR                                         3,884,125
     16,000  WM WRIGLEY JR COMPANY                                   1,198,000

                                                                    61,920,662
                                                                --------------
FOOD STORES - 0.23%
     59,600  ALBERTSON'S INCORPORATED                                1,251,600
    116,300  KROGER COMPANY+                                         2,624,019
     19,800  WINN-DIXIE STORES INCORPORATED                            284,625

                                                                     4,160,244
                                                                --------------
FURNITURE & FIXTURES - 0.02%
     27,700  LEGGETT & PLATT                                           438,006
                                                                --------------
GENERAL MERCHANDISE STORES - 2.21%
     15,700  CONSOLIDATED STORES
             CORPORATION+                                              211,950
     13,200  DILLARDS INCORPORATED                                     140,250
     46,300  DOLLAR GENERAL CORPORATION                                775,525
     29,300  FEDERATED DEPARTMENT STORES
             INCORPORATED+                                             765,463
     36,800  J C PENNEY COMPANY
             INCORPORATED                                              434,700
     67,600  KMART CORPORATION+                                        405,600
     44,800  MAY DEPARTMENT STORES COMPANY                             918,400
     48,300  SEARS ROEBUCK & COMPANY                                 1,565,885
    128,200  TARGET CORPORATION                                      3,285,125
     41,200  TJX COMPANIES INCORPORATED                                927,000
    629,100  WAL-MART STORES INCORPORATED                           30,275,438

                                                                    39,705,336
                                                                --------------
HEALTH SERVICES - 0.29%
     78,600  HCA - THE HEALTHCARE COMPANY                            2,918,025
     54,300  HEALTHSOUTH CORPORATION+                                  441,187
     14,400  MANOR CARE INCORPORATED+                                  225,900
     44,300  TENET HEALTHCARE CORPORATION                            1,611,413

                                                                     5,196,525
                                                                --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
      8,500  MCDERMOTT INTERNATIONAL
             INCORPORATED                                               93,500
                                                                --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     29,100  BEST BUY COMPANY INCORPORATED+                          1,851,487
     28,900  CIRCUIT CITY STORES                                       664,700

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
     26,200  RADIOSHACK CORPORATION                             $    1,693,175

                                                                     4,209,362
                                                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.10%
     51,900  HILTON HOTELS CORPORATION                                 600,093
     33,800  MARRIOTT INTERNATIONAL
             CLASS A                                                 1,231,588

                                                                     1,831,681
                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.87%
     45,800  APPLE COMPUTER INCORPORATED+                            1,179,350
    114,200  APPLIED MATERIALS
             INCORPORATED+                                           6,773,488
     46,600  BAKER HUGHES INCORPORATED                               1,730,025
     11,700  BLACK & DECKER CORPORATION                                399,994
      3,000  BRIGGS & STRATTON CORPORATION                             113,438
     48,700  CATERPILLAR INCORPORATED                                1,643,625
    999,500  CISCO SYSTEMS INCORPORATED+                            55,222,375
    239,400  COMPAQ COMPUTER CORPORATION                             6,602,652
     22,000  COMVERSE TECHNOLOGY
             INCORPORATED+                                           2,376,000
      5,800  CUMMINS ENGINE COMPANY
             INCORPORATED                                              173,638
     33,000  DEERE & COMPANY                                         1,097,250
    364,400  DELL COMPUTER CORPORATION+                             11,228,075
     28,600  DOVER CORPORATION                                       1,342,413
    307,100  EMC CORPORATION+                                       30,441,288
     45,400  GATEWAY INCORPORATED+                                   2,122,450
    140,500  HEWLETT-PACKARD COMPANY                                13,628,500
    248,000  IBM CORPORATION                                        27,900,000
     22,700  INGERSOLL-RAND COMPANY                                    768,963
     18,000  LEXMARK INTERNATIONAL
             INCORPORATED+                                             675,000
     17,400  PALL CORPORATION                                          346,912
     79,600  PALM INCORPORATED+                                      4,213,824
     36,000  PITNEY BOWES INCORPORATED                               1,419,750
     32,300  SEAGATE TECHNOLOGY
             INCORPORATED+                                           2,228,700
     84,700  SOLECTRON CORPORATION+                                  3,906,787
      8,500  TIMKEN COMPANY                                            116,343

                                                                   177,650,840
                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     35,900  AON CORPORATION                                         1,409,075
     23,400  HUMANA INCORPORATED+                                      251,550
     38,200  MARSH & MCLENNAN COMPANIES
             INCORPORATED                                            5,071,050

                                                                     6,731,675
                                                                --------------
INSURANCE CARRIERS - 3.42%
     19,900  AETNA INCORPORATED                                      1,155,444
     37,300  AFLAC INCORPORATED                                      2,389,531
    103,400  ALLSTATE CORPORATION                                    3,593,150
     35,600  AMERICAN GENERAL CORPORATION                            2,776,800
    325,900  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                           31,184,556

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
INSURANCE CARRIERS (continued)
     24,600  CHUBB CORPORATION                                  $    1,946,475
     22,200  CIGNA CORPORATION                                       2,317,680
     22,700  CINCINNATI FINANCIAL
             CORPORATION                                               805,850
     45,800  CONSECO INCORPORATED                                      349,225
     31,600  HARTFORD FINANCIAL SERVICES
             GROUP                                                   2,304,825
     14,500  JEFFERSON-PILOT CORPORATION                               984,188
     26,900  LINCOLN NATIONAL CORPORATION                            1,294,563
     13,900  LOEWS CORPORATION                                       1,158,913
     13,800  MBIA INCORPORATED                                         981,525
     15,000  MGIC INVESTMENT CORPORATION                               916,875
     10,300  PROGRESSIVE CORPORATION                                   843,313
     18,000  SAFECO CORPORATION                                        490,500
     31,500  ST PAUL COMPANIES INCORPORATED                          1,553,344
     18,000  TORCHMARK CORPORATION                                     500,624
     22,600  UNITEDHEALTH GROUP
             INCORPORATED                                            2,231,750
     33,900  UNUMPROVIDENT CORPORATION                                 923,774
      8,800  WELLPOINT HEALTH NETWORKS
             INCORPORATED+                                             844,800

                                                                    61,547,705
                                                                --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     14,700  LOUISIANA-PACIFIC CORPORATION                             135,056
                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.02%
     63,800  AGILENT TECHNOLOGIES
             INCORPORATED+                                           3,122,213
     18,500  ALLERGAN INCORPORATED                                   1,562,094
      7,500  BAUSCH & LOMB INCORPORATED                                292,031
     41,200  BAXTER INTERNATIONAL
             INCORPORATED                                            3,288,275
     35,700  BECTON DICKINSON & COMPANY                                943,819
     25,000  BIOMET INCORPORATED                                       875,000
     57,200  BOSTON SCIENTIFIC CORPORATION+                            940,225
      7,200  C R BARD INCORPORATED                                     304,200
     20,000  DANAHER CORPORATION                                       995,000
     43,400  EASTMAN KODAK COMPANY                                   1,773,975
     43,200  GUIDANT CORPORATION+                                    3,053,700
     12,100  JOHNSON CONTROLS INCORPORATED                             643,569
     26,200  KLA-TENCOR CORPORATION+                                 1,079,113
      9,500  MALLINCKRODT INCORPORATED                                 433,438
    168,700  MEDTRONIC INCORPORATED                                  8,740,770
      6,500  MILLIPORE CORPORATION                                     314,844
     15,800  PARKER-HANNIFIN CORPORATION                               533,250
     29,300  PE CORPORATION - PE BIOSYSTEMS
             GROUP                                                   3,413,450
      6,300  POLAROID CORPORATION                                       84,654
     11,900  ST JUDE MEDICAL INCORPORATED+                             606,900
      6,800  TEKTRONIX INCORPORATED                                    522,325
     24,400  TERADYNE INCORPORATED+                                    854,000
     24,400  THERMO ELECTRON CORPORATION+                              634,400
     93,900  XEROX CORPORATION                                       1,414,368

                                                                    36,425,613
                                                                --------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
METAL MINING - 0.16%
     55,700  BARRICK GOLD CORPORATION                           $      849,425
     21,500  FREEPORT MCMORAN INCORPORATED
             CLASS B+                                                  189,469
     37,100  HOMESTAKE MINING COMPANY+                                 192,456
     25,600  INCO LIMITED+                                             412,800
     23,700  NEWMONT MINING CORPORATION                                402,900
     11,100  PHELPS DODGE CORPORATION                                  463,425
     46,100  PLACER DOME INCORPORATED                                  435,069

                                                                     2,945,544
                                                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
     14,200  VULCAN MATERIALS COMPANY                                  570,663
                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.78%
      5,700  ARMSTRONG HOLDINGS
             INCORPORATED                                               68,044
     24,300  HASBRO INCORPORATED                                       277,931
     60,100  MATTEL INCORPORATED                                       672,369
     20,500  TIFFANY & COMPANY                                         790,531
    237,300  TYCO INTERNATIONAL LIMITED                             12,309,937

                                                                    14,118,812
                                                                --------------
MISCELLANEOUS RETAIL - 0.72%
     39,800  BED BATH & BEYOND
             INCORPORATED+                                             970,747
     63,000  COSTCO WHOLESALE CORPORATION+                           2,201,063
     55,000  CVS CORPORATION                                         2,547,188
      5,300  LONGS DRUG STORES INCORPORATED                            101,363
     43,100  OFFICE DEPOT INCORPORATED+                                336,718
     64,000  STAPLES INCORPORATED+                                     908,000
     30,500  TOYS R US INCORPORATED+                                   495,625
    142,300  WALGREEN COMPANY                                        5,398,505

                                                                    12,959,209
                                                                --------------
MOTION PICTURES - 0.81%
    186,400  TIME WARNER INCORPORATED                               14,585,800
                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
    187,600  AMERICAN EXPRESS COMPANY                               11,396,700
    102,600  ASSOCIATES FIRST CAPITAL
             CORPORATION                                             3,898,800
     27,600  CAPITAL ONE FINANCIAL
             CORPORATION                                             1,933,725
     37,000  CIT GROUP INCORPORATED                                    647,500
     16,100  COUNTRYWIDE CREDIT INDUSTRIES
             INCORPORATED                                              607,775
     97,900  FEDERAL HOME LOAN MORTGAGE
             CORPORATION                                             5,292,719
    141,900  FEDERAL NATIONAL MORTGAGE
             ASSOCIATION                                            10,145,850
     66,500  HOUSEHOLD INTERNATIONAL
             INCORPORATED                                            3,765,563
    120,000  MBNA CORPORATION                                        4,620,000
     20,100  PROVIDIAN FINANCIAL
             CORPORATION                                             2,552,700
     21,900  USA EDUCATION INCORPORATED                              1,055,306

                                                                    45,916,638
                                                                --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
OIL & GAS EXTRACTION - 1.48%
     34,200  ANADARKO PETROLEUM CORPORATION                     $    2,272,932
     17,200  APACHE CORPORATION                                      1,016,950
     30,400  BURLINGTON RESOURCES
             INCORPORATED                                            1,119,100
     18,000  DEVON ENERGY CORPORATION                                1,082,700
    104,100  ENRON CORPORATION                                       9,121,763
     13,300  KERR-MCGEE CORPORATION                                    881,125
     52,000  OCCIDENTAL PETROLEUM
             CORPORATION                                             1,134,250
     13,300  ROWAN COMPANIES INCORPORATED+                             385,700
     80,300  SCHLUMBERGER LIMITED                                    6,609,694
     29,700  TRANSOCEAN SEDCO FOREX
             INCORPORATED+                                           1,741,162
     44,000  USX-MARATHON GROUP
             INCORPORATED                                            1,248,500

                                                                    26,613,876
                                                                --------------
PAPER & ALLIED PRODUCTS - 0.94%
     15,700  AVERY DENNISON CORPORATION                                728,088
      7,500  BEMIS COMPANY INCORPORATED                                240,938
      8,100  BOISE CASCADE CORPORATION                                 215,156
     28,800  FORT JAMES CORPORATION                                    880,200
     24,000  GEORGIA-PACIFIC GROUP                                     564,000
     68,100  INTERNATIONAL PAPER COMPANY                             1,953,619
     75,800  KIMBERLY-CLARK CORPORATION                              4,230,588
     14,400  MEAD CORPORATION                                          336,600
     55,700  MINNESOTA MINING AND
             MANUFACTURING COMPANY                                   5,075,663
     23,900  PACTIV CORPORATION+                                       267,380
      4,000  POTLATCH CORPORATION                                      126,500
      7,200  TEMPLE-INLAND INCORPORATED                                272,700
     14,200  WESTVACO CORPORATION                                      378,962
     31,000  WEYERHAEUSER COMPANY                                    1,251,625
     15,400  WILLAMETTE INDUSTRIES
             INCORPORATED                                              431,200

                                                                    16,953,219
                                                                --------------
PERSONAL SERVICES - 0.03%
     13,800  H&R BLOCK INCORPORATED                                    511,463
                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.67%
     12,700  AMERADA HESS CORPORATION                                  850,106
      9,900  ASHLAND INCORPORATED                                      333,506
     91,900  CHEVRON CORPORATION                                     7,834,475
     30,200  COASTAL CORPORATION                                     2,238,575
     87,700  CONOCO INCORPORATED CLASS B                             2,362,419
    490,700  EXXON MOBIL CORPORATION                                43,733,638
     35,900  PHILLIPS PETROLEUM COMPANY                              2,252,725
    302,000  ROYAL DUTCH PETROLEUM COMPANY
             NY SHARES ADR                                          18,101,125
     12,300  SUNOCO INCORPORATED                                       331,331
     77,600  TEXACO INCORPORATED                                     4,074,000
     20,400  TOSCO CORPORATION                                         636,225
     34,200  UNOCAL CORPORATION                                      1,211,963

                                                                    83,960,088
                                                                --------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
PRIMARY METAL INDUSTRIES - 0.29%
     30,800  ALCAN ALUMINUM LIMITED                             $      891,275
    122,000  ALCOA INCORPORATED                                      3,088,125
     11,500  ALLEGHENY TECHNOLOGIES
             INCORPORATED                                              208,438
     18,600  BETHLEHEM STEEL CORPORATION+                               55,800
     18,000  ENGELHARD CORPORATION                                     292,500
     11,400  NUCOR CORPORATION                                         343,425
     12,500  USX-US STEEL GROUP
             INCORPORATED                                              189,843
     12,100  WORTHINGTON INDUSTRIES
             INCORPORATED                                              113,438

                                                                     5,182,844
                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%
      9,100  AMERICAN GREETINGS CORPORATION                            159,250
     12,300  DOW JONES & COMPANY
             INCORPORATED                                              744,150
     37,100  GANNETT COMPANY INCORPORATED                            1,966,300
     10,300  HARCOURT GENERAL INCORPORATED                             607,700
     10,700  KNIGHT-RIDDER INCORPORATED                                543,694
     27,400  MCGRAW-HILL COMPANIES
             INCORPORATED                                            1,741,612
      7,100  MEREDITH CORPORATION                                      209,450
     23,500  NEW YORK TIMES COMPANY                                    923,844
     17,200  R R DONNELLEY & SONS COMPANY                              422,475
     43,400  TRIBUNE COMPANY                                         1,893,325
    213,600  VIACOM INCORPORATED CLASS B+                           12,495,600

                                                                    21,707,400
                                                                --------------
RAILROAD TRANSPORTATION - 0.22%
     56,900  BURLINGTON NORTHERN SANTA FE
             CORPORATION                                             1,226,906
     30,800  CSX CORPORATION                                           671,825
     54,000  NORFOLK SOUTHERN CORPORATION                              789,750
     34,900  UNION PACIFIC CORPORATION                               1,356,738

                                                                     4,045,219
                                                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.21%
     10,200  COOPER TIRE & RUBBER COMPANY                              102,638
     22,000  GOODYEAR TIRE & RUBBER COMPANY                            396,000
     37,500  NEWELL RUBBERMAID INCORPORATED                            855,468
     38,000  NIKE INCORPORATED CLASS B                               1,522,375
      8,000  REEBOK INTERNATIONAL LIMITED+                             150,500
     11,800  SEALED AIR CORPORATION+                                   533,950
      8,100  TUPPERWARE CORPORATION                                    145,800

                                                                     3,706,731
                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.08%
     15,200  BEAR STEARNS COMPANIES
             INCORPORATED                                              957,600
    194,500  CHARLES SCHWAB CORPORATION                              6,904,750
     34,300  FRANKLIN RESOURCES
             INCORPORATED                                            1,523,949
     17,100  LEHMAN BROTHERS HOLDING
             INCORPORATED                                            2,526,525
    113,100  MERRILL LYNCH & COMPANY
             INCORPORATED                                            7,464,600
    158,500  MORGAN STANLEY DEAN WITTER &
             COMPANY                                                14,492,844

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
     20,800  PAINE WEBBER GROUP
             INCORPORATED                                       $    1,417,000
     31,600  STILWELL FINANCIAL
             INCORPORATED+                                           1,374,600
     17,100  T ROWE PRICE ASSOCIATES                                   802,631

                                                                    37,464,499
                                                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.69%
     41,400  CORNING INCORPORATED                                   12,295,800
     20,600  OWENS-ILLINOIS INCORPORATED+                              190,550

                                                                    12,486,350
                                                                --------------
TEXTILE MILL PRODUCTS - 0.01%
      4,600  RUSSELL CORPORATION                                        73,025
      2,500  SPRINGS INDUSTRIES
             INCORPORATED CLASS A                                       70,469

                                                                       143,494
                                                                --------------
TOBACCO PRODUCTS - 0.55%
    317,200  PHILIP MORRIS COMPANIES
             INCORPORATED                                            9,337,574
     22,900  UST INCORPORATED                                          523,838

                                                                     9,861,412
                                                                --------------
TRANSPORTATION BY AIR - 0.29%
     21,100  AMR CORPORATION+                                          689,706
     17,300  DELTA AIRLINES INCORPORATED                               767,688
     40,100  FEDEX CORPORATION+                                      1,778,033
     70,200  SOUTHWEST AIRLINES COMPANY                              1,702,350
      9,400  US AIRWAYS GROUP INCORPORATED+                            286,113

                                                                     5,223,890
                                                                --------------
TRANSPORTATION EQUIPMENT - 2.16%
     14,300  B F GOODRICH COMPANY                                      560,380
    126,400  BOEING COMPANY                                          7,963,200
     12,300  BRUNSWICK CORPORATION                                     224,475
     21,000  DANA CORPORATION                                          451,500
     78,900  DELPHI AUTOMOTIVE SYSTEMS
             CORPORATION                                             1,193,363
    266,600  FORD MOTOR COMPANY                                      6,748,313
     28,000  GENERAL DYNAMICS CORPORATION                            1,758,750
     75,600  GENERAL MOTORS CORPORATION                              4,914,000
     42,600  HARLEY-DAVIDSON INCORPORATED                            2,039,475
    112,800  HONEYWELL INTERNATIONAL
             INCORPORATED                                            4,018,500
     12,400  ITT INDUSTRIES INCORPORATED                               402,225
      8,300  NAVISTAR INTERNATIONAL
             CORPORATION+                                              248,481
     10,100  NORTHROP GRUMMAN CORPORATION                              917,838
     10,800  PACCAR INCORPORATED                                       400,275
     26,100  ROCKWELL INTERNATIONAL
             CORPORATION                                               789,525
     20,200  TEXTRON INCORPORATED                                      931,725
     17,500  TRW INCORPORATED                                          710,938
     65,900  UNITED TECHNOLOGIES
             CORPORATION                                             4,563,575

                                                                    38,836,538
                                                                --------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
TRANSPORTATION SERVICES - 0.03%
     18,200  SABRE HOLDINGS CORPORATION                         $      526,662
                                                                --------------
WATER TRANSPORTATION - 0.11%
     83,000  CARNIVAL CORPORATION                                    2,043,875
                                                                --------------
WHOLESALE TRADE-DURABLE GOODS - 0.06%
     24,600  GENUINE PARTS COMPANY                                     468,938
     18,400  VISTEON CORPORATION                                       278,300
     13,200  W W GRAINGER INCORPORATED                                 347,325

                                                                     1,094,563
                                                                --------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
     39,100  CARDINAL HEALTH INCORPORATED                            3,448,130
     70,000  SAFEWAY INCORPORATED+                                   3,268,125
     18,600  SUPERVALU INCORPORATED                                    280,163
     46,900  SYSCO CORPORATION                                       2,172,056

                                                                     9,168,474
                                                                --------------

                                                                 1,778,432,781
TOTAL COMMON STOCK (COST $1,140,253,705)
                                                                --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.10%
TIME DEPOSITS - 1.03%
$18,557,232  CAISSE DES DEPOTS ET
             CONSIGNATIONS                         6.73%      10/02/00         18,557,232
                                                                           --------------
U.S. TREASURY BILLS - 0.07%
  1,305,000  U.S. TREASURY BILLS                   5.89[::]   02/01/01          1,278,234
                                                                           --------------

                                                                               19,835,466
TOTAL SHORT-TERM INSTRUMENTS (COST
$19,836,310)
                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,160,090,015)*                      99.95% $1,798,268,247
OTHER ASSETS AND LIABILITIES, NET            0.05         976,073
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,799,244,320
                                          -------  --------------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,357,854
  +  NON-INCOME PRODUCING SECURITIES.
[::] YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,163,089,083 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $766,064,839
GROSS UNREALIZED DEPRECIATION                       (130,885,675)
                                                    ------------
NET UNREALIZED APPRECIATION                         $635,179,164

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                         VALUE
COMMON STOCK - 87.69%
AUSTRALIA - 0.24%
$   148,700  LEND LEASE CORPORATION LIMITED
             (FINANCE)                                          $  1,675,009
                                                                ------------
AUSTRIA - 0.80%
     78,800  BRAMBLES INDUSTRIES LIMITED
             (BUSINESS SERVICES)                                   2,059,432
    337,100  BROKEN HILL PROPRIETARY
             COMPANY LIMITED (BUSINESS
             COMPUTER SERVICES)                                    3,495,992

                                                                   5,555,424
                                                                ------------
CANADA - 3.47%
    489,395  BCE INCORPORATED (BUSINESS
             SERVICES)+                                           11,400,318
    163,390  CANADIAN PACIFIC (BUSINESS
             SERVICES)+                                            4,245,918
    290,630  TORONTO-DOMINION BANK
             (FINANCE)+                                            8,537,528

                                                                  24,183,764
                                                                ------------
FINLAND - 2.32%
    382,446  SONERA OYJ (BUSINESS
             SERVICES)+                                            9,719,402
    771,811  STORA ENSO OYJ (BUSINESS
             COMPUTER SERVICES)                                    6,463,298

                                                                  16,182,700
                                                                ------------
FRANCE - 7.50%
    174,980  ALCATEL (CAPITAL EQUIPMENT)                          11,194,466
     44,999  CANAL PLUS (BUSINESS SERVICES)                        6,738,476
     53,584  CAP GEMINI SA (BUSINESS
             SERVICES)                                            10,071,444
    253,576  SANOFI-SYNTHELABO SA
             (WHOLESALE NONDURABLE GOODS)                         13,627,067
     72,539  TOTAL FINA ELF SA
             (COMMUNICATION EQUIPMENT)                            10,612,875

                                                                  52,244,328
                                                                ------------

SHARES
GERMANY - 11.69%
     22,430  ALLIANZ AG (FINANCE)                                  7,353,008
    192,817  BASF AG (BUSINESS COMPUTER
             SERVICES)                                             6,814,356
    210,640  DEUTSCHE BANK AG (FINANCE)                           17,472,122
    125,740  HYPOVEREINSBANK (BUSINESS
             SERVICES)                                             6,879,266
     48,525  MUENCHENER
             RUECKVERSICHERUNGS-GESELLSCHAFT
             AG (BUSINESS SERVICES)                               14,430,202
     48,533  SIEMENS AG (MULTI INDUSTRY)                           6,241,984
    430,796  E.ON AG (MULTI INDUSTRY)                             22,200,434

                                                                  81,391,372
                                                                ------------
ITALY - 2.36%
  3,024,170  BANCA INTESA SPA (FINANCE)                           11,661,773
    903,818  ENI SPA (ENERGY)                                      4,785,300

                                                                  16,447,073
                                                                ------------
JAPAN - 15.83%
        426  AMADA COMPANY LIMITED (CAPITAL
             EQUIPMENT)                                                3,528
         50  CREDIT SAISON COMPANY LIMITED
             (BUSINESS SERVICES)                                       1,087
    370,000  DAIWA HOUSE INDUSTRY COMPANY
             LIMITED (FINANCE)                                     4,338,238
        399  DDI CORPORATION (BUSINESS
             SERVICES)                                             2,621,599

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
JAPAN (continued)
      1,469  EAST JAPAN RAILWAY COMPANY
             (BUSINESS SERVICES)                                $  8,170,174
    255,000  FUJI PHOTO FILM COMPANY
             (CAPITAL EQUIPMENT)                                   8,542,477
    208,000  FUJITSU LIMITED (BUSINESS
             SERVICES)                                             4,831,390
     78,000  HONDA MOTOR COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                   2,872,849
    264,000  MATSUSHITA ELECTRIC INDUSTRIAL
             COMPANY LIMITED (WHOLESALE
             DURABLE GOODS)                                        6,913,937
  1,218,000  MITSUI & COMPANY LIMITED
             (MULTI INDUSTRY)                                      7,608,274
    326,000  MITSUI FUDOSAN COMPANY LIMITED
             (FINANCE)                                             4,084,805
    810,000  NIPPON EXPRESS COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                   4,325,097
  1,050,000  NISSAN MOTOR COMPANY LIMITED
             (BUSINESS SERVICES)                                   6,024,431
        134  NIPPON TELEGRAPH & TELEPHONE
             CORPORATION (NTT) (BUSINESS
             SERVICES)                                             3,844,161
    156,000  OMRON CORPORATION (BUSINESS
             SERVICES)                                             4,107,163
    124,200  SONY CORPORATION (CAPITAL
             EQUIPMENT)                                           12,597,003
    460,000  SUMITOMO ELECTRIC INDUSTRIES
             (CAPITAL EQUIPMENT)                                   7,939,108
  3,353,000  SUMITOMO METAL INDUSTRIES
             LIMITED (BUSINESS COMPUTER
             SERVICES)                                             1,954,831
     48,000  TDK CORPORATION (WHOLESALE
             DURABLE GOODS)                                        6,085,508
    232,000  YAMANOUCHI PHARMACEUTICAL
             COMPANY LIMITED (WHOLESALE
             DURABLE GOODS)                                       11,164,169
    419,000  YASUDA FIRE & MARINE INSURANCE
             COMPANY LIMITED (FINANCE)                             2,225,671

                                                                 110,255,500
                                                                ------------
KOREA, REPUBLIC OF - 0.57%
     22,000  SAMSUNG ELECTRONICS COMPANY
             (CAPITAL EQUIPMENT)                                   3,985,114
                                                                ------------
NETHERLANDS - 10.07%
    211,518  ASM LITHOGRAPHY HOLDING NV
             (CAPITAL EQUIPMENT)+                                  7,017,980
    197,790  HEINEKEN NV (WHOLESALE
             NONDURABLE GOODS)                                    10,995,674
    405,917  ING GROEP N.V.                                       27,036,208
    242,808  ROYAL DUTCH PETROLEUM COMPANY
             (ENERGY)                                             14,674,628
    448,356  TNT POST GROUP NV (BUSINESS
             SERVICES)                                            10,425,108

                                                                  70,149,598
                                                                ------------
SOUTH AFRICA - 0.32%
    303,000  SAPPI LIMITED (BUSINESS
             COMPUTER SERVICES)                                    2,244,900
                                                                ------------
SPAIN - 5.20%
  1,010,748  AMADEUS GLOBAL TRAVEL
             DISTRIBUTION SA (BUSINESS
             SERVICES)                                             8,945,833
    914,312  ENDESA SA (ENERGY)                                   17,185,058
    509,175  TELEFONICA SA (BUSINESS
             SERVICES)+                                           10,086,962

                                                                  36,217,853
                                                                ------------
SWEDEN - 3.25%
    182,000  SKANDIA FORSAKRINGS AB
             (FINANCE)                                             3,608,635
  1,249,752  TELEFONAKTIEBOLAGET LM
             ERICSSON "B" SHARES
             (COMMUNICATIONS)                                     19,006,390

                                                                  22,615,025
                                                                ------------
SWITZERLAND - 7.54%
     18,193  NOVARTIS AG (CAPITAL
             EQUIPMENT)                                           27,893,042
        671  ROCHE HOLDING AG (WHOLESALE
             NONDURABLE GOODS)                                     5,900,813

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
SWITZERLAND (continued)
    140,567  UBS AG (FINANCE)                                   $ 18,704,965

                                                                  52,498,820
                                                                ------------
TAIWAN - 0.02%
     21,825  ACER INCORPORATED (CAPITAL
             EQUIPMENT)                                              118,401
                                                                ------------
UNITED KINGDOM - 16.51%
    618,140  AIRTOURS PLC (BUSINESS
             SERVICES)                                             1,969,498
    243,522  ARM HOLDINGS PLC (BUSINESS
             SERVICES)                                             2,707,556
    640,050  BANK OF SCOTLAND (FINANCE)                            5,630,569
    194,940  BARCLAYS PLC (FINANCE)                                5,395,457
    623,190  BLUE CIRCLE INDUSTRIES PLC
             (BUSINESS COMPUTER SERVICES)                          3,796,113
    470,730  BRITISH LAND COMPANY PLC
             (FINANCE)                                             3,098,826
    989,350  CADBURY SCHWEPPES PLC (FOOD &
             KINDRED PRODUCTS)                                     5,851,017
    891,600  DIAGEO PLC (BUSINESS SERVICES)                        7,968,706
    576,514  ELECTROCOMPONENTS PLC
             (TECHNOLOGIES)                                        6,201,037
    305,320  FUTURES NETWORK PLC (BUSINESS
             COMPUTER SERVICES)                                    2,595,640
    611,113  GLAXO WELLCOME PLC
             (ELECTRONICS)                                        18,504,311
    226,810  GREAT UNIVERSAL STORES PLC
             (BUSINESS SERVICES)                                   1,441,956
    725,090  HAYS PLC (BUSINESS SERVICES)                          4,218,500
  2,266,005  KINGFISHER PLC (WHOLESALE
             NONDURABLE GOODS)                                    14,808,279
  2,241,690  LEGAL & GENERAL GROUP PLC
             (FINANCE)                                             5,435,517
  1,580,790  TELEWEST COMMUNICATIONS PLC
             (BUSINESS SERVICES)                                   3,085,102
    418,000  TESCO PLC (WHOLESALE
             NONDURABLE GOODS)                                     1,535,763
  5,547,353  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                     20,709,453

                                                                 114,953,300
                                                                ------------

                                                                 610,718,181
TOTAL COMMON STOCK (COST $581,515,597)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 10.12%
$ 2,020,137  WELLS FARGO MONEY MARKET
             FUND++                                5.81%       10/2/00        2,020,137
 68,455,590  BUSINESS CLASS PLUS                   4.66        10/2/00       68,455,590

                                                                             70,475,727
TOTAL SHORT-TERM INSTRUMENTS (COST
$70,475,727)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $651,991,324)*                        97.81% $681,193,908
OTHER ASSETS AND LIABILITIES, NET            2.19    15,220,761
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $696,414,669
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
 ++ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $654,925,614 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $76,936,047
GROSS UNREALIZED DEPRECIATION                       (50,667,753)
                                                    -----------
NET UNREALIZED APPRECIATION                         $26,268,294

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                         VALUE
COMMON STOCK - 92.41%
AUSTRALIA - 3.51%
$   286,000  BROKEN HILL PROPRIETARY
             COMPANY LIMITED
             (MANUFACTURING)                                    $  2,966,045
  1,280,000  FOSTER'S BREWING GROUP LIMITED
             (FOOD & KINDRED PRODUCTS)                             2,980,721
    366,000  NEWS CORPORATION LIMITED
             (PRINTING PUBLISHING
             INDUSTRIES)                                           5,153,442

                                                                  11,100,208
                                                                ------------
BRAZIL - 0.55%
    105,000  ARACRUZ CELULOSE SA ADR (PAPER
             PRODUCTS)                                             1,739,063
                                                                ------------
FINLAND - 0.96%
     76,000  NOKIA CORPORATION ADR
             (ELECTRONIC EQUIPMENT)                                3,025,750
                                                                ------------
FRANCE - 12.54%
     57,166  AXA (INSURANCE)                                       7,465,802
     21,000  CAP GEMINI SA (BUSINESS
             SERVICES)                                             3,947,079
     53,000  GROUPE DANONE (FOOD & KINDRED
             PRODUCTS)                                             7,277,168
    115,000  STMICROELECTRONICS NV
             (ELECTRONICS)                                         5,637,141
     32,000  SUEZ LYONNAISE DES EAUX
             (INDUSTRIAL)                                          4,961,337
     46,000  TOTAL FINA ELF SA (OIL & GAS)                         6,730,066
     49,000  VIVENDI (BUSINESS SERVICES)                           3,640,702

                                                                  39,659,295
                                                                ------------

SHARES
GERMANY - 7.87%
     16,000  ALLIANZ AG (INSURANCE)                                5,245,124
     40,000  DEUTSCHE BANK AG (BANKING)                            3,317,912
     45,000  INFINEON TECHNOLOGIES AG
             (ELECTRONICS)+                                        2,162,158
     85,000  METRO AG (RETAILERS)                                  3,480,277
     65,000  SGL CARBON AG (CHEMICALS)                             4,129,740
     25,000  SIEMENS AG (MANUFACTURING)                            3,215,330
     65,000  VEBA AG (ELECTRIC GAS &
             SANITARY)                                             3,349,679

                                                                  24,900,220
                                                                ------------
HONG KONG - 3.47%
    350,000  CHEUNG KONG HOLDINGS LIMITED
             (REAL ESTATE)                                         4,230,855
    640,000  CITIC PACIFIC LIMITED
             (INDUSTRIAL)                                          2,758,023
    285,000  HSBC HOLDINGS PLC (BANKING)                           3,984,282

                                                                  10,973,160
                                                                ------------
HUNGARY - 0.58%
    380,000  MAGYAR TAVKOZLESI RT
             (COMMUNICATIONS)                                      1,824,905
                                                                ------------
IRELAND - 2.56%
    148,000  ELAN COMPANY PLC ADR
             (CHEMICALS)+                                          8,103,000
                                                                ------------
ITALY - 3.12%
    780,000  BANCA INTESA SPA (BANKING)                            3,007,828
    503,000  ENI SPA (OIL & GAS)                                   2,663,153
    258,000  SAN PAOLO - IMI SPA (BANKING)                         4,193,593

                                                                   9,864,574
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
JAPAN - 14.08%
    250,000  FUJITSU LIMITED (ELECTRONICS)                      $  5,806,959
    425,000  NIKKO SECURITIES COMPANY
             LIMITED (FINANCIAL SERVICES)                          3,775,680
        450  NIPPON TELEGRAPH & TELEPHONE
             CORP. (NTT) (COMMUNICATIONS)                          4,414,215
    185,000  NOMURA SECURITIES COMPANY
             (FINANCIAL SERVICES)                                  4,023,228
    141,000  OMRON CORPORATION
             (ELECTRONICS)                                         3,712,243
      5,750  ORACLE CORPORATION JAPAN
             (BUSINESS SERVICES)                                   1,323,894
     62,000  SECOM COMPANY LIMITED
             (COMMERCIAL)                                          4,985,934
     53,300  SEVEN-ELEVEN JAPAN COMPANY
             LIMITED (RETAIL)                                      3,097,576
     26,700  SONY CORPORATION (ELECTRONICS)                        2,708,051
     67,000  TAKEDA CHEMICAL INDUSTRIES
             (CHEMICALS)                                           4,426,985
     90,000  TOYOTA MOTOR CORPORATION
             (TRANSPORTATION EQUIPMENT)                            3,556,358
    125,000  USHIO INCORPORATED
             (ELECTRONICS)                                         2,695,262

                                                                  44,526,385
                                                                ------------
KOREA, REPUBLIC OF - 1.02%
     96,000  KOREA TELECOM CORPORATION SP
             ADR (COMMUNICATIONS)                                  3,228,000
                                                                ------------
MEXICO - 4.31%
  1,315,000  GRUPO TELEVISA SA DE CV
             (COMMUNICATIONS)                                      3,815,214
  2,430,000  TELEFONOS DE MEXICO SA
             (COMMUNICATIONS)                                      6,496,961
  1,583,700  WALMART DE MEXICO (RETAIL)                            3,313,618

                                                                  13,625,793
                                                                ------------
NETHERLANDS - 4.87%
    121,600  KONINKLIJKE AHOLD NV (FOOD &
             KINDRED PRODUCTS)                                     3,447,635
    165,200  KONINKLIJKE PHILIPS ELECTRONIC
             NV (ELECTRONICS)                                      7,109,511
     81,000  ROYAL DUTCH PETROLEUM CO. NY
             SHARES (PETROLEUM)                                    4,854,938

                                                                  15,412,084
                                                                ------------
NORWAY - 1.11%
    206,000  PETROLEUM GEO-SERVICES (OIL &
             GAS)+                                                 3,494,452
                                                                ------------

PRINCIPAL
SINGAPORE - 1.63%
$   467,000  DBS GROUP HOLDINGS LIMITED
             (BANKING)                                             5,152,283
                                                                ------------
SPAIN - 2.28%
    367,000  BANCO SANTANDER SA (BANKING)                          4,028,686
    160,220  TELEFONICA SA
             (COMMUNICATIONS)+                                     3,174,023

                                                                   7,202,709
                                                                ------------
SWEDEN - 1.56%
    332,000  TELFONAKTIEBOLAGET LM ERICSSON
             AB ADR (ELECTRONICS)                                  4,917,750
                                                                ------------
SWITZERLAND - 6.29%
      4,700  ADECCO SA (BUSINESS SERVICES)                         3,045,521
      1,230  JULIUS BAER HOLDING LIMITED
             ZURICH (INVESTMENT OFFICES)                           6,379,712
      2,600  NESTLE SA (FOOD & KINDRED
             PRODUCTS)                                             5,415,288
      3,300  NOVARTIS AG (CHEMICALS)                               5,059,476

                                                                  19,899,997
                                                                ------------

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--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                         VALUE
TAIWAN - 1.75%
$   141,000  ASE TEST LIMITED
             (ELECTRONICS)+                                     $  2,961,000
    390,767  RITEK CORPORATION GDR
             (INDUSTRIAL MACHINERY)+                               2,581,837

                                                                   5,542,837
                                                                ------------

SHARES
UNITED KINGDOM - 18.35%
    485,000  AMVESCAP PLC (FINANCIAL
             SERVICES)                                            10,497,944
    195,000  ARM HOLDINGS PLC ADR
             (ELECTRONICS)+                                        6,422,813
    445,000  BP AMOCO PLC (OIL & GAS)                              3,960,755
    235,000  BRITISH TELECOMMUNICATIONS PLC
             (COMMUNICATIONS)                                      2,470,352
    375,000  DIAGEO PLC (EATING & DRINKING
             PLACES)                                               3,351,576
  1,355,000  INVENSYS PLC (ENGINEERING
             ACCOUNTING RESEARCH & RELATED
             SERVICES)                                             2,959,976
     70,300  NDS GROUP PLC ADR
             (COMMUNICATIONS)+                                     5,413,100
    418,000  ROYAL BANK OF SCOTLAND GROUP
             (BANKING)                                             8,825,228
    175,000  RYANAIR HOLDINGS PLC ADR (AIR
             TRANSPORTATION)+                                      6,737,500
     56,000  SMITHKLINE BEECHAM PLC ADR
             (CHEMICALS)                                           3,843,000
    952,504  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                      3,555,901

                                                                  58,038,145
                                                                ------------

                                                                 292,230,610
TOTAL COMMON STOCK (COST $283,696,879)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 7.65%
REPURCHASE AGREEMENTS - 7.65%
$24,179,804  BANC OF AMERICA NT & SA - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES
             (FINANCIAL SERVICES)                  6.65%      10/02/00       24,179,804
                                                                           ------------

                                                                             24,179,804
TOTAL SHORT-TERM INSTRUMENTS (COST
$24,179,804)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $307,876,683)*                       100.06% $316,410,414
OTHER ASSETS AND LIABILITIES, NET           (0.06)     (174,628)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $316,235,786
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $307,977,912 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $40,149,614
GROSS UNREALIZED DEPRECIATION                       (31,717,112)
                                                    -----------
NET UNREALIZED APPRECIATION                         $ 8,432,502

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
COMMON STOCK - 98.46%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.29%
    340,100  FASTENAL COMPANY                                   $   19,598,262
  2,857,417  HOME DEPOT INCORPORATED                               151,621,690

                                                                   171,219,952
                                                                --------------
BUSINESS SERVICES - 18.94%
    964,900  AMERICA ONLINE INCORPORATED+                           51,863,375
    947,200  AUTOMATIC DATA PROCESSING
             INCORPORATED                                           63,344,000
    444,400  DST SYSTEMS INCORPORATED+                              52,217,000
  1,804,500  FIRST DATA CORPORATION                                 70,488,280
  1,019,612  FISERV INCORPORATED+                                   61,049,269
  3,274,100  IMS HEALTH INCORPORATED                                67,937,575
  2,403,760  MICROSOFT CORPORATION+                                144,826,540
    961,300  ORACLE CORPORATION+                                    75,702,375
    590,600  SUNGARD DATA SYSTEMS
             INCORPORATED+                                          25,285,063

                                                                   612,713,477
                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 7.33%
    797,300  MERCK & COMPANY INCORPORATED                           59,349,019
  3,956,625  PFIZER INCORPORATED                                   177,800,836

                                                                   237,149,855
                                                                --------------
DEPOSITORY INSTITUTIONS - 1.66%
    411,900  STATE STREET CORPORATION                               53,547,000
                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 11.68%
  4,461,600  INTEL CORPORATION                                     185,714,100
  2,707,800  NOKIA CORPORATION ADR                                 107,804,287
  5,700,300  TELFONAKTIEBOLAGET LM ERICSSON
             AB ADR                                                 84,435,694

                                                                   377,954,081
                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.95%
  2,431,698  PAYCHEX INCORPORATED                                  127,664,145
                                                                --------------
FOOD & KINDRED PRODUCTS - 1.31%
    765,900  COCA-COLA COMPANY                                      42,220,238
                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 16.61%
  3,816,000  CISCO SYSTEMS INCORPORATED+                           210,834,000
  1,574,700  EMC CORPORATION+                                      156,092,138
  3,691,500  SOLECTRON CORPORATION+                                170,270,437

                                                                   537,196,575
                                                                --------------
INSURANCE CARRIERS - 5.53%
  1,868,911  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                          178,831,421
                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 6.24%
    398,500  JDS UNIPHASE CORPORATION+                              37,732,969

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
  3,167,900  MEDTRONIC INCORPORATED                             $  164,136,819

                                                                   201,869,788
                                                                --------------
MISCELLANEOUS RETAIL - 2.87%
  1,402,300  COSTCO WHOLESALE CORPORATION+                          48,992,856
  3,085,275  STAPLES INCORPORATED+                                  43,772,339

                                                                    92,765,195
                                                                --------------
OIL & GAS EXTRACTION - 0.74%
    292,700  SCHLUMBERGER LIMITED                                   24,092,869
                                                                --------------
PERSONAL SERVICES - 1.67%
  1,239,500  CINTAS CORPORATION                                     53,995,719
                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 13.05%
  4,843,537  CHARLES SCHWAB CORPORATION                            171,945,563
  1,542,050  GOLDMAN SACHS GROUP
             INCORPORATED                                          175,697,322
  1,588,000  T. ROWE PRICE                                          74,536,750

                                                                   422,179,635
                                                                --------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.59%
    584,400  CARDINAL HEALTH INCORPORATED                           51,536,775
                                                                --------------

                                                                 3,184,936,725
TOTAL COMMON STOCK (COST $1,817,531,476)
                                                                --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.58%
REPURCHASE AGREEMENTS - 1.58%
$51,130,678  BANC OF AMERICA NT & SA - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%       10/2/00         51,130,678
                                                                           --------------

                                                                               51,130,678
TOTAL SHORT-TERM INSTRUMENTS (COST
$51,130,678)
                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,868,662,154)*                     100.04% $3,236,067,403
OTHER ASSETS AND LIABILITIES, NET           (0.04)     (1,284,337)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $3,234,783,066
                                          -------  --------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,869,319,620 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,512,049,237
GROSS UNREALIZED DEPRECIATION                        (145,301,454)
                                                    -------------
NET UNREALIZED APPRECIATION                         $1,366,747,783

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
COMMON STOCK - 91.97%
AGRICULTURAL PRODUCTION-CROPS - 0.29%
     29,400  CHIQUITA BRANDS INTERNATIONAL
             INCORPORATED                                      $     91,875
     16,900  DELTA & PINE LAND COMPANY                              434,119

                                                                    525,994
                                                               ------------
AGRICULTURAL PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.10%
      8,100  MICHAEL FOODS INCORPORATED                             189,338
                                                               ------------
AMUSEMENT & RECREATION SERVICES - 0.36%
      5,100  ANCHOR GAMING+                                         405,769
     11,600  PINNACLE ENTERTAINMENT
             INCORPORATED+                                          252,300

                                                                    658,069
                                                               ------------
APPAREL & ACCESSORY STORES - 1.27%
     12,700  ANNTAYLOR STORES CORPORATION+                          488,156
      5,900  ASHWORTH INCORPORATED+                                  46,463
     19,600  BURLINGTON COAT FACTORY
             WAREHOUSE CORPORATION                                  280,525
     11,000  CATO CORPORATION                                       137,500
      7,700  CHICO'S FAS INCORPORATED+                              261,800
      7,900  DRESS BARN INCORPORATED+                               165,900
      5,500  FACTORY 2-U STORES
             INCORPORATED+                                          168,094
      8,600  FOOTSTAR INCORPORATED+                                 277,888
     14,400  GOODY'S FAMILY CLOTHING
             INCORPORATED+                                           56,700
     10,800  GYMBOREE CORPORATION+                                   58,725
      6,200  J. BAKER INCORPORATED                                   27,900
     14,000  PACIFIC SUNWEAR OF CALIFORNIA
             INCORPORATED+                                          262,500
      6,100  WET SEAL INCORPORATED+                                  95,694

                                                                  2,327,845
                                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.47%
      7,100  CYRK INCORPORATED+                                      24,406
      2,900  HAGGAR CORPORATION                                      36,250
     13,000  HARTMARX CORPORATION+                                   39,000
     10,600  KELLWOOD COMPANY                                       193,450
     13,800  NAUTICA ENTERPRISES
             INCORPORATED+                                          178,538
      5,400  OSHKOSH B'GOSH INCORPORATED                             82,181
     12,000  PHILLIPS-VAN HEUSEN
             CORPORATION                                            123,750
      9,900  QUIKSILVER INCORPORATED+                               190,575

                                                                    868,150
                                                               ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.39%
     23,900  COPART INC+                                            331,612
      7,400  DISCOUNT AUTO PARTS
             INCORPORATED+                                           56,888
     22,600  O'REILLY AUTOMOTIVE
             INCORPORATED+                                          330,525

                                                                    719,025
                                                               ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.31%
     16,100  CENTRAL PARKING CORPORATION                       $    318,981
      6,800  MIDAS INCORPORATED                                      95,200
     25,600  ROLLINS TRUCK LEASING
             CORPORATION                                            161,600

                                                                    575,781
                                                               ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.13%
     31,987  D.R. HORTON INCORPORATED                               549,777
      9,400  MDC HOLDINGS INCORPORATED                              244,400
      3,900  NVR INCORPORATED+                                      315,900
      5,700  RYLAND GROUP INCORPORATED                              176,700
     13,100  STANDARD PACIFIC CORPORATION                           235,800
     16,000  TOLL BROTHERS INCORPORATED+                            550,000

                                                                  2,072,577
                                                               ------------
BUSINESS SERVICES - 11.42%
      8,700  AARON RENTS INCORPORATED                               112,013
     10,000  ABM INDUSTRIES INCORPORATED                            271,875
      6,000  ADMINISTAFF INCORPORATED+                              454,200
      9,000  ADVO INCORPORATED+                                     297,000
     18,400  AMERICAN MANAGEMENT SYSTEMS
             INCORPORATED+                                          316,250
     10,000  ANALYSTS INTERNATIONAL
             CORPORATION                                             72,188
     11,500  ASPEN TECHNOLOGY INCORPORATED+                         518,938
     17,300  AVANT! CORPORATION+                                    315,725
     13,500  AVT CORPORATION+                                        75,094
      9,900  AWARE INCORPORATED+                                    381,150
      6,100  BARRA INCORPORATED+                                    378,581
     12,300  BISYS GROUP INCORPORATED+                              950,944
      5,400  BROOKTROUT INCORPORATED+                               177,863
     24,400  CATALINA MARKETING
             CORPORATION+                                           918,050
     15,000  CERNER CORPORATION+                                    696,563
     17,800  CHOICEPOINT INCORPORATED+                              816,575
     26,300  CIBER INCORPORATED+                                    216,975
     19,100  COGNEX CORPORATION+                                    753,256
      9,200  COMPUTER TASK GROUP
             INCORPORATED                                            28,750
     17,500  DENDRITE INTERNATIONAL
             INCORPORATED+                                          469,219
     13,000  EDGEWATER TECHNOLOGY
             INCORPORATED+                                           68,250
     21,800  ELOYALTY CORPORATION+                                  277,950
     18,300  EPICOR SOFTWARE CORPORATION+                            64,050
     10,400  EPRESENCE INCORPORATED+                                 70,200
     14,400  FACTSET RESEARCH SYSTEMS
             INCORPORATED                                           541,440
      6,400  FAIR ISAAC AND COMPANY
             INCORPORATED                                           273,200
     15,100  FILENET CORPORATION+                                   274,631
      9,700  GERBER SCIENTIFIC INCORPORATED                          83,663
      8,800  GREAT PLAINS SOFTWARE INC+                             247,500
      8,500  HEIDRICK & STRUGGLES
             INTERNATIONAL INCORPORATED+                            436,688
     18,000  HENRY (JACK) & ASSOCIATES                              780,750
     12,700  HNC SOFTWARE INCORPORATED+                           1,039,004
     14,300  HYPERION SOLUTIONS
             CORPORATION+                                           370,013

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
BUSINESS SERVICES (continued)
     12,800  INFORMATION RESOURCES
             INCORPORATED+                                     $     87,200
      5,200  INSURANCE AUTO AUCTIONS
             INCORPORATED+                                           84,175
      5,400  KRONOS INCORPORATED+                                   162,000
     18,500  LABOR READY INCORPORATED+                               77,469
      7,200  MEMBERWORKS INCORPORATED+                              236,700
     16,600  MIDWAY GAMES INCORPORATED+                             116,200
     14,500  NATIONAL DATA CORPORATION                              475,781
     22,200  NATIONAL INSTRUMENTS
             CORPORATION+                                           979,575
      9,500  NETWORK EQUIPMENT TECHNOLOGIES
             INCORPORATED+                                          101,531
     10,100  ON ASSIGNMENT INCORPORATED+                            316,888
     14,000  PENTON MEDIA INCORPORATED                              385,000
     11,600  PHOENIX TECHNOLOGIES LIMITED+                          184,875
     15,700  PROGRESS SOFTWARE CORPORATION+                         213,913
      9,600  PROJECT SOFTWARE & DEVELOPMENT
             INCORPORATED+                                          149,250
      6,700  QRS CORPORATION+                                       100,919
      7,500  RADISYS CORPORATION+                                   379,219
     14,000  REMEDY CORPORATION+                                    264,250
     17,600  RSA SECURITY INCORPORATED+                             759,000
     40,600  S3 INCORPORATED+                                       418,688
     13,000  SAGA SYSTEMS INCORPORATED+                             136,500
     28,200  SPHERION CORPORATION+                                  336,638
      4,300  SPSS INCORPORATED+                                     115,294
      6,200  STARTEK INCORPORATED+                                  179,800
     14,400  SYSTEMS & COMPUTER TECHNOLOGY
             CORPORATION+                                           252,900
      8,500  THQ INCORPORATED+                                      197,625
     22,000  TRUE NORTH COMMUNICATIONS
             INCORPORATED                                           786,500
     13,800  VERITY INCORPORATED+                                   492,488
      6,700  VOLT INFORMATION SCIENCES
             INCORPORATED+                                          144,050

                                                                 20,882,976
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 7.63%
     26,400  ADVANCED TISSUE SCIENCES
             INCORPORATED+                                          196,350
     20,800  ALLIANCE PHARMACEUTICAL
             CORPORATION+                                           317,200
     17,600  ALPHARMA INCORPORATED                                1,075,800
      9,800  ARCH CHEMICALS INCORPORATED                            178,850
     15,200  BARR LABORATORIES
             INCORPORATED+                                        1,007,950
     10,400  BIOMATRIX INCORPORATED+                                182,000
     10,000  BRADY CORPORATION                                      302,500
     11,100  CAMBREX CORPORATION                                    410,700
      6,800  CHEMFIRST INCORPORATED                                 141,525
     23,700  COR THERAPEUTICS INCORPORATED+                       1,476,806
     19,700  DURA PHARMACEUTICALS
             INCORPORATED+                                          696,888
     12,100  IMMUNE RESPONSE CORPORATION+                            83,188
     10,300  LILLY INDUSTIRES INCORPORATED
             CLASS A                                                303,850
     13,800  MACDERMID INCORPORATED                                 289,800
     12,900  MEDICIS PHARMACEUTICAL
             CORPORATION+                                           793,350
     11,500  MISSISSIPPI CHEMICAL
             CORPORATION                                             46,000
      7,400  NATURES SUNSHINE PRODUCT
             INCORPORATED                                            55,038

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     30,200  NBTY INCORPORATED+                                $    197,244
      9,700  NOVEN PHARMACEUTICALS
             INCORPORATED+                                          414,675
     10,500  OM GROUP INCORPORATED                                  458,063
     17,500  OMNOVA SOLUTIONS INCORPORATED                           97,344
     11,200  PAREXEL INTERNATIONAL
             CORPORATION+                                            95,200
      3,300  PENFORD CORPORATION                                     51,150
     42,700  POLYONE CORPORATION                                    312,244
     18,900  PROTEIN DESIGN LABS
             INCORPORATED+                                        2,277,450
      3,900  QUAKER CHEMICAL CORPORATION                             66,300
     12,400  SCOTTS COMPANY+                                        415,400
     23,700  VERTEX PHARMACEUTICALS
             INCORPORATED+                                        2,002,650

                                                                 13,945,515
                                                               ------------
COMMUNICATIONS - 0.32%
      9,900  AUDIOVOX CORPORATION+                                  149,119
     24,600  BRIGHTPOINT INCORPORATED+                              123,769
     23,000  GENERAL COMMUNICATIONS
             INCORPORATED+                                          164,594
     34,600  TALK.COM INCORPORATED+                                 152,456

                                                                    589,938
                                                               ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.74%
     12,300  APOGEE ENTERPRISES
             INCORPORATED                                            69,956
      4,400  CHEMED CORPORATION                                     139,975
     18,500  DYCOM INDUSTRIES INCORPORATED+                         770,063
     11,000  INSITUFORM TECHNOLOGIES
             CLASS A+                                               369,875

                                                                  1,349,869
                                                               ------------
DEPOSITORY INSTITUTIONS - 5.68%
     10,200  ANCHOR BANCORP WISCONSIN
             INCORPORATED                                           160,013
     17,600  CENTURA BANKS INCORPORATED                             674,300
     11,700  CHITTENDEN CORPORATION                                 300,544
     13,700  COMMERCE BANCORP INCORPORATED                          797,169
     24,900  COMMERCIAL FEDERAL CORPORATION                         476,213
     19,800  COMMUNITY FIRST BANKSHARES
             INCORPORATED                                           347,738
     23,000  CULLEN/FROST BANKERS
             INCORPORATED                                           747,500
     12,400  DOWNEY FINANCIAL CORPORATION                           489,800
     11,800  FIRST BANCORP/PUERTO RICO                              288,363
     18,100  FIRST MIDWEST BANCORP
             INCORPORATED                                           481,913
      5,100  GBC BANCORP                                            173,719
     21,400  HUDSON UNITED BANCORP                                  591,175
     19,500  IMPERIAL BANCORP+                                      372,938
     13,200  INVESTORS FINANCIAL SERVICES
             CORPORATION                                            833,245
     10,200  MAF BANCORP INCORPORATED                               253,725
     12,200  PROVIDENT BANKSHARES
             CORPORATION                                            204,350
      9,100  QUEENS COUNTY BANCORP
             INCORPORATED                                           262,763
     12,500  RIGGS NATIONAL CORPORATION                             153,125
     19,000  SOUTH FINANCIAL GROUP
             INCORPORATED                                           239,875
     12,600  SOUTHWEST BANCORPORATION OF
             TEXAS INCORPORATED+                                    411,863

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
     16,000  STATEN ISLAND BANCORP
             INCORPORATED                                      $    320,000
     17,300  SUSQUEHANNA BANCSHARES
             INCORPORATED                                           263,825
     23,600  TRUSTCO BANK CORP NY                                   290,575
     18,500  UNITED BANKSHARES INCORPORATED                         363,063
     23,000  WASHINGTON FEDERAL
             INCORPORATED                                           523,250
     10,000  WHITNEY HOLDING CORPORATION                            363,125

                                                                 10,384,169
                                                               ------------
EATING & DRINKING PLACES - 1.59%
     11,800  APPLEBEE'S INTERNATIONAL
             INCORPORATED                                           271,400
     11,900  CEC ENTERTAINMENT
             INCORPORATED+                                          380,800
     13,600  CHEESECAKE FACTORY+                                    588,200
     22,300  CKE RESTAURANTS INCORPORATED                            68,294
     12,900  CONSOLIDATED PRODUCTS
             INCORPORATED+                                          103,200
      8,800  IHOP CORPORATION+                                      168,300
     16,900  JACK IN THE BOX INCORPORATED+                          362,293
      9,800  LANDRY'S SEAFOOD RESTAURANTS
             INCORPORATED                                            66,763
      9,900  LUBY'S INCORPORATED                                     52,594
      5,600  MORRISON MANAGEMENT
             SPECIALISTS INCORPORATED                               165,480
     27,000  RUBY TUESDAY INCORPORATED                              303,750
     14,300  RYAN'S FAMILY STEAK HOUSES
             INCORPORATED+                                          109,931
      7,700  SONIC CORPORATION+                                     242,550
      5,100  TACO CABANA INCORPORATED
             CLASS A+                                                21,994

                                                                  2,905,549
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.22%
      4,000  AMERICAN STATES WATER COMPANY                          121,000
     14,000  ATMOS ENERGY CORPORATION                               288,750
     20,800  AVISTA CORPORATION                                     468,000
      3,300  BANGOR HYDRO-ELECTRIC COMPANY                           79,819
      4,900  CASCADE NATURAL GAS
             CORPORATION                                             85,750
      5,100  CENTRAL VERMONT PUBLIC SERVICE
             CORPORATION                                             51,956
      7,400  CH ENERGY GROUP INCORPORATED                           295,075
     13,300  ENERGEN CORPORATION                                    395,675
      2,400  GREEN MOUNTAIN POWER
             CORPORATION                                             18,150
      8,300  LACLEDE GAS COMPANY                                    179,488
      7,800  NEW JERSEY RESOURCES
             CORPORATION                                            316,875
     11,100  NORTHWEST NATURAL GAS COMPANY                          252,525
     10,200  NORTHWESTERN CORPORATION                               198,900
      5,700  NUI CORPORATION                                        172,069
     18,100  PHILADELPHIA SUBURBAN
             CORPORATION                                            419,694
     14,000  PIEDMONT NATURAL GAS COMPANY                           428,750
     15,500  RGS ENERGY GROUP INCORPORATED                          436,905
     21,900  SOUTHERN UNION COMPANY+                                433,894
     13,900  SOUTHWEST GAS CORPORATION                              291,031
     11,100  SOUTHWESTERN ENERGY COMPANY                             97,125
     12,000  UGI CORPORATION                                        291,000
      6,300  UIL HOLDINGS CORPORATION                               324,056

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     14,300  UNISOURCE ENERGY CORPORATION                      $    234,163

                                                                  5,880,650
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 11.76%
     10,600  ACTEL CORPORATION+                                     380,938
     16,500  ADAPTIVE BROADBAND
             CORPORATION+                                           321,750
     13,000  AEROFLEX INCORPORATED+                                 632,125
     12,300  ALLEN TELECOM INCORPORATED+                            208,331
     18,200  ALLIANCE SEMICONDUCTOR
             CORPORATION+                                           361,725
     18,900  ALPHA INDUSTRIES INCORPORATED+                         643,781
     10,200  APPLICA INCORPORATED+                                   63,113
     16,700  ARTESYN TECHNOLOGIES
             INCORPORATED+                                          486,388
     22,800  ASPECT COMMUNICATIONS
             CORPORATION+                                           470,250
      9,300  AXT INCORPORATED+                                      388,856
     14,900  BALDOR ELECTRIC COMPANY                                302,656
      8,400  BENCHMARK ELECTRONICS
             INCORPORATED+                                          436,800
     12,100  BMC INDUSTRIES INCORPORATED                             83,188
     11,600  C&D TECHNOLOGIES INCORPORATED                          658,300
     14,900  C-COR.NET CORPORATION+                                 228,156
     19,000  CABLE DESIGN TECHNOLOGIES+                             461,938
      5,000  CACI INTERNATIONAL
             INCORPORATED+                                          107,188
     13,300  CHECKPOINT SYSTEMS
             INCORPORATED+                                          100,581
      7,200  CONCORD COMMUNICATIONS
             INCORPORATED+                                          190,800
     12,200  CTS CORPORATION                                        617,625
     26,700  DALLAS SEMICONDUCTOR
             CORPORATION                                            877,763
      5,900  DAVOX CORPORATION+                                      59,369
      9,800  DIONEX CORPORATION+                                    270,725
     32,400  DMC STRATEX NETWORKS
             INCORPORATED+                                          520,425
     11,800  ELECTRO SCIENTIFIC INDUSTRIES
             INCORPORATED+                                          414,475
     19,100  ESS TECHNOLOGY INCORPORATED+                           273,369
     16,700  GENERAL SEMICONDUCTOR
             INCORPORATED+                                          203,531
     15,000  HARMAN INTERNATIONAL
             INDUSTRIES INCORPORATED                                586,500
      9,900  HELIX TECHNOLOGY CORPORATION                           295,763
     11,000  HUTCHINSON TECHNOLOGY
             INCORPORATED+                                          231,688
      6,600  INNOVEX INCORPORATED                                    89,925
     11,700  INTER-TEL INCORPORATED                                 133,088
     14,500  INTERVOICE-BRITE INCORPORATED+                         152,250
      6,700  ITRON INCORPORATED+                                     41,038
     38,600  KEMET CORPORATION+                                   1,066,320
      9,400  MERCURY COMPUTER SYSTEMS
             INCORPORATED+                                          261,438
     15,700  METHODE ELECTRONICS
             INCORPORATED                                           695,706
      3,100  NATIONAL PRESTO INDUSTRIES
             INCORPORATED                                            92,806
     34,100  P-COM INCORPORATED+                                    225,913
      4,600  PARK ELECTROCHEMICAL
             CORPORATION                                            255,875
     12,400  PHOTRONICS INCORPORATED+                               270,475
     21,600  PLANTRONICS INCORPORATED+                              820,800
     16,300  PLEXUS CORPORATION+                                  1,149,144
     11,300  PROXIM INCORPORATED+                                   502,850

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
     27,400  READ-RITE CORPORATION+                            $    308,250
      6,600  ROYAL APPLIANCE MANUFACTURING
             COMPANY+                                                39,188
      5,000  SALTON INCORPORATED+                                   161,563
     15,000  SILICON VALLEY GROUP+                                  394,688
     15,300  SLI INCORPORATED                                       111,881
     13,100  SPEEDFAM INTERNATIONAL
             INCORPORATED+                                          149,831
      7,000  STANDARD MICROSYSTEMS
             CORPORATION+                                           152,688
     10,000  SYMMETRICOM INCORPORATED+                              156,250
      7,200  TECHNITROL INCORPORATED                                727,200
      8,100  TELCOM SEMICONDUCTOR
             INCORPORATED+                                          120,488
     13,600  TELEDYNE TECHNOLOGIES
             INCORPORATED+                                          396,100
      6,800  THOMAS INDUSTRIES INCORPORATED                         137,700
      9,500  THREE-FIVE SYSTEMS
             INCORPORATED+                                          277,875
     16,700  VALENCE TECHNOLOGY
             INCORPORATED+                                          288,075
      9,600  VIASAT INCORPORATED+                                   214,800
     18,600  VICOR CORPORATION+                                   1,009,050
      7,300  ZIXIT CORPORATION+                                     222,650

                                                                 21,504,002
                                                               ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.07%
     18,700  BILLING INFORMATION CONCEPTS+                           59,606
     24,100  BIO-TECHNOLOGY GENERAL
             CORPORATION*+                                          275,644
      8,400  CDI CORPORATION+                                       134,400
     15,400  CEPHALON INCORPORATED+                                 746,900
      6,800  F.Y.I. INCORPORATED+                                   254,150
      9,100  FRANKLIN COVEY COMPANY+                                 66,544
      9,300  MAXIMUS INCORPORATED+                                  205,763
     15,100  ORGANOGENESIS INCORPORATED+                            221,970
     11,100  PHARMACEUTICAL PRODUCT
             DEVELOPMENT INCORPORATED+                              294,844
     21,900  PROFIT RECOVERY GROUP
             INTERNATIONAL INCORPORATED+                            216,263
     16,200  REGENERON PHARMACEUTICALS
             INCORPORATED+                                          528,523
     17,500  TETRA TECH INCORPORATED+                               499,844
      7,200  URS CORPORATION+                                        95,400
     40,800  US ONCOLOGY INCORPORATED+                              184,875

                                                                  3,784,726
                                                               ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
1.23%
      4,000  ALLIANT TECHSYSTEMS
             INCORPORATED+                                          328,500
     15,800  APTARGROUP INCORPORATED                                378,213
      2,800  BUTLER MANUFACTURING COMPANY                            64,225
     13,100  GRIFFON CORPORATION+                                    99,069
      3,700  INSTEEL INDUSTRIES
             INCORPORATED                                            15,031
     19,800  MASCOTECH INCORPORATED                                 327,938
      6,600  MATERIAL SCIENCES CORPORATION+                          75,075
      7,900  SHAW GROUP INCORPORATED+                               556,950
     11,900  STURM, RUGER & COMPANY
             INCORPORATED                                            97,431
     20,900  TOWER AUTOMOTIVE INCORPORATED+                         195,938

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT (continued)
     11,700  WATTS INDUSTRIES INCORPORATED                     $    117,000

                                                                  2,255,370
                                                               ------------
FOOD & KINDRED PRODUCTS - 1.39%
      4,300  AGRIBRANDS INTERNATIONAL
             INCORPORATED+                                          187,588
      8,100  AMERICAN ITALIAN PASTA
             COMPANY+                                               155,419
      3,900  COCA-COLA BOTTLING COMPANY                             163,556
      8,100  CONSTELLATION BRANDS
             INCORPORATED+                                          439,931
     15,500  CORN PRODUCTS INTERNATIONAL
             INCORPORATED                                           352,625
     18,700  EARTHGRAINS COMPANY                                    344,781
      3,800  J&J SNACK FOODS CORPORATION+                            49,163
     13,200  RALCORP HOLDINGS INCORPORATED+                         186,450
     24,900  SMITHFIELD FOODS INCORPORATED+                         653,625

                                                                  2,533,138
                                                               ------------
FOOD STORES - 0.51%
     16,900  GREAT ATLANTIC & PACIFIC TEA
             COMPANY INCORPORATED                                   186,956
      5,500  PANERA BREAD COMPANY CLASS A+                          114,813
     11,600  WHOLE FOODS MARKET
             INCORPORATED+                                          622,775

                                                                    924,544
                                                               ------------
FURNITURE & FIXTURES - 0.52%
      5,200  BASSETT FURNITURE INDUSTRIES
             INCORPORATED                                            73,775
     17,500  ETHAN ALLEN INTERIORS
             INCORPORATED                                           495,469
     26,800  LA-Z-BOY INCORPORATED                                  390,275

                                                                    959,519
                                                               ------------
GENERAL MERCHANDISE STORES - 0.81%
     14,900  99 CENTS ONLY STORES+                                  747,793
     13,000  AMES DEPARTMENT STORES
             INCORPORATED+                                           75,156
     21,800  CASEY'S GENERAL STORES
             INCORPORATED                                           283,400
      5,600  GOTTSCHALKS INCORPORATED+                               34,300
     13,100  SHOPKO STORES INCORPORATED+                            135,913
     19,000  STEIN MART INCORPORATED+                               205,438

                                                                  1,482,000
                                                               ------------
HEALTH SERVICES - 2.63%
     26,100  COVENTRY HEALTH CARE
             INCORPORATED+                                          394,763
      3,600  CURATIVE HEALTH SERVICES
             INCORPORATED+                                           19,575
     11,300  ENZO BIOCHEM INCORPORATED+                             548,050
     29,400  HOOPER HOLMES INCORPORATED                             279,594
     15,300  IDEXX LABORATORIES
             INCORPORATED+                                          409,275
     11,200  LASER VISION CENTERS
             INCORPORATED+                                           48,650
     21,400  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                          712,888
      7,000  PEDIATRIX MEDICAL GROUP
             INCORPORATED*+                                          90,563
      9,000  PROVINCE HEALTHCARE COMPANY+                           359,438
     20,300  RENAL CARE GROUP INCORPORATED+                         378,088

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
HEALTH SERVICES (continued)
     12,000  SIERRA HEALTH SERVICES
             INCORPORATED+                                     $     56,250
     10,600  SYNCOR INTERNATIONAL
             CORPORATION+                                           390,213
     13,200  UNIVERSAL HEALTH SERVICES
             INCORPORATED+                                        1,130,247

                                                                  4,817,594
                                                               ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.22%
     18,000  FOSTER WHEELER CORPORATION                             130,500
     23,100  WASHINGTON GROUP INTERNATIONAL
             INCORPORATED+                                          264,206

                                                                    394,706
                                                               ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.05%
      5,300  4KIDS ENTERTAINMENT
             INCORPORATED+                                           89,438
                                                               ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.73%
     14,800  BOMBAY COMPANY INCORPORATED+                            36,075
      9,100  COST PLUS INCORPORATED+                                274,138
     17,600  LINENS 'N THINGS INCORPORATED+                         448,800
     42,600  PIER 1 IMPORTS INCORPORATED                            577,762

                                                                  1,336,775
                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.34%
     18,000  AZTAR CORPORATION+                                     276,750
     13,000  MARCUS CORPORATION                                     136,500
     19,900  PRIME HOSPITALITY CORPORATION+                         201,488

                                                                    614,738
                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.75%
     16,400  ANIXTER INTERNATIONAL
             INCORPORATED+                                          477,650
     17,300  APW LIMITED+                                           843,375
      8,500  ASTEC INDUSTRIES INCORPORATED+                          92,969
     13,100  AUSPEX SYSTEMS INCORPORATED+                           162,113
      8,300  BLACK BOX CORPORATION+                                 386,988
     21,700  C-CUBE MICROSYSTEMS
             INCORPORATED+                                          444,850
      7,600  DRIL-QUIP INCORPORATED+                                303,050
      9,200  ELECTROGLAS INCORPORATED+                              156,975
     10,200  EXABYTE CORPORATION+                                   114,750
     15,700  FEDDERS CORPORATION                                     60,838
      6,500  FLOW INTERNATIONAL
             CORPORATION+                                            70,688
      6,800  GARDNER DENVER INCORPORATED+                           110,500
      8,900  GRACO INCORPORATED                                     287,025
     13,300  IDEX CORPORATION                                       371,569
     21,500  KULICKE & SOFFA INDUSTRIES
             INCORPORATED+                                          286,219
     24,800  LENNOX INTERNATIONAL
             INCORPORATED                                           232,500
      5,200  LINDSAY MANUFACTURING COMPANY                           96,850
     10,900  MANITOWOC COMPANY INCORPORATED                         209,825
      7,600  MICRO SYSTEMS INCORPORATED+                            114,475
     15,400  MILACRON INCORPORATED                                  205,010
     10,900  NYFIX INCORPORATED+                                    487,775
     19,400  PAXAR CORPORATION+                                     173,388

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      4,800  ROBBINS & MYERS INCORPORATED                      $    113,400
      7,500  SCOTT TECHNOLOGIES
             INCORPORATED+                                          132,891
      5,600  SPS TECHNOLOGIES INCORPORATED+                         271,600
      7,700  TELXON CORPORATION                                     134,750
      5,600  TORO COMPANY                                           176,400
      9,300  ULTRATECH STEPPER
             INCORPORATED+                                          149,381
     10,300  VALMONT INDUSTRIES
             INCORPORATED                                           204,713
     13,900  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                          628,105
     13,700  VISUAL NETWORKS INCORPORATED+                           89,906
     11,900  WATSCO INCORPORATED                                    122,451
     13,200  XIRCOM INCORPORATED+                                   333,300
     13,400  ZEBRA TECHNOLOGIES
             CORPORATION+                                           644,038

                                                                  8,690,317
                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.74%
     16,800  ARTHUR J. GALLAGHER & COMPANY                          993,300
      5,700  E.W. BLANCH HOLDINGS
             INCORPORATED                                           118,275
      5,800  HILB ROGAL HAMILTON                                    241,788

                                                                  1,353,363
                                                               ------------
INSURANCE CARRIERS - 2.84%
     11,100  ADVANCE PARADIGM INCORPORATED+                         468,281
      8,900  DELPHI FINANCIAL GROUP
             CLASS A+                                               360,450
     16,800  ENHANCE FINANCIAL SERVICES
             GROUP INCORPORATED                                     218,400
     29,800  FIDELITY NATIONAL FINANCIAL
             INCORPORATED                                           737,550
     28,000  FIRST AMERICAN CORPORATION                             584,500
     30,900  FREMONT GENERAL CORPORATION                            106,219
     20,900  MID ATLANTIC MEDICAL SERVICES
             INCORPORATED+                                          316,113
     18,200  MUTUAL RISK MANAGEMENT LIMITED                         399,263
     16,600  RADIAN GROUP INCORPORATED                            1,120,498
      4,300  RLI CORPORATION                                        165,819
      4,100  SCPIE HOLDINGS INCORPORATED                             82,513
     11,300  SELECTIVE INSURANCE GROUP
             INCORPORATED                                           201,988
     14,100  TRENWICK GROUP LIMITED+                                267,900
      7,600  ZENITH NATIONAL INSURANCE
             CORPORATION                                            166,250

                                                                  5,195,744
                                                               ------------
LEATHER & LEATHER PRODUCTS - 0.59%
      8,000  BROWN SHOE COMPANY
             INCORPORATED                                            73,500
      4,500  K-SWISS INCORPORATED                                   101,250
     17,700  TIMBERLAND COMPANY+                                    725,700
     18,300  WOLVERINE WORLD WIDE
             INCORPORATED                                           170,419

                                                                  1,070,869
                                                               ------------
LEGAL SERVICES - 0.17%
      9,900  PRE-PAID LEGAL SERVICES
             INCORPORATED+                                          319,894
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.14%
     20,900  CHAMPION ENTERPRISES
             INCORPORATED+                                     $     88,825
      5,400  DELTIC TIMBER CORPORATION                               91,462
      3,800  SKYLINE CORPORATION                                     80,988

                                                                    261,275
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 4.38%
      9,300  ADAC LABORATORIES+                                     193,556
      3,700  AMCAST INDUSTRIAL CORPORATION                           34,919
      5,700  ANALOGIC CORPORATION                                   219,094
     11,900  COHERENT INCORPORATED+                                 809,200
      8,900  COHU INCORPORATED                                      136,281
      6,800  CONMED CORPORATION+                                     93,075
      6,300  COOPER COMPANIES INCORPORATED                          222,863
      7,200  CUNO INCORPORATED+                                     160,200
     11,600  CYGNUS INCORPORATED+                                   127,600
      6,600  DATASCOPE CORPORATION                                  221,100
      6,100  DIAGNOSTIC PRODUCTS
             CORPORATION                                            327,113
      7,700  ESTERLINE TECHNOLOGIES
             CORPORATION+                                           151,594
     14,200  FOSSIL INCORPORATED+                                   189,038
      8,300  HANGER ORTHOPEDIC GROUP
             INCORPORATED+                                           31,125
      6,800  HOLOGIC INCORPORATED+                                   50,575
     22,300  INPUT/OUTPUT INCORPORATED+                             214,638
      6,000  INTERMAGNETICS GENERAL
             CORPORATION+                                           159,750
     13,300  INVACARE CORPORATION                                   427,263
      7,200  IONICS INCORPORATED+                                   153,450
      7,200  MEADE INSTRUMENTS CORPORATION+                         145,350
     10,300  MENTOR CORPORATION                                     162,225
      2,600  NASHUA CORPORATION                                      21,938
      6,200  OSTEOTECH INCORPORATED+                                 59,288
     22,100  PINNACLE SYSTEMS INCORPORATED+                         248,625
      5,800  POLYMEDICA CORPORATION+                                248,675
     13,500  RESMED INCORPORATED+                                   421,875
     13,000  RESPIRONICS INCORPORATED+                              216,938
     15,500  ROBOTIC VISION SYSTEMS
             INCORPORATED+                                           92,516
     13,500  ROPER INDUSTRIES INCORPORATED                          448,031
     10,700  SOLA INTERNATIONAL
             INCORPORATED+                                           68,881
      4,200  SPACELABS MEDICAL
             INCORPORATED+                                           41,475
      9,800  SUNRISE MEDICAL INCORPORATED+                           58,800
      9,100  TECHNE CORPORATION+                                  1,019,195
     13,000  THERAGENICS CORPORATION+                                84,500
     10,300  TRIMBLE NAVIGATION LIMITED.+                           230,463
      5,400  VITAL SIGNS INCORPORATED                               143,100
      7,800  WESLEY JESSEN VISIONCARE
             INCORPORATED+                                          299,813
      9,400  X-RITE INCORPORATED                                     82,250

                                                                  8,016,372
                                                               ------------
METAL MINING - 0.34%
      7,200  BRUSH ENGINEERED MATERIALS
             INCORPORATED                                           155,700

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
METAL MINING (continued)
     17,000  STILLWATER MINING COMPANY+                        $    460,190

                                                                    615,890
                                                               ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
      8,200  FLORIDA ROCK INDUSTRIES
             INCORPORATED                                           323,388
                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
      7,500  CROSS (A.T.) COMPANY+                                   40,313
      8,600  JAKKS PACIFIC INCORPORATED+                             80,894
      7,900  K2 INCORPORATED+                                        70,606
      7,000  LYDALL INCORPORATED+                                    80,063
      8,700  MAYOR'S JEWELERS INCORPORATED+                          32,625
      8,800  RUSS BERRIE & COMPANY
             INCORPORATED                                           173,799

                                                                    478,300
                                                               ------------
MISCELLANEOUS RETAIL - 0.79%
      7,200  ACTION PERFORMANCE COMPANIES
             INCORPORATED+                                           24,750
      8,000  BOOKS-A-MILLION INCORPORATED+                           21,000
     11,400  CASH AMERICA INTERNATIONAL
             INCORPORATED                                            83,363
      2,500  DAMARK INTERNATIONAL
             INCORPORATED CLASS A+                                   30,625
      8,000  HANCOCK FABRICS INCORPORATED                            40,000
      8,000  JO-ANN STORES INCORPORATED+                             58,000
      3,800  LILLIAN VERNON CORPORATION                              37,050
     14,700  MICHAELS STORES INCORPORATED+                          588,000
      6,300  THOMAS NELSON INCORPORATED                              51,581
     15,600  ZALE CORPORATION+                                      506,025

                                                                  1,440,394
                                                               ------------
MOTION PICTURES - 0.08%
     11,100  AVID TECHNOLOGY INCORPORATED+                          155,400
                                                               ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.08%
     14,300  AMERICAN FREIGHTWAYS
             CORPORATION+                                           227,013
      8,700  ARKANSAS BEST CORPORATION+                             133,763
      9,300  FORWARD AIR CORPORATION+                               327,241
      7,200  FROZEN FOOD EXPRESS INDUSTRIES
             INCORPORATED                                            18,450
     11,200  HEARTLAND EXPRESS
             INCORPORATED+                                          194,600
      3,900  LANDSTAR SYSTEM INCORPORATED+                          174,038
      4,900  M.S. CARRIERS INCORPORATED+                             76,563
      8,500  ROADWAY EXPRESS INCORPORATED                           152,469
     11,600  USFREIGHTWAYS CORPORATION                              263,175
     20,800  WERNER ENTERPRISES
             INCORPORATED                                           244,400
     10,900  YELLOW CORPORATION+                                    164,863

                                                                  1,976,575
                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.53%
     33,500  AMERICREDIT CORPORATION+                               965,219
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
OIL & GAS EXTRACTION - 4.66%
      6,100  ATWOOD OCEANICS INCORPORATED+                     $    254,294
     14,600  BARRETT RESOURCES CORPORATION+                         552,063
     12,800  CABOT OIL AND GAS CORPORATION                          260,800
      6,900  CAL DIVE INTERNATIONAL
             INCORPORATED+                                          394,594
     30,600  CROSS TIMBERS OIL COMPANY                              587,138
      8,100  HS RESOURCES INCORPORATED+                             272,363
     19,100  LOUIS DREYFUS NATURAL GAS
             CORPORATION+                                           756,838
     18,800  NEWFIELD EXPLORATION COMPANY+                          877,725
      7,800  NUEVO ENERGY COMPANY+                                  143,325
     10,100  OCEANEERING INTERNATIONAL
             INCORPORATED+                                          167,913
      7,500  PATINA OIL & GAS CORPORATION                           150,000
      7,900  PLAINS RESOURCES INCORPORATED+                         149,113
     17,800  POGO PRODUCING COMPANY                                 451,675
     29,000  PRIDE INTERNATIONAL
             INCORPORATED+                                          768,500
      9,500  REMINGTON OIL & GAS
             CORPORATION+                                            99,156
      7,500  SEACOR SMIT INCORPORATED+                              349,688
     10,600  SEITEL INCORPORATED+                                   152,375
     10,000  ST. MARY LAND & EXPLORATION
             COMPANY                                                230,625
      8,200  STONE ENERGY CORPORATION+                              451,000
      9,800  SWIFT ENERGY COMPANY+                                  407,313
      6,000  TETRA TECHNOLOGIES
             INCORPORATED+                                           91,125
     10,900  VERITAS DGC INCORPORATED+                              315,419
     27,700  VINTAGE PETROLEUM INCORPORATED                         630,171

                                                                  8,513,213
                                                               ------------
PAPER & ALLIED PRODUCTS - 0.47%
     15,400  BUCKEYE TECHNOLOGIES
             INCORPORATED+                                          319,550
     11,400  CARAUSTAR INDUSTRIES
             INCORPORATED                                           126,112
      6,800  CHESAPEAKE CORPORATION                                 130,900
      6,200  POPE & TALBOT INCORPORATED                              88,738
      5,200  REPUBLIC GROUP INCORPORATED                             95,550
      6,800  SCHWEITZER-MAUDUIT
             INTERNATIONAL INCORPORATED                              90,950

                                                                    851,800
                                                               ------------
PERSONAL SERVICES - 0.35%
      3,800  ANGELICA CORPORATION                                    36,813
      3,400  CPI CORPORATION                                         72,250
      9,100  G & K SERVICES INCORPORATED                            255,368
     18,000  REGIS CORPORATION                                      270,000

                                                                    634,431
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.15%
      8,700  ELCOR CORPORATION                                      126,150
      6,800  WD-40 COMPANY                                          144,500

                                                                    270,650
                                                               ------------
PRIMARY METAL INDUSTRIES - 1.05%
     10,800  BELDEN INCORPORATED                                    255,150

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
PRIMARY METAL INDUSTRIES (continued)
     13,700  BIRMINGHAM STEEL CORPORATION                      $     36,819
      7,300  COMMONWEALTH INDUSTRIES
             INCORPORATED                                            40,606
      6,800  IMCO RECYCLING INCORPORATED                             40,800
     11,200  INTERMET CORPORATION                                    81,200
     15,200  MUELLER INDUSTRIES
             INCORPORATED+                                          341,050
      6,000  QUANEX CORPORATION                                     114,375
      9,200  RTI INTERNATIONAL METALS+                              132,825
     20,600  STEEL DYNAMICS INCORPORATED+                           189,263
      4,700  STEEL TECHNOLOGIES
             INCORPORATED                                            29,669
      9,300  TEXAS INDUSTRIES INCORPORATED                          296,436
     16,800  TREDEGAR CORPORATION                                   290,850
      5,300  WOLVERINE TUBE INCORPORATED+                            78,838

                                                                  1,927,881
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.28%
     14,800  BOWNE & COMPANY INCORPORATED                           144,300
      5,800  CONSOLIDATED GRAPHICS
             INCORPORATED+                                           68,150
     12,600  JOHN H. HARLAND COMPANY                                192,938
      6,000  NEW ENGLAND BUSINESS SERVICE
             INCORPORATED                                           108,750

                                                                    514,138
                                                               ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
      9,100  TITAN INTERNATIONAL
             INCORPORATED                                            52,325
                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.78%
      5,700  DAIN RAUSCHER CORPORATION                              530,100
     15,600  EATON VANCE CORPORATION                                795,600
     10,700  JEFFERIES GROUP INCORPORATED                           287,563
     12,600  MORGAN KEEGAN INCORPORATED                             220,500
      9,300  NATIONAL DISCOUNT BROKERS
             GROUP INCORPORATED+                                    287,719
     20,400  RAYMOND JAMES FINANCIAL
             INCORPORATED                                           671,924
      7,000  SOUTHWEST SECURITIES GROUP
             INCORPORATED                                           204,750
     10,100  TUCKER ANTHONY SUTRO
             CORPORATION                                            256,288

                                                                  3,254,444
                                                               ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.62%
     32,700  GENTEX CORPORATION+                                    817,500
      6,700  LIBBEY INCORPORATED                                    208,537
      5,500  STANDEX INTERNATIONAL
             CORPORATION                                            106,219

                                                                  1,132,256
                                                               ------------
TEXTILE MILL PRODUCTS - 0.31%
     11,300  CONE MILLS CORPORATION+                                 50,850
      5,100  DIXIE GROUP INCORPORATED                                19,763
      8,500  GUILFORD MILLS INCORPORATED                             15,938
     22,600  INTERFACE INCORPORATED                                 180,094
      3,400  OXFORD INDUSTRIES INCORPORATED                          60,775

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
TEXTILE MILL PRODUCTS (continued)
      9,700  TRIARC COMPANIES INCORPORATED+                    $    238,861

                                                                    566,281
                                                               ------------
TRANSPORTATION BY AIR - 0.91%
      9,300  ATLANTIC COAST AIRLINES
             HOLDINGS+                                              299,344
     12,600  EGL INCORPORATED+                                      381,150
     14,300  MESA AIR GROUP INCORPORATED+                            78,203
      6,200  MIDWEST EXPRESS HOLDINGS
             INCORPORATED+                                          124,775
      9,300  OFFSHORE LOGISTICS
             INCORPORATED+                                          166,238
     12,100  SKYWEST INCORPORATED                                   620,124

                                                                  1,669,834
                                                               ------------
TRANSPORTATION EQUIPMENT - 1.89%
     10,300  A. O. SMITH CORPORATION                                129,394
     11,900  AAR CORPORATION                                        136,106
     10,700  ARTIC CAT INCORPORATED                                 135,088
     11,100  BE AEROSPACE INCORPORATED+                             178,988
     10,700  CLARCOR INCORPORATED                                   208,650
      6,900  COACHMEN INDUSTRIES
             INCORPORATED                                            72,019
     14,500  FLEETWOOD ENTERPRISES
             INCORPORATED                                           196,656
     21,500  FRIEDE GOLDMAN HALTER
             INCORPORATED+                                          151,844
     18,700  GENCORP INCORPORATED                                   151,938
      9,500  GROUP 1 AUTOMOTIVE
             INCORPORATED+                                          103,313
      4,500  HUFFY CORPORATION                                       47,250
     19,200  JLG INDUSTRIES INCORPORATED                            234,000
      9,800  KROLL-O'GARA COMPANY+                                   58,800
      8,400  MONACO COACH CORPORATION+                              138,600
     16,600  ORBITAL SCIENCES CORPORATION+                          139,025
      7,300  OSHKOSH TRUCK CORPORATION                              282,875
     10,600  POLARIS INDUSTRIES
             INCORPORATED                                           373,647
      9,300  REGAL-BELOIT CORPORATION                               157,728
      7,900  SIMPSON INDUSTRIES
             INCORPORATED                                            96,775
      5,000  SPARTAN MOTORS INCORPORATED                             15,625
      5,500  STANDARD MOTOR PRODUCTS
             INCORPORATED                                            44,000
     15,500  TENNECO AUTOMOTIVE
             INCORPORATED                                            80,406
      5,300  THOR INDUSTRIES INCORPORATED                           122,563
     10,100  WABASH NATIONAL CORPORATION                             92,163
      9,400  WINNEBAGO INDUSTRIES
             INCORPORATED                                           117,500

                                                                  3,464,953
                                                               ------------
TRANSPORTATION SERVICES - 0.91%
      7,800  CIRCLE INTERNATIONAL GROUP
             INCORPORATED                                           235,950
     22,600  EXPEDITORS INTERNATIONAL OF
             WASHINGTON INCORPORATED                              1,018,413
     16,200  FRITZ COMPANIES INCORPORATED+                          194,400
     10,800  PEGASUS SOLUTIONS
             INCORPORATED+                                          211,275

                                                                  1,660,038
                                                               ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
WATER TRANSPORTATION - 0.12%
     10,800  KIRBY CORPORATION+                                $    211,950
                                                               ------------
WHOLESALE TRADE-DURABLE GOODS - 2.36%
      9,000  APPLIED INDUSTRIAL
             TECHNOLOGIES INCORPORATED                              155,813
      8,200  BARNES GROUP INCORPORATED                              150,675
      5,600  BUILDING MATERIALS HOLDING
             CORPORATION+                                            49,700
      6,200  CASTLE (A.M.) & COMPANY                                 59,675
      6,300  COMMERCIAL METALS COMPANY                              160,650
      6,300  DEPARTMENT 56 INCORPORATED+                             83,081
      6,700  DIGI INTERNATIONAL
             INCORPORATED+                                           52,763
     28,300  HA-LO INDUSTRIES INCORPORATED+                         113,200
     10,400  HUGHES SUPPLY INCORPORATED                             204,048
     18,000  INSIGHT ENTERPRISES
             INCORPORATED+                                          490,500
     10,200  KAMAN CORPORATION CLASS A                              128,775
     12,600  KENT ELECTRONICS CORPORATION+                          300,825
      4,300  LAWSON PRODUCTS INCORPORATED                           104,006
     14,600  OWENS & MINOR INCORPORATED
             HOLDING COMPANY                                        229,950
     29,700  PATTERSON DENTAL COMPANY+                              668,248
     23,500  PEP BOYS - MANNY, MOE & JACK                           117,500
     12,000  PIONEER-STANDARD ELECTRONICS
             INCORPORATED                                           162,750
     12,300  RELIANCE STEEL & ALUMINUM
             COMPANY                                                259,069
      7,500  SCP POOL CORPORATION+                                  222,188
      5,300  SIMPSON MANUFACTURING COMPANY
             INCORPORATED+                                          236,844
      8,600  SPECIALTY EQUIPMENT COMPANIES
             INCORPORATED+                                          212,313
      9,400  TBC CORPORATION+                                        45,825
      8,900  UNIVERSAL FOREST PRODUCTS
             INCORPORATED                                           101,655

                                                                  4,310,053
                                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS - 2.03%
     15,300  BINDLEY WESTERN INDUSTRIES
             INCORPORATED                                           489,600
     19,700  DIMON INCORPORATED                                      64,025
      6,000  ENESCO GROUP INCORPORATED                               35,250
     17,500  FLEMING COMPANIES INCORPORATED                         228,594
     12,800  HAIN CELESTIAL GROUP
             INCORPORATED+                                          449,600
     18,300  MEN'S WEARHOUSE INCORPORATED+                          518,119
      9,500  MYERS INDUSTRIES INCORPORATED                          120,531
      5,100  NASH-FINCH COMPANY                                      53,231
      6,200  PERFORMANCE FOOD GROUP
             COMPANY+                                               233,275
     10,000  PRIORITY HEALTHCARE
             CORPORATION+                                           762,500
      7,700  SCHOOL SPECIALTY INCORPORATED+                         164,106
     19,000  STRIDE RITE CORPORATION                                 96,188
      8,100  UNITED NATURAL FOODS
             INCORPORATED+                                          100,238
     15,100  UNITED STATIONERS
             INCORPORATED+                                          405,813

                                                                  3,721,070
                                                               ------------

                                                                168,190,312
TOTAL COMMON STOCK (COST $163,608,352)
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 7.23%
TIME DEPOSITS - 5.83%
 10,653,813  CAISSE DES DEPOTS ET
             CONSIGNATIONS                        6.73%       10/02/00     $ 10,653,813
                                                                           ------------
U.S. TREASURY BILLS - 1.40%
  2,630,000  U.S. TREASURY BILLS         5.97 - 6.43{::}      02/01/01        2,576,058
                                                                           ------------

                                                                             13,229,871
TOTAL SHORT-TERM INSTRUMENTS (COST
$13,231,123)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $176,839,475)*                        99.20% $181,420,183
OTHER ASSETS AND LIABILITIES, NET            0.80     1,455,405
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $182,875,588
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $179,430,641 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $34,739,674
GROSS UNREALIZED DEPRECIATION                       (32,750,132)
                                                    ----------
NET UNREALIZED APPRECIATION                         $1,989,542

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 96.20%
APPAREL & ACCESSORY STORES - 5.74%
    137,600  HOT TOPIC INCORPORATED+                            $  4,128,000
    109,100  NEIMAN-MARCUS GROUP
             INCORPORATED+                                         3,538,931
     79,910  TALBOTS INCORPORATED                                  5,294,037

                                                                  12,960,968
                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.46%
    167,110  DOLLAR THRIFTY AUTOMOTIVE
             GROUP INCORPORATED+                                   3,300,423
                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 6.24%
     82,850  MDC HOLDINGS INCORPORATED                             2,154,100
     52,520  NVR INCORPORATED+                                     4,254,120
    119,800  PULTE CORPORATION                                     3,953,400
    109,000  TOLL BROTHERS INCORPORATED+                           3,746,874

                                                                  14,108,494
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 3.17%
    162,600  ALBEMARLE CORPORATION                                 3,282,487
     63,400  ALPHARMA INCORPORATED                                 3,875,325

                                                                   7,157,812
                                                                ------------
COMMUNICATIONS - 0.84%
    162,320  LIGHTBRIDGE INCORPORATED+                             1,886,970
                                                                ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 2.16%
    145,100  INSITUFORM TECHNOLOGIES -
             CLASS A+                                              4,878,988
                                                                ------------
DEPOSITORY INSTITUTIONS - 10.66%
    129,426  DOWNEY FINANCIAL CORPORATION                          5,112,327
    211,300  EAST WEST BANCORP INCORPORATED                        4,133,555
     75,200  GREATER BAY BANCORP                                   5,221,700
     76,680  SILICON VALLEY BANCSHARES+                            4,465,412
    157,664  SOUTHWEST BANCORP OF TEXAS
             INCORPORATED+                                         5,153,642

                                                                  24,086,636
                                                                ------------
EATING & DRINKING PLACES - 3.34%
    137,560  JACK IN THE BOX INCORPORATED+                         2,948,943
    225,750  RARE HOSPITALITY INTERNATIONAL
             INCORPORATED+                                         4,599,656

                                                                   7,548,599
                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 5.14%
    194,200  AGL RESOURCES INCORPORATED                            3,896,136
    160,900  ALLETE                                                3,559,913
     89,900  IDACORP INCORPORATED                                  4,157,875

                                                                  11,613,924
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 10.26%
    106,200  C&D TECHNOLOGIES INCORPORATED                         6,026,850
    149,305  CABLE DESIGN TECHNOLOGIES+                            3,629,978

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    107,600  LITTELFUSE INCORPORATED+                           $  3,194,375
     73,594  SALTON INCORPORATED+                                  2,378,006
    136,300  SILICON VALLEY GROUP+                                 3,586,394
     43,100  TECHNITROL INCORPORATED                               4,353,100

                                                                  23,168,703
                                                                ------------
FOOD & KINDRED PRODUCTS - 1.31%
     54,330  CONSTELLATION BRANDS
             INCORPORATED+                                         2,950,798
                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.90%
    317,000  PIER 1 IMPORTS INCORPORATED                           4,299,313
                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.52%
    222,700  AZTAR CORPORATION*+                                   3,424,013
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.68%
    118,700  ANIXTER INTERNATIONAL
             INCORPORATED+                                         3,457,137
    108,670  ELECTROGLAS INCORPORATED+                             1,854,182
     99,400  IN FOCUS SYSTEMS INCORPORATED+                        5,268,200

                                                                  10,579,519
                                                                ------------
INSURANCE CARRIERS - 2.90%
    188,400  OXFORD HEALTH PLANS
             INCORPORATED+                                         5,790,356
     27,480  CORVEL CORPORATION+                                     764,288

                                                                   6,554,644
                                                                ------------
LEATHER & LEATHER PRODUCTS - 1.93%
    257,340  GENESCO INCORPORATED+                                 4,358,696
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.97%
     99,700  ESTERLINE TECHNOLOGIES
             CORPORATION+                                          1,962,844
     59,520  ORBOTECH LIMITED+                                     3,255,000
     87,230  POLYMEDICA CORPORATION+                               3,739,986

                                                                   8,957,830
                                                                ------------
MISCELLANEOUS RETAIL - 4.97%
    105,230  MICHAELS STORES INCORPORATED+                         4,209,200
    118,500  RENT-A-CENTER INCORPORATED+                           4,110,469
     89,400  ZALE CORPORATION+                                     2,899,913

                                                                  11,219,582
                                                                ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.04%
    148,204  AMERICAN FREIGHTWAYS
             CORPORATION+                                          2,352,739
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 7.42%
    186,600  AMERICREDIT CORPORATION+                              5,376,413
    111,000  COMPUCREDIT CORPORATION+                              6,226,406
    130,700  METRIS COMPANIES INCORPORATED                         5,162,650

                                                                  16,765,469
                                                                ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
OIL & GAS EXTRACTION - 5.37%
    176,400  PATINA OIL & GAS CORPORATION                       $  3,528,000
     63,500  STONE ENERGY CORPORATION+                             3,492,500
    224,760  VINTAGE PETROLEUM INCORPORATED                        5,113,290

                                                                  12,133,790
                                                                ------------
PAPER & ALLIED PRODUCTS - 0.07%
     11,800  POPE & TALBOT INCORPORATED                              168,888
                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.17%
     90,508  SOUTHWEST SECURITIES GROUP
             INCORPORATED                                          2,647,359
                                                                ------------
WATER TRANSPORTATION - 2.13%
    102,400  TEEKAY SHIPPING CORPORATION+                          4,806,400
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 2.41%
    105,000  INSIGHT ENTERPRISES
             INCORPORATED+                                         2,861,250
    281,112  TOPPS COMPANY INCORPORATED+                           2,582,717

                                                                   5,443,967
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS - 4.40%
     94,100  KENNETH COLE PRODUCTIONS
             INCORPORATED+                                         3,322,906
    136,510  MEN'S WEARHOUSE INCORPORATED+                         3,864,939
    102,043  UNITED STATIONERS
             INCORPORATED+                                         2,742,406

                                                                   9,930,251
                                                                ------------

                                                                 217,304,775
TOTAL COMMON STOCK (COST $168,392,142)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 5.07%
REPURCHASE AGREEMENTS - 5.07%
$11,453,934  BANC OF AMERICA NT & SA - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%       10/2/00       11,453,934
                                                                           ------------

                                                                             11,453,934
TOTAL SHORT-TERM INSTRUMENTS (COST
$11,453,934)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $179,846,076)*                       101.27% $228,758,709
OTHER ASSETS AND LIABILITIES, NET           (1.27)   (2,875,705)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $225,883,004
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $54,406,551
GROSS UNREALIZED DEPRECIATION                       (5,493,918)
                                                    ----------
NET UNREALIZED APPRECIATION                         $48,912,633

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 95.55%
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.41%
    234,500  COPART INCORPORATED+                               $  3,253,688
                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.22%
     88,400  DOLLAR THRIFTY AUTOMOTIVE
             GROUP INCORPORATED+                                   1,745,900
                                                                ------------
BUSINESS SERVICES - 12.33%
    281,500  AVANT! CORPORATION+                                   5,137,374
    205,300  AWARE INCORPORATED+                                   7,904,050
     87,400  BARRA INCORPORATED+                                   5,424,262
    149,200  CLARENT CORPORATION+                                  5,874,750
    164,500  COGNEX CORPORATION+                                   6,487,468
    277,500  CONCORD EFS INCORPORATED+                             9,855,585
    316,300  DENDRITE INTERNATIONAL
             INCORPORATED+                                         8,480,793
    339,800  ELECTRONICS FOR IMAGING
             INCORPORATED+                                         8,579,950
     93,000  HYPERION SOLUTIONS
             CORPORATION+                                          2,406,375
     73,600  IMRGLOBAL CORPORATION+                                  855,600
    288,700  MENTOR GRAPHICS CORPORATION+                          6,802,494
    248,300  NET PERCEPTIONS INCORPORATED+                         1,171,666
    548,900  NETWORK ASSOCIATES
             INCORPORATED+                                        12,418,863
    221,800  PEREGRINE SYSTEMS
             INCORPORATED+                                         4,200,338
    100,700  RAZORFISH INCORPORATED+                               1,040,042
    237,500  SAGENT TECHNOLOGY
             INCORPORATED+                                         1,796,094
    286,000  SENSORMATIC ELECTRONICS
             CORPORATION+                                          4,290,000
     67,500  WATCHGUARD TECHNOLOGIES
             INCORPORATED+                                         4,050,000

                                                                  96,775,704
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 9.94%
     37,600  ALKERMES INCORPORATED+                                1,452,300
     98,800  BARR LABORATORIES
             INCORPORATED+                                         6,551,674
    144,700  BIOVAIL CORPORATION+                                 11,784,006
     88,700  COR THERAPEUTICS INCORPORATED+                        5,527,119
    191,400  CUBIST PHARMACEUTICALS
             INCORPORATED+                                         9,964,763
    210,600  GENZYME CORPORATION+                                 14,360,288
    189,200  GUILFORD PHARMACEUTICALS
             INCORPORATED+                                         4,363,425
    225,100  INSMED INCORPORATED+                                  2,968,506
    110,100  INTERMUNE PHARMACEUTICALS
             INCORPORATED+                                         5,972,925
    263,300  KING PHARMACEUTICALS
             INCORPORATED+                                         8,804,094
    139,100  NEUROCRINE BIOSCIENCES
             INCORPORATED+                                         6,259,500

                                                                  78,008,600
                                                                ------------
COMMUNICATIONS - 3.03%
    189,400  ADTRAN INCORPORATED+                                  8,058,377
    350,000  BRIGHTPOINT INCORPORATED+                             1,760,938
    361,500  ITC DELTACOM INCORPORATED+                            4,157,250
    296,700  SPECTRASITE HOLDINGS
             INCORPORATED+                                         5,507,494
    224,400  TELECOMMUNICATION SYSTEMS
             INCORPORATED+                                         4,291,650

                                                                  23,775,709
                                                                ------------

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--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
DEPOSITORY INSTITUTIONS - 5.50%
    262,200  AMERICAN FINANCIAL HOLDINGS
             INCORPORATED                                       $  4,621,274
    298,300  ASTORIA FINANCIAL CORPORATION                        11,521,838
    577,900  HIBERNIA CORPORATION                                  7,079,275
    461,300  ROSLYN BANCORP INCORPORATED                          10,321,588
    255,800  TCF FINANCIAL CORPORATION                             9,624,475

                                                                  43,168,450
                                                                ------------
EATING & DRINKING PLACES - 1.98%
    304,600  JACK IN THE BOX INCORPORATED+                         6,529,863
    537,100  RUBY TUESDAY INCORPORATED                             6,042,375
     94,900  SONIC CORPORATION+                                    2,989,350

                                                                  15,561,588
                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.68%
    169,500  SOUTHERN ENERGY INCORPORATED+                         5,318,063
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 12.37%
    107,100  ACTEL CORPORATION+                                    3,848,905
    300,400  ADAPTEC INCORPORATED+                                 6,008,000
    151,500  ADVANCED FIBRE COMMUNICATIONS
             INCORPORATED+                                         5,738,062
    100,300  ALPHA INDUSTRIES INCORPORATED+                        3,416,468
    255,500  DALLAS SEMICONDUCTOR
             CORPORATION                                           8,399,562
    104,000  DITECH COMMUNICATIONS
             CORPORATION+                                          4,264,000
    218,100  DMC STRATEX NETWORKS
             INCORPORATED+                                         3,503,230
    203,500  EFFICIENT NETWORKS
             INCORPORATED+                                         7,593,094
    278,100  FAIRCHILD SEMICONDUCTOR
             CORPORATION+                                          7,821,563
    307,200  GENERAL SEMICONDUCTOR
             INCORPORATED+                                         3,744,000
    107,200  INTEGRATED SILICON SOLUTION
             INCORPORATED+                                         1,520,900
    121,400  MATTSON TECHNOLOGY
             INCORPORATED+                                         1,805,825
    302,100  ON SEMICONDUCTOR CORPORATION+                         3,285,338
    131,600  OPTIMAL ROBOTICS CORPORATION+                         5,296,900
    263,000  PHOTRONICS INCORPORATED+                              5,736,688
    178,500  PLX TECHNOLOGY INCORPORATED+                          4,797,188
    105,800  POWER INTEGRATIONS
             INCORPORATED+                                         1,474,588
    150,000  SAWTEK INCORPORATED+                                  5,777,344
    147,800  TEKELEC+                                              4,858,925
    279,400  THREE-FIVE SYSTEMS
             INCORPORATED+                                         8,172,450

                                                                  97,063,030
                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.79%
    136,800  CEPHALON INCORPORATED+                                6,634,800
    120,300  SEQUENOM INCORPORATED+                                5,067,638
    340,600  UNITEDGLOBALCOM INCORPORATED+                        10,218,000

                                                                  21,920,438
                                                                ------------
FOOD STORES - 1.73%
    252,900  WHOLE FOODS MARKET
             INCORPORATED+                                        13,577,569
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
GENERAL MERCHANDISE STORES - 2.92%
    911,800  CONSOLIDATED STORES
             CORPORATION+                                       $ 12,309,300
    553,000  FAMILY DOLLAR STORES
             INCORPORATED                                         10,645,250

                                                                  22,954,550
                                                                ------------
HEALTH SERVICES - 5.53%
  1,138,200  CAREMARK RX INCORPORATED+                            12,804,750
    583,500  HEALTH MANAGEMENT ASSOCIATES
             INCORPORATED+                                        12,144,093
    280,500  LINCARE HOLDINGS INCORPORATED+                        8,046,844
    302,600  MANOR CARE INCORPORATED+                              4,747,038
    123,000  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                         4,097,438
     82,400  RENAL CARE GROUP INCORPORATED+                        1,534,700

                                                                  43,374,863
                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     70,000  LINENS 'N THINGS INCORPORATED+                        1,785,000
                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.55%
    226,100  ORIENT-EXPRESS HOTEL LIMITED+                         4,352,425
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.81%
    174,100  AVOCENT CORPORATION+                                  9,597,263
    139,700  GASONICS INTERNATIONAL
             CORPORATION+                                          1,711,325
    272,600  GSI LUMONICS INCORPORATED+                            4,497,900
    147,800  INFOCUS CORPORATION+                                  7,833,400
    139,500  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                         6,303,656

                                                                  29,943,544
                                                                ------------
INSURANCE CARRIERS - 4.09%
    154,800  EVEREST RE GROUP LIMITED+                             7,662,600
    501,100  FIDELITY NATIONAL FINANCIAL
             INCORPORATED                                         12,402,225
    501,600  OLD REPUBLIC INTERNATIONAL
             CORPORATION                                          12,069,750

                                                                  32,134,575
                                                                ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.67%
    570,000  LOUISIANA-PACIFIC CORPORATION                         5,236,875
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.27%
    164,200  COOPER COMPANIES INCORPORATED                         5,808,575
     94,400  CYMER INCORPORATED+                                   2,896,900
    115,600  HAEMONETICS CORPORATION+                              2,947,800
    134,600  LTX CORPORATION+                                      2,548,988
    120,300  ORBOTECH LIMITED+                                     6,578,906
    408,100  STERIS CORPORATION+                                   4,897,200

                                                                  25,678,369
                                                                ------------
MISCELLANEOUS RETAIL - 2.98%
    638,600  BORDERS GROUP INCORPORATED+                           8,900,488
    161,400  MICHAELS STORES INCORPORATED+                         6,456,000

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--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
MISCELLANEOUS RETAIL (continued)
    188,500  TECH DATA CORPORATION+                             $  8,058,375

                                                                  23,414,863
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.97%
    264,100  AMERICREDIT CORPORATION+                              7,609,381
                                                                ------------
OIL & GAS EXTRACTION - 8.38%
    206,500  COFLEXIP-SPONSORED ADR                               12,854,624
    105,700  DEVON ENERGY CORPORATION                              6,357,855
    410,000  PIONEER NATURAL RESOURCES
             COMPANY+                                              5,816,875
    266,900  PRECISION DRILLING
             CORPORATION+                                          9,508,313
    207,300  SANTA FE INTERNATIONAL
             CORPORATION+                                          9,341,456
    171,300  SPINNAKER EXPLORATION COMPANY+                        5,974,088
    152,300  TIDEWATER INCORPORATED                                6,929,650
    394,900  VINTAGE PETROLEUM INCORPORATED                        8,983,975

                                                                  65,766,836
                                                                ------------
PAPER & ALLIED PRODUCTS - 0.65%
    462,600  PACKAGING CORPORATION OF
             AMERICA+                                              5,117,513
                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.43%
    292,000  PENNZOIL-QUAKER STATE COMPANY                         3,066,000
    232,100  VALERO ENERGY CORPORATION                             8,167,019

                                                                  11,233,019
                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.15%
    229,300  HOUGHTON MIFFLIN COMPANY                              9,000,025
                                                                ------------
REAL ESTATE - 0.53%
    176,400  NEWHALL LAND & FARMING COMPANY                        4,148,928
                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.43%
    447,700  AMERITRADE HOLDING
             CORPORATION+                                          7,946,675
     35,100  DAIN RAUSCHER CORPORATION                             3,264,300

                                                                  11,210,975
                                                                ------------
TRANSPORTATION BY AIR - 2.26%
    206,000  ATLANTIC COAST AIRLINES
             HOLDINGS+                                             6,630,625
    178,100  MIDWEST EXPRESS HOLDINGS
             INCORPORATED+                                         3,584,263
    147,100  SKYWEST INCORPORATED                                  7,538,875

                                                                  17,753,763
                                                                ------------
TRANSPORTATION EQUIPMENT - 1.16%
    539,700  FRIEDE GOLDMAN HALTER
             INCORPORATED+                                         3,811,631
    136,300  OSHKOSH TRUCK CORPORATION                             5,281,625

                                                                   9,093,256
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 1.71%
    244,900  ARROW ELECTRONICS
             INCORPORATED+                                         8,341,906

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
    370,900  INGRAM MICRO INCORPORATED+                         $  5,099,875

                                                                  13,441,781
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.85%
    141,700  AMERISOURCE HEALTH
             CORPORATION+                                          6,659,900
                                                                ------------

                                                                 750,079,180
TOTAL COMMON STOCK (COST $644,702,933)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 3.78%
REPURCHASE AGREEMENTS - 3.78%
$29,676,344  BANC OF AMERICA NT & SA
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%      10/02/00       29,676,344
                                                                           ------------

                                                                             29,676,344
TOTAL SHORT-TERM INSTRUMENTS (COST
$29,676,344)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $674,379,277)*                        99.33% $779,755,524
OTHER ASSETS AND LIABILITIES, NET            0.67     5,244,936
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $785,000,460
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $682,921,451 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $144,474,584
GROSS UNREALIZED DEPRECIATION                       (47,640,511)
                                                    -----------
NET UNREALIZED APPRECIATION                         $96,834,073

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
COMMON STOCK - 97.54%
AMUSEMENT & RECREATION SERVICES - 3.64%
    37,220  ANCHOR GAMING+                                     $  2,961,316
   136,619  ARGOSY GAMING COMPANY+                                2,476,218
    55,500  WMS INDUSTRIES INCORPORATED+                          1,248,750

                                                                  6,686,284
                                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
2.72%
    93,139  GUESS INCORPORATED+                                   1,047,814
   209,262  PHILLIPS-VAN HEUSEN
            CORPORATION                                           2,158,014
   105,998  TROPICAL SPORTSWEAR
            INTERNATIONAL CORPORATION+                            1,801,966

                                                                  5,007,794
                                                               ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.88%
   175,056  DOLLAR THRIFTY AUTOMOTIVE
            GROUP INCORPORATED+                                   3,457,356
                                                               ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 4.20%
   134,266  D.R. HORTON INCORPORATED                              2,307,700
    95,200  LENNAR CORPORATION                                    2,826,250
   144,400  STANDARD PACIFIC CORPORATION                          2,599,200

                                                                  7,733,150
                                                               ------------
BUSINESS SERVICES - 2.48%
    40,300  AUTODESK INCORPORATED                                 1,022,613
    97,030  NCO GROUP INCORPORATED+                               1,152,231
   176,324  OGDEN CORPORATION                                     2,391,394

                                                                  4,566,238
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 4.30%
   126,200  AGRIUM INCORPORATED                                   1,293,550
   171,400  CROMPTON CORPORATION                                  1,349,775
    90,000  CYTEC INDUSTRIES INCORPORATED+                        3,009,375
    29,839  H B FULLER COMPANY                                      857,871
   329,670  USEC INCORPORATED                                     1,401,098

                                                                  7,911,669
                                                               ------------
COMMUNICATIONS - 0.47%
   172,500  BRIGHTPOINT INCORPORATED+                               867,891
                                                               ------------
DEPOSITORY INSTITUTIONS - 10.41%
    72,800  ASTORIA FINANCIAL CORPORATION                         2,811,900
    49,048  BANKNORTH GROUP INCORPORATED                            876,733
    51,594  CENTURA BANKS INCORPORATED                            1,976,695
    25,320  CITIZENS BANKING CORPORATION                            582,360
   100,675  COMMERCIAL FEDERAL CORPORATION                        1,925,409
    53,449  FIRST REPUBLIC BANK+                                  1,610,151
   122,839  FIRSTFED FINANCIAL
            CORPORATION+                                          2,825,298
   116,100  INDEPENDENCE COMMUNITY BANK
            CORPORATION                                           1,625,400
    59,068  PACIFIC NORTHWEST BANCORP                               764,192
    80,000  PFF BANCORP INCORPORATED                              1,740,000

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--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
    89,275  WEBSTER FINANCIAL CORPORATION                      $  2,404,846

                                                                 19,142,984
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 8.28%
   116,920  CENTRAL VERMONT PUBLIC SERVICE                        1,191,123
   240,071  EL PASO ELECTRIC COMPANY+                             3,305,777
    68,909  ENERGEN CORPORATION                                   2,050,043
    83,075  OGE ENERGY CORPORATION                                1,770,536
   100,460  UGI CORPORATION                                       2,436,155
    37,661  UIL HOLDINGS CORPORATION                              1,937,188
    77,425  WPS RESOURCES CORPORATION                             2,535,668

                                                                 15,226,490
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 5.99%
    31,793  ACTEL CORPORATION+                                    1,142,561
    41,500  ANTEC CORPORATION+                                    1,224,250
    29,754  CTS CORPORATION                                       1,506,296
    17,613  DUPONT PHOTOMASKS
            INCORPORATED+                                         1,034,764
    85,800  HARMAN INTERNATIONAL
            INDUSTRIES INCORPORATED                               3,354,780
    43,400  IMATION CORPORATION+                                    808,325
    34,992  PARK ELECTROCHEMICAL
            CORPORATION                                           1,946,430

                                                                 11,017,406
                                                               ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
1.83%
   290,469  GRIFFON CORPORATION+                                  2,196,672
   125,650  TOWER AUTOMOTIVE INCORPORATED+                        1,177,969

                                                                  3,374,641
                                                               ------------
FOOD & KINDRED PRODUCTS - 1.70%
    69,209  CORN PRODUCTS INTERNATIONAL
            INCORPORATED                                          1,574,505
   169,364  TOPPS COMPANY INCORPORATED+                           1,556,032

                                                                  3,130,537
                                                               ------------
FOOD STORES - 1.04%
   137,773  RUDDICK CORPORATION                                   1,911,600
                                                               ------------
FURNITURE & FIXTURES - 0.48%
    52,900  FURNITURE BRANDS INTERNATIONAL
            INCORPORATED+                                           879,463
                                                               ------------
GENERAL MERCHANDISE STORES - 1.21%
    79,770  AMES DEPARTMENT STORES
            INCORPORATED+                                           461,170
   130,740  CONSOLIDATED STORES
            CORPORATION+                                          1,764,990

                                                                  2,226,160
                                                               ------------
HEALTH SERVICES - 1.86%
   575,300  BEVERLY ENTERPRISES
            INCORPORATED+                                         3,415,844
                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.20%
   142,697  ISLE OF CAPRI CASINOS
            INCORPORATED+                                         2,211,804
                                                               ------------

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--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.21%
    62,700  CINCINNATI MILACRON
            INCORPORATED                                       $    834,694
    58,100  KULICKE & SOFFA INDUSTRIES
            INCORPORATED+                                           773,456
    62,206  NORTEK INCORPORATED+                                  1,088,605
   105,340  TEREX CORPORATION+                                    1,376,004

                                                                  4,072,759
                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.10%
    97,800  E.W. BLANCH HOLDINGS
            INCORPORATED                                          2,029,350
                                                               ------------
INSURANCE CARRIERS - 9.50%
    59,500  FARM FAMILY HOLDINGS
            INCORPORATED+                                         1,881,688
   122,116  FOUNDATION HEALTH SYSTEMS
            INCORPORATED+                                         2,030,179
   112,178  HARLEYSVILLE GROUP
            INCORPORATED                                          2,133,134
   127,400  HCC INSURANCE HOLDINGS
            INCORPORATED                                          2,587,812
    62,400  MID ATLANTIC MEDICAL SERVICES
            INCORPORATED+                                           943,800
    73,320  MONY GROUP INCORPORATED                               2,923,635
   121,200  OLD REPUBLIC INTERNATIONAL
            CORPORATION                                           2,916,375
    59,400  W.R. BERKLEY CORPORATION                              2,053,013

                                                                 17,469,636
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.03%
    74,585  COOPER COMPANIES INCORPORATED                         2,638,443
    55,305  ESTERLINE TECHNOLOGIES
            CORPORATION+                                          1,088,817

                                                                  3,727,260
                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.01%
    68,200  HEXCEL CORPORATION+                                     912,175
   134,100  ZOMAX INCORPORATED+                                     938,700

                                                                  1,850,875
                                                               ------------
MISCELLANEOUS RETAIL - 0.34%
   177,840  OFFICEMAX INCORPORATED+                                 633,555
                                                               ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.47%
    93,426  COVENANT TRANSPORTATION
            INCORPORATED+                                           870,030
                                                               ------------
OIL & GAS EXTRACTION - 3.70%
   362,100  CHESAPEAKE ENERGY CORPORATION+                        2,602,594
    99,000  CROSS TIMBERS OIL COMPANY                             1,899,563
    31,776  PRIDE INTERNATIONAL
            INCORPORATED+                                           842,064
    31,250  SEACOR SMIT INCORPORATED+                             1,457,031

                                                                  6,801,252
                                                               ------------
PAPER & ALLIED PRODUCTS - 0.47%
    84,324  FIBERMARK INCORPORATED+                                 859,051
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.97%
   179,950  TESORO PETROLEUM CORPORATION+                         1,788,253
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                    CORE PORTFOLIO
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
PRIMARY METAL INDUSTRIES - 3.12%
   152,125  AK STEEL HOLDING CORPORATION                       $  1,426,172
    96,350  MUELLER INDUSTRIES
            INCORPORATED+                                         2,161,853
    67,500  TEXAS INDUSTRIES INCORPORATED                         2,151,563

                                                                  5,739,588
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.58%
   238,240  MAIL-WELL INCORPORATED+                               1,057,190
                                                               ------------
REAL ESTATE INVESTMENT TRUST - 8.36%
    79,527  BRANDYWINE REALTY TRUST+                              1,610,422
   103,500  DEVELOPERS DIVERSIFIED REALTY
            CORPORATION                                           1,332,563
    53,840  FIRST INDUSTRIAL REALTY TRUST
            INCORPORATED                                          1,655,580
    63,600  FRANCHISE FINANCE CORPORATION
            OF AMERICA                                            1,431,000
   109,050  GLENBOROUGH REALTY TRUST
            INCORPORATED                                          1,962,900
    99,710  HEALTHCARE REALTY TRUST
            INCORPORATED                                          2,106,373
    62,910  HIGHWOODS PROPERTIES
            INCORPORATED                                          1,486,249
    85,020  PRENTISS PROPERTIES TRUST                             2,221,147
    51,624  STORAGE USA INCORPORATED                              1,574,532

                                                                 15,380,766
                                                               ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.31%
    33,800  SOUTHDOWN INCORPORATED                                2,408,250
                                                               ------------
TRANSPORTATION BY AIR - 1.12%
   105,600  FRONTIER AIRLINES
            INCORPORATED+                                         2,052,600
                                                               ------------
TRANSPORTATION EQUIPMENT - 1.30%
    54,961  NEWPORT NEWS SHIPBUILDING
            INCORPORATED                                          2,383,933
                                                               ------------
WATER TRANSPORTATION - 1.04%
    81,722  SEA CONTAINERS LIMITED                                1,905,144
                                                               ------------
WHOLESALE TRADE-DURABLE GOODS - 2.03%
    42,940  BORG WARNER INCORPORATED                              1,422,388
   143,787  OMNICARE INCORPORATED                                 2,318,565

                                                                  3,740,953
                                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS - 3.19%
   121,934  HENRY SCHEIN INCORPORATED+                            2,431,059
    46,891  PERFORMANCE FOOD GROUP
            COMPANY+                                              1,764,274
   111,489  SUPERVALU INCORPORATED                                1,679,303

                                                                  5,874,636
                                                               ------------

                                                                179,412,392
TOTAL COMMON STOCK (COST $165,587,927)
                                                               ------------

CORE PORTFOLIO                    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 2.03%
REPURCHASE AGREEMENTS - 2.03%
$3,741,708  BANC OF AMERICA NT & SA
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.65%      10/02/00     $  3,741,708
                                                                          ------------

                                                                             3,741,708
TOTAL SHORT-TERM INSTRUMENTS (COST
$3,741,708)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $169,329,635)*                        99.57% $183,154,100
OTHER ASSETS AND LIABILITIES, NET            0.43       788,725
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $183,942,825
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $170,338,935 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $29,020,180
GROSS UNREALIZED DEPRECIATION                       (16,205,015)
                                                    -----------
NET UNREALIZED APPRECIATION                         $12,815,165

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS
                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                      DISCIPLINED             INCOME
                                           GROWTH             EQUITY              INDEX
---------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST.......    $   158,577,425    $ 1,699,457,248    $ 1,160,090,015
    NET UNREALIZED
      APPRECIATION............         31,891,885        898,178,356        638,178,232
                                  ---------------    ---------------    ---------------
TOTAL INVESTMENT AT VALUE.....        190,469,310      2,597,635,604      1,798,268,247
                                  ---------------    ---------------    ---------------
  CASH........................                  0             59,932             17,348
  RECEIVABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS.................                  0                  0                  0
  COLLATERAL FOR SECURITIES
    LOANED....................         39,530,827        156,745,679        262,076,969
  RECEIVABLE FOR INVESTMENTS
    SOLD......................          2,307,450          2,521,728             20,319
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............             55,286          5,399,547          1,470,351
  PREPAID EXPENSES AND OTHER
    ASSETS....................                563              3,327                  0
                                  ---------------    ---------------    ---------------
TOTAL ASSETS..................        232,363,436      2,762,365,817      2,061,853,234
                                  ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                  0          2,937,250                  0
  PAYABLE FOR SECURITIES
    LOANED....................         39,530,827        156,745,679        262,076,969
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FINANCIAL
    FUTURES CONTRACTS.........                  0                  0            319,900
  PAYABLE ON FORWARD FOREIGN
    CURRENCY CONTRACTS........                  0                  0                  0
  PAYABLE TO INVESTMENT
    ADVISER AND AFFILIATES....            113,084          1,464,222            187,246
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............             30,231             11,589             24,799
                                  ---------------    ---------------    ---------------
TOTAL LIABILITIES.............         39,674,142        161,158,740        262,608,914
                                  ---------------    ---------------    ---------------
TOTAL NET ASSETS..............    $   192,689,294    $ 2,601,207,077    $ 1,799,244,320
                                  ---------------    ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
                                                                 CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                       INTERNATIONAL      LARGE COMPANY          SMALL CAP          SMALL CAP
                                    INTERNATIONAL             EQUITY             GROWTH              INDEX              VALUE
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST.......    $   651,991,324    $   307,876,683    $ 1,868,662,154    $   176,839,475    $   179,846,076
    NET UNREALIZED
      APPRECIATION............         29,202,584          8,533,731      1,367,405,249          4,580,708         48,912,633
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT AT VALUE.....        681,193,908        316,410,414      3,236,067,403        181,420,183        228,758,709
                                  ---------------    ---------------    ---------------    ---------------    ---------------
  CASH........................                  0                  0             22,410                  0                  0
  RECEIVABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS.................          1,180,743                  0                  0                  0                  0
  COLLATERAL FOR SECURITIES
    LOANED....................         36,946,133         22,056,352        340,317,558         25,160,003         37,046,916
  RECEIVABLE FOR INVESTMENTS
    SOLD......................         22,554,257                  0                  0          2,248,808          3,083,616
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............          2,479,434            464,821            891,871            384,325             63,102
  PREPAID EXPENSES AND OTHER
    ASSETS....................             10,110                  0             10,979                  0                  0
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL ASSETS..................        744,364,585        338,931,587      3,577,310,221        209,213,319        268,952,343
                                  ---------------    ---------------    ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................          9,004,257                  0                  0          1,059,359          5,841,460
  PAYABLE FOR SECURITIES
    LOANED....................         36,946,133         22,056,352        340,317,558         25,160,003         37,046,916
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FINANCIAL
    FUTURES CONTRACTS.........                  0                  0                  0             57,350                  0
  PAYABLE ON FORWARD FOREIGN
    CURRENCY CONTRACTS........            267,227                  0                  0                  0                  0
  PAYABLE TO INVESTMENT
    ADVISER AND AFFILIATES....          1,326,580            312,980          2,166,511             42,614            108,233
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............            405,719            326,469             43,086             18,405             72,730
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL LIABILITIES.............         47,949,916         22,695,801        342,527,155         26,337,731         43,069,339
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS..............    $   696,414,669    $   316,235,786    $ 3,234,783,066    $   182,875,588    $   225,883,004
                                  ---------------    ---------------    ---------------    ---------------    ---------------

                                  SMALL COMPANY      SMALL COMPANY
                                         GROWTH              VALUE
------------------------------
ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST.......  $   674,379,277    $   169,329,635
    NET UNREALIZED
      APPRECIATION............      105,376,247         13,824,465
                                ---------------    ---------------
TOTAL INVESTMENT AT VALUE.....      779,755,524        183,154,100
                                ---------------    ---------------
  CASH........................                0                  0
  RECEIVABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS.................                0                  0
  COLLATERAL FOR SECURITIES
    LOANED....................       76,780,034         18,046,194
  RECEIVABLE FOR INVESTMENTS
    SOLD......................       28,238,063          1,199,025
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............           83,802            329,897
  PREPAID EXPENSES AND OTHER
    ASSETS....................                0              2,985
                                ---------------    ---------------
TOTAL ASSETS..................      884,857,423        202,732,201
                                ---------------    ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................       22,437,265            586,911
  PAYABLE FOR SECURITIES
    LOANED....................       76,780,034         18,046,194
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FINANCIAL
    FUTURES CONTRACTS.........                0                  0
  PAYABLE ON FORWARD FOREIGN
    CURRENCY CONTRACTS........                0                  0
  PAYABLE TO INVESTMENT
    ADVISER AND AFFILIATES....          623,848            115,187
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............           15,816             41,084
                                ---------------    ---------------
TOTAL LIABILITIES.............       99,856,963         18,789,376
                                ---------------    ---------------
TOTAL NET ASSETS..............  $   785,000,460    $   183,942,825
                                ---------------    ---------------

CORE PORTFOLIOS     STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30,
2000
--------------------------------------------------------------------------------

                           DISCIPLINED        INCOME
                                GROWTH        EQUITY        INDEX  INTERNATIONAL
--------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $1,652,239   $ 51,081,343  $19,909,417   $ 8,573,042(1)
  INTEREST...............     178,614      2,195,377    2,243,756     1,856,419
  SECURITIES LENDING.....      83,590        280,118      444,628       173,637
                           ----------   ------------  -----------   -----------
TOTAL INVESTMENT
  INCOME.................   1,914,443     53,556,838   22,597,801    10,603,098
                           ----------   ------------  -----------   -----------

EXPENSES
  ADVISORY FEES..........   1,541,983     18,698,296    2,677,126     6,962,560
  ADMINISTRATION FEES....      10,471        129,287       84,206       125,938
  CUSTODY................      39,736        491,560      341,667     1,713,606
  ACCOUNTING.............      71,588        151,038      134,206        85,231
  LEGAL..................       6,392         10,446        4,760       268,412
  AUDIT..................      13,611         17,757       17,757        21,723
  DIRECTORS' FEES........       4,797          4,884        4,849         4,819
  OTHER..................      10,954         14,334       21,365       135,637
                           ----------   ------------  -----------   -----------
TOTAL EXPENSES...........   1,699,532     19,517,602    3,285,936     9,317,926
                           ----------   ------------  -----------   -----------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............    (192,907)    (2,380,350)    (896,975)            0
  NET EXPENSES...........   1,506,625     17,137,252    2,388,961     9,317,926
                           ----------   ------------  -----------   -----------
NET INVESTMENT INCOME
  (LOSS).................     407,818     36,419,586   20,208,840     1,285,172
                           ----------   ------------  -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............  36,048,944     79,715,569   77,457,330   188,266,567
  FOREIGN CURRENCY
    TRANSACTIONS.........           0              0            0       697,396
  FINANCIAL FUTURES
    TRANSACTIONS.........           0              0      235,160             0
                           ----------   ------------  -----------   -----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......  36,048,944     79,715,569   77,692,490   188,963,963
                           ----------   ------------  -----------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............     751,040    (81,398,297) 112,986,029   (67,938,905)
  FOREIGN CURRENCY
    TRANSACTIONS.........           0          2,613            0     3,819,605
  FINANCIAL FUTURES
    TRANSACTIONS.........           0              0      832,800             0
                           ----------   ------------  -----------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     751,040    (81,395,684) 113,818,829   (64,119,300)
                           ----------   ------------  -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  36,799,984     (1,680,115) 191,511,319   124,844,663
                           ----------   ------------  -----------   -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $37,207,802  $ 34,739,471  $211,720,159  $126,129,835
                           ----------   ------------  -----------   -----------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $1,370,339 FOR THE INTERNATIONAL PORTFOLIO AND $405,146 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2000           CORE
PORTFOLIOS
--------------------------------------------------------------------------------

                           INTERNATIONAL  LARGE COMPANY    SMALL CAP    SMALL CAP  SMALL COMPANY  SMALL COMPANY
                                  EQUITY         GROWTH        INDEX        VALUE         GROWTH          VALUE
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $   2,752,094(1) $   8,625,273 $ 1,064,678 $   727,362  $   2,673,116  $   3,384,825
  INTEREST...............      1,063,538      4,134,743    1,220,093      590,532      2,347,322        350,068
  SECURITIES LENDING.....        113,528        438,526       74,201      163,982        167,848         39,914
                           -------------  -------------  -----------  -----------  -------------  -------------
TOTAL INVESTMENT
  INCOME.................      3,929,160     13,198,542    2,358,972    1,481,876      5,188,286      3,774,807
                           -------------  -------------  -----------  -----------  -------------  -------------

EXPENSES
  ADVISORY FEES..........      2,908,662     20,917,166      432,047    1,754,000      7,079,263      1,563,705
  ADMINISTRATION FEES....          7,871        109,678        7,979        8,920         34,493          7,942
  CUSTODY................        687,422        543,262       34,285       38,406        151,976         34,474
  ACCOUNTING.............        149,351        193,714       93,943       99,899         99,592         69,991
  LEGAL..................        240,204          3,116          160        9,879            352          7,022
  AUDIT..................         21,723         22,623       10,695       13,611         15,864         15,864
  DIRECTORS' FEES........          4,795          6,717        3,579        4,793          4,815          4,795
  OTHER..................          6,603          4,610          755       23,136          1,348         18,653
                           -------------  -------------  -----------  -----------  -------------  -------------
TOTAL EXPENSES...........      4,026,631     21,800,886      583,443    1,952,644      7,387,703      1,722,446
                           -------------  -------------  -----------  -----------  -------------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............       (271,975)       (56,176)     (10,079)    (628,309)       (25,669)      (324,359)
  NET EXPENSES...........      3,754,656     21,744,710      573,364    1,324,335      7,362,034      1,398,087
                           -------------  -------------  -----------  -----------  -------------  -------------
NET INVESTMENT INCOME
  (LOSS).................        174,504     (8,546,168)   1,785,608      157,541     (2,173,748)     2,376,720
                           -------------  -------------  -----------  -----------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............     45,959,892     78,004,123   12,839,884   17,965,269    182,508,596      5,290,965
  FOREIGN CURRENCY
    TRANSACTIONS.........        (93,802)             0            0            0              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........              0              0    3,116,279            0              0              0
                           -------------  -------------  -----------  -----------  -------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......     45,866,090     78,004,123   15,956,163   17,965,269    182,508,596      5,290,965
                           -------------  -------------  -----------  -----------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............     (9,977,107)   623,998,476   18,710,635   25,367,688     44,204,908     17,232,119
  FOREIGN CURRENCY
    TRANSACTIONS.........        (19,794)             0            0           33              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........              0              0     (183,651)           0              0              0
                           -------------  -------------  -----------  -----------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (9,996,901)   623,998,476   18,526,984   25,367,721     44,204,908     17,232,119
                           -------------  -------------  -----------  -----------  -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........     35,869,189    702,002,599   34,483,147   43,332,990    226,713,504     22,523,084
                           -------------  -------------  -----------  -----------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $  36,043,693  $ 693,456,431  $36,268,755  $43,490,531  $ 224,539,756  $  24,899,804
                           -------------  -------------  -----------  -----------  -------------  -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $1,370,339 FOR THE INTERNATIONAL PORTFOLIO AND $405,146 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             DISCIPLINED GROWTH
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      201,399,232   $      188,984,663   $130,765,219
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             407,818              (26,104)       245,235
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          36,048,944            4,099,644     (3,141,344)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........             751,040           (4,448,279)    24,845,328
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          37,207,802             (374,739)    21,949,219
                           ------------------   ------------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          28,631,169           24,852,681     56,556,716
  WITHDRAWALS............         (74,548,909)         (12,063,373)   (20,286,491)
                           ------------------   ------------------   ------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         (45,917,740)          12,789,308     36,270,225
                           ------------------   ------------------   ------------
                           ------------------   ------------------   ------------
NET INCREASE IN NET
  ASSETS.................          (8,709,938)          12,414,569     58,219,444
                           ------------------   ------------------   ------------
ENDING NET ASSETS........  $      192,689,294   $      201,399,232   $188,984,663
                           ------------------   ------------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                INCOME EQUITY                                         INDEX
                           --------------------------------------------------------  ----------------------------------------
                                       FOR THE         FOR THE FOUR         FOR THE              FOR THE         FOR THE FOUR
                                    YEAR ENDED         MONTHS ENDED      YEAR ENDED           YEAR ENDED         MONTHS ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999    MAY 31, 1999   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $    2,454,562,674   $    2,418,577,773   $1,955,802,133  $    1,583,558,662   $    1,830,641,407
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          36,419,586           12,171,160       32,382,110          20,208,840            7,070,132
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          79,715,569           55,447,612       10,703,154          77,692,490           17,917,926
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (81,395,684)        (176,477,105)     273,274,958         113,818,829         (247,065,769)
                           ------------------   ------------------   --------------  ------------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          34,739,471         (108,858,333)     316,360,222         211,720,159         (222,077,711)
                           ------------------   ------------------   --------------  ------------------   ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         578,510,587          170,936,080      299,593,165         230,919,882          168,104,830
  WITHDRAWALS............        (466,605,655)         (26,092,846)    (153,177,747)       (226,954,383)        (193,109,864)
                           ------------------   ------------------   --------------  ------------------   ------------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         111,904,932          144,843,234      146,415,418           3,965,499          (25,005,034)
                           ------------------   ------------------   --------------  ------------------   ------------------
                           ------------------   ------------------   --------------  ------------------   ------------------
NET INCREASE IN NET
  ASSETS.................         146,644,403           35,984,901      462,775,640         215,685,658         (247,082,745)
                           ------------------   ------------------   --------------  ------------------   ------------------
ENDING NET ASSETS........  $    2,601,207,077   $    2,454,562,674   $2,418,577,773  $    1,799,244,320   $    1,583,558,662
                           ------------------   ------------------   --------------  ------------------   ------------------

                               INDEX
                           --------------
                                  FOR THE
                               YEAR ENDED
                             MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $1,385,279,923
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      21,141,735
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........      26,353,322
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     247,309,848
                           --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     294,804,905
                           --------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     338,399,367
  WITHDRAWALS............    (187,842,788)
                           --------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............     150,556,579
                           --------------
                           --------------
NET INCREASE IN NET
  ASSETS.................     445,361,484
                           --------------
ENDING NET ASSETS........  $1,830,641,407
                           --------------

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                INTERNATIONAL
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      803,919,481   $      797,205,650   $ 951,185,586
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           1,285,172            4,888,405      11,315,753
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........         188,963,963           33,382,557      84,073,464
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (64,119,300)          (3,837,151)   (106,511,759)
                           ------------------   ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         126,129,835           34,433,811     (11,122,542)
                           ------------------   ------------------   -------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         191,483,305           96,548,384     138,115,465
  WITHDRAWALS............        (425,117,952)        (124,268,364)   (280,972,859)
                           ------------------   ------------------   -------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............        (233,634,647)         (27,719,980)   (142,857,394)
                           ------------------   ------------------   -------------
                           ------------------   ------------------   -------------
NET INCREASE IN NET
  ASSETS.................        (107,504,812)           6,713,831    (153,979,936)
                           ------------------   ------------------   -------------
ENDING NET ASSETS........  $      696,414,669   $      803,919,481   $ 797,205,650
                           ------------------   ------------------   -------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
134

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                              INTERNATIONAL EQUITY                      LARGE COMPANY GROWTH
                           -----------------------------------------------------------  -------------------
                                       FOR THE         FOR THE FOUR            FOR THE              FOR THE
                                    YEAR ENDED         MONTHS ENDED         YEAR ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999 (1)   SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      150,544,960   $      154,552,130    $             0   $    2,038,377,260
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             174,504              109,415            857,495           (8,546,168)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          45,866,090            2,627,525           (119,809)          78,004,123
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          (9,996,901)          13,315,722          5,196,073          623,998,476
                           ------------------   ------------------    ---------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          36,043,693           16,052,662          5,933,759          693,456,431
                           ------------------   ------------------    ---------------   ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         227,285,108           19,384,770        154,175,553          923,765,637
  WITHDRAWALS............         (97,637,975)         (39,444,602)        (5,557,182)        (420,816,262)
                           ------------------   ------------------    ---------------   ------------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         129,647,133          (20,059,832)       148,618,371          502,949,375
                           ------------------   ------------------    ---------------   ------------------
                           ------------------   ------------------    ---------------   ------------------
NET INCREASE IN NET
  ASSETS.................         165,690,826           (4,007,170)       154,552,130        1,196,405,806
                           ------------------   ------------------    ---------------   ------------------
ENDING NET ASSETS........  $      316,235,786   $      150,544,960    $   154,552,130   $    3,234,783,066
                           ------------------   ------------------    ---------------   ------------------

                                LARGE COMPANY GROWTH
                           -----------------------------------
                                  FOR THE FOUR         FOR THE
                                  MONTHS ENDED      YEAR ENDED
                            SEPTEMBER 30, 1999    MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $    1,847,453,831   $1,081,998,121
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            (504,243)      (2,686,598)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          37,071,984      181,443,136
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (53,035,427)     267,110,572
                           ------------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         (16,467,686)     445,867,110
                           ------------------   --------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         431,740,313      761,913,767
  WITHDRAWALS............        (224,349,198)    (442,325,167)
                           ------------------   --------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         207,391,115      319,588,600
                           ------------------   --------------
                           ------------------   --------------
NET INCREASE IN NET
  ASSETS.................         190,923,429      765,455,710
                           ------------------   --------------
ENDING NET ASSETS........  $    2,038,377,260   $1,847,453,831
                           ------------------   --------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1999.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SMALL CAP INDEX
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      154,386,892   $      136,746,124   $122,492,445
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           1,785,608              245,646        926,729
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          15,956,163           (1,007,763)     2,468,434
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          18,526,984            1,965,868     (9,600,626)
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          36,268,755            1,203,751     (6,205,463)
                           ------------------   ------------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          38,490,955           45,525,219     38,398,557
  WITHDRAWALS............         (46,271,014)         (29,088,202)   (17,939,415)
                           ------------------   ------------------   ------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............          (7,780,059)          16,437,017     20,459,142
                           ------------------   ------------------   ------------
                           ------------------   ------------------   ------------
NET INCREASE IN NET
  ASSETS.................          28,488,696           17,640,768     14,253,679
                           ------------------   ------------------   ------------
ENDING NET ASSETS........  $      182,875,588   $      154,386,892   $136,746,124
                           ------------------   ------------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                               SMALL CAP VALUE                      SMALL COMPANY GROWTH
                           -------------------------------------------------------  -------------------
                                       FOR THE         FOR THE FOUR        FOR THE              FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 2000
-------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      173,026,520   $      125,768,110   $104,269,849   $      667,576,772
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             157,541             (146,613)      (213,047)          (2,173,748)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          17,965,269            4,186,619    (30,465,857)         182,508,596
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          25,367,721            5,216,949      9,548,982           44,204,908
                           ------------------   ------------------   ------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          43,490,531            9,256,955    (21,129,922)         224,539,756
                           ------------------   ------------------   ------------   ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          65,107,528           68,898,740     56,411,434          102,175,790
  WITHDRAWALS............         (55,741,575)         (30,897,285)   (13,783,251)        (209,291,858)
                           ------------------   ------------------   ------------   ------------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............           9,365,953           38,001,455     42,628,183         (107,116,068)
                           ------------------   ------------------   ------------   ------------------
                           ------------------   ------------------   ------------   ------------------
NET INCREASE IN NET
  ASSETS.................          52,856,484           47,258,410     21,498,261          117,423,688
                           ------------------   ------------------   ------------   ------------------
ENDING NET ASSETS........  $      225,883,004   $      173,026,520   $125,768,110   $      785,000,460
                           ------------------   ------------------   ------------   ------------------

                                SMALL COMPANY GROWTH
                           ----------------------------------
                                  FOR THE FOUR        FOR THE
                                  MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 1999   MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $      733,708,206   $ 894,063,120
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            (514,635)     (1,822,670)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          57,486,291     (77,753,826)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (65,332,424)    (15,097,262)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          (8,360,768)    (94,673,758)
                           ------------------   -------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          31,454,531      87,802,760
  WITHDRAWALS............         (89,225,197)   (153,483,916)
                           ------------------   -------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         (57,770,666)    (65,681,156)
                           ------------------   -------------
                           ------------------   -------------
NET INCREASE IN NET
  ASSETS.................         (66,131,434)   (160,354,914)
                           ------------------   -------------
ENDING NET ASSETS........  $      667,576,772   $ 733,708,206
                           ------------------   -------------

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SMALL COMPANY VALUE
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED   PERIOD ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      152,160,571   $      168,647,698   $147,525,445
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           2,376,720              435,751      1,096,962
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........           5,290,965            2,279,774     (4,559,162)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          17,232,119           (8,987,103)    (9,541,409)
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          24,899,804           (6,271,578)   (13,003,609)
                           ------------------   ------------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          50,248,487           25,136,140     58,867,576
  WITHDRAWALS............         (43,366,037)         (35,351,689)   (24,741,714)
                           ------------------   ------------------   ------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............           6,882,450          (10,215,549)    34,125,862
                           ------------------   ------------------   ------------
                           ------------------   ------------------   ------------
NET INCREASE IN NET
  ASSETS.................          31,782,254          (16,487,127)    21,122,253
                           ------------------   ------------------   ------------
ENDING NET ASSETS........  $      183,942,825   $      152,160,571   $168,647,698
                           ------------------   ------------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                             CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                ----------------------------------------  PORTFOLIO
                                 NET INVESTMENT        NET         GROSS   TURNOVER
                                  INCOME (LOSS)   EXPENSES   EXPENSES(1)       RATE
-----------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.20%      0.75%         0.84%       106%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.04)%     0.97%         1.02%        21%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.15%      0.97%         1.02%        90%
OCTOBER 1, 1997(2) TO MAY 31,
  1998........................           0.55%      1.01%         1.06%        68%

INCOME EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.42%      0.67%         0.76%         9%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           1.43%      0.54%         0.57%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.53%      0.55%         0.57%         3%
JUNE 1, 1997(2) TO MAY 31,
  1998........................           1.76%      0.52%         0.57%         3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.13%      0.13%         0.18%         8%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           1.25%      0.18%         0.23%        11%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.35%      0.18%         0.23%         4%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.60%      0.19%         0.24%         7%
JUNE 1, 1996 TO MAY 31,
  1997........................           2.03%      0.11%         0.31%         7%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           2.35%      0.17%         0.32%         7%

INTERNATIONAL
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.17%      1.24%         1.24%       127%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           1.79%      0.61%         0.68%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.29%      0.61%         0.69%        94%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.23%      0.66%         0.68%        37%
JUNE 1, 1996 TO MAY 31,
  1997........................           1.53%      0.19%         0.67%        53%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           1.75%      0.23%         0.68%        18%

INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.06%      1.30%         1.39%        64%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           0.21%      1.40%         1.40%        11%
FEBRUARY 12, 1999(2) TO
  MAY 31, 1999................           1.92%      1.40%         1.45%        12%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........          (0.30)%     0.77%         0.77%         9%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.07)%     0.69%         0.72%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.19)%     0.71%         0.72%        28%
JUNE 1, 1997(2) TO MAY 31,
  1998........................          (0.03)%     0.67%         0.73%        13%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.03%      0.33%         0.34%        42%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           0.53%      0.44%         0.50%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.44%         0.48%        26%
APRIL 9, 1998(2) TO MAY 31,
  1998........................           1.04%      0.52%         0.54%         2%

SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.08%      0.68%         1.00%       124%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.32)%     1.06%         1.10%        49%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.20)%     1.05%         1.10%       108%
OCTOBER 1, 1997(2) TO MAY 31,
  1998........................          (0.17)%     1.08%         1.13%        79%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........          (0.28)%     0.94%         0.94%       203%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.22)%     0.94%         0.98%        55%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.25)%     0.98%         0.98%       154%
JUNE 1, 1997(2) TO MAY 31,
  1998........................          (0.41)%     0.93%         0.98%       123%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.37%      0.81%         1.00%       114%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           0.83%      1.00%         1.04%        28%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.99%         1.04%        97%
JUNE 1, 1997(2) TO MAY 31,
  1998........................           0.69%      0.99%         1.04%        99%

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 5).
(2)  COMMENCEMENT OF OPERATIONS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements present the Disciplined Growth, Income Equity, Index, International, International Equity, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
   Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

   The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following short contracts were held by the International Portfolio during the year ended September 30, 2000:

                                                                                             Net Unrealized
                                                                                             Appreciation/
    Date                 Currency                          Value                 Proceeds    (Depreciation)
    11/13/00          BRITISH POUND                                 14,262,000  $20,890,991    $(167,691)

    11/20/00           JAPANESE YEN                              2,667,134,000   24,787,490      (99,536)

     12/7/00           JAPANESE YEN                              1,695,236,000   16,059,150      195,131

    12/14/00           JAPANESE YEN                              4,852,228,000   46,446,137      985,612

FUTURES CONTRACTS
   Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/ or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2000, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                 Notional     Net Unrealized
    Contracts          Portfolio                Type         Expiration Date  Contract Value  (Depreciation)
     52 LONG   INDEX PORTFOLIO                S&P 500 INDEX  DECEMBER 2000     $18,898,100      $(613,875)

                                               RUSSELL 2000
     52 LONG   SMALL CAP INDEX PORTFOLIO              INDEX  DECEMBER 2000      13,624,000       (418,850)

   The Index and Small Cap Index Portfolios have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $1,305,000 and $2,630,000, respectively.

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS
   The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2000, the value of securities on loan and the value of the related collateral were as follows:

    Portfolio                                  Securities    Collateral
    DISCIPLINED GROWTH PORTFOLIO              $ 34,895,440  $ 39,530,827

    INCOME EQUITY PORTFOLIO                    144,155,837   156,745,679

    INDEX PORTFOLIO                            233,410,482   262,076,969

    INTERNATIONAL PORTFOLIO                     33,252,521    36,946,133

    INTERNATIONAL EQUITY PORTFOLIO              20,347,019    22,056,352

    LARGE COMPANY GROWTH PORTFOLIO             317,488,219   340,317,558

    SMALL CAP INDEX PORTFOLIO                   23,280,867    25,160,003

    SMALL CAP VALUE PORTFOLIO                   34,479,008    37,046,916

    SMALL COMPANY GROWTH PORTFOLIO              74,845,331    76,780,034

    SMALL COMPANY VALUE PORTFOLIO               17,105,754    18,046,194

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

3. ADVISORY FEES
   The Investment Advisor of each Portfolio is WFB. WFB has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International, Inc., Smith Asset Management Group, L.P., and Wells Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the Advisor and do not increase the overall fees paid by the Portfolios to the Advisor. These sub-advisors provided the same services to the predecessor portfolios. Prior to November 8, 1999, the Disciplined Growth, Small Company Growth, and Small Company Value Portfolios were charged an Advisory fee of 0.90%, the Index Portfolio was charged 0.15%, the Income Equity Portfolio was charged 0.50%, the International Portfolio was charged 0.45%, the International Equity Portfolio was charged 1.20%, the Large Company Growth Portfolio was charged 0.65%, the Small Cap Index Portfolio was charged 0.25%, and the Small Cap Value Portfolio was charged 0.95% as a percentage of the average daily net assets of

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

  each respective Portfolio. The current investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

    Portfolio                            Advisory Fee           Subadvisor                   Sub-Advisory Fee
    DISCIPLINED GROWTH PORTFOLIO             0.75%           SMITH ASSET MANAGEMENT  $            0-175 MILLION, 0.35%

                                                                                                175-225 MILLION, 0.00%

                                                                                                225-500 MILLION, 0.25%

                                                                                       GREATER THAN 500 MILLION, 0.20%

    INCOME EQUITY PORTFOLIO                  0.75%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.25%

                                                                                                200-400 MILLION, 0.20%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    INDEX PORTFOLIO                          0.15%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                       GREATER THAN 200 MILLION, 0.01%

    INTERNATIONAL PORTFOLIO                  1.00%      SCHRODER CAPITAL MANAGEMENT               0-100 MILLION, 0.45%

                                                                                                100-200 MILLION, 0.35%

                                                                                                200-600 MILLION, 0.20%

                                                                                      GREATER THAN 600 MILLION, 0.185%

    INTERNATIONAL EQUITY PORTFOLIO           1.00%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.35%

                                                                                                200-400 MILLION, 0.25%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    LARGE COMPANY GROWTH PORTFOLIO           0.75%     PEREGRINE CAPITAL MANAGEMENT                0-25 MILLION, 0.75%

                                                                                                  25-50 MILLION, 0.60%

                                                                                                 50-275 MILLION, 0.50%

                                                                                       GREATER THAN 275 MILLION, 0.30%

    SMALL CAP INDEX PORTFOLIO                0.25%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                       GREATER THAN 200 MILLION, 0.01%

    SMALL CAP VALUE PORTFOLIO                0.90%           SMITH ASSET MANAGEMENT               0-110 MILLION, 0.45%

                                                                                                110-150 MILLION, 0.00%

                                                                                                150-300 MILLION, 0.30%

                                                                                       GREATER THAN 300 MILLION, 0.25%

    SMALL COMPANY GROWTH PORTFOLIO           0.90%     PEREGRINE CAPITAL MANAGEMENT                0-50 MILLION, 0.90%

                                                                                                 50-180 MILLION, 0.75%

                                                                                                180-340 MILLION, 0.65%

                                                                                                340-685 MILLION, 0.50%

                                                                                                685-735 MILLION, 0.52%

                                                                                        GREATER THAN 735 MILLION 0.55%

    SMALL COMPANY VALUE PORTFOLIO            0.90%     PEREGRINE CAPITAL MANAGEMENT               0-200 MILLION, 0.50%

                                                                                       GREATER THAN 200 MILLION, 0.75%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of each Portfolio's average daily net assets. With respect to International Portfolio, FAdS received a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. WFB MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. WFB MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets. Prior to November 8, 1999, WFB MN received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million, with the exception of the International and International Equity Portfolios. Prior to November 8, 1999, WFB MN received a fee with respect to the International and International Equity Portfolios at an annual rate of 0.07% of each Portfolio's average daily net assets.
   Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
   For the year ended September 30, 2000, fees waived by the Portfolios' service providers were as follows:

    Portfolio                            Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    DISCIPLINED GROWTH PORTFOLIO               $12,440            $  180,467         $  192,907

    INCOME EQUITY PORTFOLIO                     59,627             2,320,723          2,380,350

    INDEX PORTFOLIO                             88,805               808,170            896,975

    INTERNATIONAL PORTFOLIO                     56,616               582,014            638,630

    INTERNATIONAL EQUITY PORTFOLIO                   0               271,975            271,975

    LARGE COMPANY GROWTH PORTFOLIO              56,176                     0             56,176

    SMALL CAP INDEX PORTFOLIO                    8,642                 1,437             10,079

    SMALL CAP VALUE PORTFOLIO                   12,108               616,201            628,309

    SMALL COMPANY GROWTH PORTFOLIO              24,605                 1,064             25,669

    SMALL COMPANY VALUE PORTFOLIO                8,635               315,724            324,359

6. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2000 were as follows:

                                                   AGGREGATE PURCHASES AND SALES
    Portfolio                                 Purchases at Cost  Sales Proceeds
    DISCIPLINED GROWTH PORTFOLIO               $  207,947,687    $  255,855,529

    INCOME EQUITY PORTFOLIO                       221,612,590       319,039,532

    INDEX PORTFOLIO                               183,569,659       147,209,936

    INTERNATIONAL PORTFOLIO                       794,448,316     1,067,579,709

    INTERNATIONAL EQUITY PORTFOLIO                280,317,360       170,388,575

    LARGE COMPANY GROWTH PORTFOLIO                742,918,051       250,813,737

    SMALL CAP INDEX PORTFOLIO                      64,012,421        70,386,980

    SMALL CAP VALUE PORTFOLIO                     233,893,096       228,240,482

    SMALL COMPANY GROWTH PORTFOLIO              1,497,287,172     1,621,479,570

    SMALL COMPANY VALUE PORTFOLIO                 201,133,504       191,472,641

7. CONTRIBUTION OF SECURITIES
   In connection with the consolidation of the Stagecoach Family of Funds and the Norwest Advantage Funds into the Wells Fargo Funds Trust and the acquisition of certain Great Plains Funds by the Wells Fargo Funds Trust, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table:

    Portfolio                                 Net Portfolio Assets  Unrealized Gain
    INCOME EQUITY PORTFOLIO                      $  318,647,802     $   75,910,691

    SMALL CAP VALUE PORTFOLIO                        23,129,461          3,402,031

INDEPENDENT AUDITORS' REPORT                                     CORE PORTFOLIOS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND PARTNERS
WELLS FARGO CORE TRUST:

   We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Income Equity Portfolio, Index Portfolio, International Portfolio, International Equity Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, ten portfolios of Wells Fargo Core Trust, (collectively the "Portfolios"), including the portfolios of investments as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods presented on pages 132 to 138, and the financial highlights for the periods presented on page 139. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of September 30, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP

  San Francisco, California
  November 3, 2000

ALLOCATION FUNDS                                           LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

More information about Wells Fargo is available free upon request. To obtain literature, please write, fax or e-mail to:


Wells Fargo Funds
P.O. Box 8266
Boston MA 02266-8266
Fax: 1-415-977-9301
E-mail: WFFUNDS@wellsfargo.com


Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.


Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliate with Stephens Inc.


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.


DATED MATERIAL
PLEASE EXPEDITE

                                                                  Bulk Rate
[WELLS FARGO FUNDS LOGO]                                         U.S. Postage
P.O. Box 8266                                                        PAID
Boston, MA 02266-8266                                           Permit No. 2145
                                                                  Newark, NJ





                                                                 AR 002 (11/00)